[MFS LOGO]

                                       MFS(R) MUNICIPAL
                                       SERIES TRUST

                                       SEMIANNUAL REPORT - SEPTEMBER 30, 2002

                                       FOR THE STATES OF: ALABAMA, ARKANSAS,
                                       CALIFORNIA, FLORIDA, GEORGIA, MARYLAND,
                                       AND MASSACHUSETTS

       YOU CAN RECEIVE THIS REPORT VIA E-MAIL. (SEE PAGE 62 FOR DETAILS.)

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TABLE OF CONTENTS

Letter from the Chairman                                                     1

Management Review and Outlook                                                2

Performance Summary                                                          4

Portfolio of Investments                                                    12

Financial Statements                                                        32

Notes to Financial Statements                                               55

Trustees and Officers                                                       64

MFST PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  - information we receive from you on applications or other forms

  - information about your transactions with us, our affiliates, or others, and

  - information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker-dealer, bank, investment adviser or other financial service provider, that third-party's privacy policy may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1) MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, MFS(R) Heritage Trust CompanySM, and MFS Fund Distributors, Inc.

             NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
          NOT A DEPOSIT   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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LETTER FROM THE CHAIRMAN

[PHOTO OF             DEAR SHAREHOLDERS,
JEFFREY L. SHAMES]    It is over a year since the attacks of
                      September 11 dealt a sharp blow to
the American people and to an already-weak U.S. economy. When the markets seemed to be recovering as a new year began, a series of corporate scandals hammered at the economy and at investor confidence. As I write this in early fall, investors are concerned about a potential war with Iraq and about labor issues on West Coast docks, which handle nearly half of all U.S. import/export shipping. In the midst of all this, the American consumer has managed almost single-handedly to keep the U.S. economy from falling back into recession.

A RELAY RACE

In mid-October, we could describe the state of the U.S. economy as a relay race against time involving two runners: the consumer, whose spending has fueled the beginning of a recovery, and corporate spending, which has yet to contribute much to the recovery. The hope is that corporate spending kicks in so that the consumer can pass the baton before running out of steam. At this point, we see little VISIBILITY, or ability to predict the near-term direction of consumer spending or corporate spending and profits. The result is that the economy seems to us to be in a holding pattern as we wait for clear signs that things are improving.

REASONS FOR OPTIMISM

Optimists would point out that wages have been rising over the past year, according to the U.S. Labor Department. This, in combination with historically low interest rates and inflation, may enable the consumer to keep spending. In the corporate arena, our research indicates that business spending overall has at least stopped falling and that corporate earnings and spending could trend upward next year.

Pessimists, however, would counter that visibility of corporate profits remains very murky, that corporations could resort to further layoffs if profits languish, and that the situation with Iraq adds to market uncertainty. The fact is that the near-term direction of the market or the economy is uncertain. But history has shown that both are cyclical -- downturns have always been followed by upturns.

STAYING THE COURSE

With the economy in a holding pattern and markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See crises as opportunities. That's how we'd describe our approach to this volatile environment -- which we think plays to our strength as research-based, bottom-up, long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

Respectfully,

/s/ JEFFREY L. SHAMES

JEFFREY L. SHAMES
CHAIRMAN
MFS INVESTMENT MANAGEMENT(R)

October 15, 2002

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEW AND OUTLOOK

DEAR SHAREHOLDERS,
Over the past six months, we witnessed an about-face in investor expectations -- for both the economy and the direction of interest rates. Going into the period, the market was pricing in a strong economic recovery. The general consensus was that the Federal Reserve Board (the Fed) would begin to raise interest rates this year to prevent the economy from overheating.

The economy and the markets, however, were dogged over the period by several factors, including business spending that did not recover, a series of corporate scandals, and geopolitical uncertainty overseas, particularly in Iraq. The result has been weak economic growth and a decline in the rate of inflation --both positive factors for bonds. Investors became more risk-averse and we saw a "flight to quality" that drove up prices of Treasuries and municipal bonds. By the end of September, it seemed possible that the Fed might lower interest rates to stimulate corporate spending.

The major positive factor in the funds' performance was positioning on the yield curve. Over the period, the best performance was at the shorter end of the curve because short-term rates fell dramatically, causing shorter-term bonds to appreciate. Long-term rates (and therefore bond prices) were relatively unchanged. The funds benefited from being overweighted in the shorter 10- to 20-year area of the curve and being underweighted in the longest (30-year) area.

In addition, the funds benefited from strong sector positioning. Health care remained a key sector weighting throughout the period, and we expect that will continue in the coming months. As we've mentioned in previous reports, we believe there is more value in this sector than in many other areas. The market seemed to agree with our view over the period, as the sector performed well. We also benefited by avoiding airline bonds, as the industry continued to suffer from overcapacity and high expenses.

As of the end of the period, we think the U.S. economy will continue to grow modestly and avoid a second, or "double-dip," recession. But we believe growth will be below trend for some time -- that is, below average compared to what we've experienced in previous recoveries. In that environment, the good news is that we think inflation will be well contained and, as a result, interest rates may drift up slightly but not substantially.

Given that outlook, we expect to remain somewhat defensive in our investments, with relatively low weightings in corporate-backed issues until we see evidence of a sustainable recovery. As a risk control strategy, we intend to keep the portfolios somewhat higher in quality, or average bond rating, than our peer group.

We also think that the next shift in the yield curve will likely be a flattening, as either short-term rates rise as the economy improves or long-term rates fall if the economy remains weak. In anticipation of a curve flattening, toward the end of the period we began to decrease our overweighting in the 10- to 20-year part of the curve and moderately boost our longer-term holdings.

Respectfully,

/s/ Michael L. Dawson                           /s/ Geoffrey L. Schechter

Michael L. Dawson                               Geoffrey L. Schechter
Portfolio Manager                               Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

It is not possible to invest directly in an index.

The portfolios are actively managed, and current holdings may be different.

PORTFOLIO MANAGERS' PROFILES

MICHAEL L. DAWSON IS VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(R) (MFS(R)) AND A PORTFOLIO MANAGER OF ALL STATE MUNICIPAL BOND FUNDS. HE ALSO MANAGES OTHER NATIONAL MUNICIPAL BOND PORTFOLIOS FOR MFS. MICHAEL JOINED MFS IN 1998. HE WAS NAMED ASSISTANT VICE PRESIDENT AND PORTFOLIO MANAGER IN 1999 AND VICE PRESIDENT IN 2001. PRIOR TO JOINING MFS, MICHAEL WORKED IN INSTITUTIONAL SALES -- FIXED INCOME FOR FIDELITY CAPITAL MARKETS AND GOLDMAN SACHS. PRIOR TO THAT, HE WAS A RESEARCH ANALYST IN THE MUNICIPAL BOND GROUP AT FRANKLIN TEMPLETON. HE IS A GRADUATE OF SANTA CLARA UNIVERSITY AND RECEIVED AN M.B.A. DEGREE FROM BABSON COLLEGE IN 1999. HE IS A MEMBER OF THE BOSTON MUNICIPAL ANALYSTS FORUM AND THE NATIONAL FEDERATION OF MUNICIPAL ANALYSTS.

GEOFFREY L. SCHECHTER, CFA, CPA, IS SENIOR VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(R) (MFS(R)) AND A PORTFOLIO MANAGER OF OUR MUNICIPAL BOND FUNDS. HE ALSO MANAGES SEVERAL OTHER STATE MUNICIPAL BOND PORTFOLIOS FOR MFS. HE JOINED MFS AS INVESTMENT OFFICER IN 1993 AFTER WORKING AS A MUNICIPAL CREDIT ANALYST WITH A MAJOR INSURANCE COMPANY. HE WAS NAMED PORTFOLIO MANAGER IN 1993, ASSISTANT VICE PRESIDENT IN 1994, VICE PRESIDENT IN 1995, AND SENIOR VICE PRESIDENT IN 2001. GEOFF IS A GRADUATE OF THE UNIVERSITY OF TEXAS AND HAS AN M.B.A. DEGREE FROM BOSTON UNIVERSITY. HE HOLDS THE CHARTERED FINANCIAL ANALYST (CFA) AND CERTIFIED PUBLIC ACCOUNTANT (CPA) DESIGNATIONS.

ALL PORTFOLIO MANAGERS AT MFS ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCHT, A GLOBAL, ISSUER-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including the exchange privilege and charges and expenses, for any MFS product is available from your investment professional or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

PERFORMANCE SUMMARY

FUND FACTS

OBJECTIVE: EACH FUND SEEKS CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES AND FROM THE PERSONAL INCOME TAXES, IF ANY, OF THE STATE TO WHICH ITS NAME REFERS.

COMMENCEMENT OF INVESTMENT OPERATIONS:

     ALABAMA                            FEBRUARY 1, 1990
     ARKANSAS                           FEBRUARY 3, 1992
     CALIFORNIA                         JUNE 18, 1985
     FLORIDA                            FEBRUARY 3, 1992
     GEORGIA                            JUNE 6, 1988
     MARYLAND                           OCTOBER 31, 1984
     MASSACHUSETTS                      APRIL 9, 1985

     NET ASSETS AS OF SEPTEMBER 30, 2002:

     ALABAMA                            $102.3 MILLION
     ARKANSAS                           $141.4 MILLION
     CALIFORNIA                         $481.4 MILLION
     FLORIDA                            $103.2 MILLION
     GEORGIA                            $ 76.1 MILLION
     MARYLAND                           $171.8 MILLION
     MASSACHUSETTS                      $281.6 MILLION

     CLASS INCEPTION:

     ALABAMA             CLASS A        FEBRUARY 1, 1990
                         CLASS B        SEPTEMBER 7, 1993
     ARKANSAS            CLASS A        FEBRUARY 3, 1992
                         CLASS B        SEPTEMBER 7, 1993
     CALIFORNIA          CLASS A        JUNE 18, 1985
                         CLASS B        SEPTEMBER 7, 1993
                         CLASS C        JANUARY 3, 1994
     FLORIDA             CLASS A        FEBRUARY 3, 1992
                         CLASS B        SEPTEMBER 7, 1993
     GEORGIA             CLASS A        JUNE 6, 1988
                         CLASS B        SEPTEMBER 7, 1993
     MARYLAND            CLASS A        OCTOBER 31, 1984
                         CLASS B        SEPTEMBER 7, 1993
     MASSACHUSETTS       CLASS A        APRIL 9, 1985
                         CLASS B        SEPTEMBER 7, 1993

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

MFS(R) ALABAMA MUNICIPAL BOND FUND

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

                                                                          CLASS A
                            -----------------------------------------------------
                            6 Months     1 Year    3 Years     5 Years   10 Years
---------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +9.05%     +9.02%    +27.32%     +34.45%    +88.20%
---------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge         --      +9.02%     +8.39%      +6.10%     +6.53%
---------------------------------------------------------------------------------
Average Annual Total Return
  Including Sales Charge         --      +3.84%     +6.64%      +5.07%     +6.01%

                                              CLASS A
-----------------------------------------------------
6 Months     1 Year    3 Years     5 Years   10 Years
-----------------------------------------------------
  +8.54%     +8.20%    +24.49%     +29.51%    +75.41%
-----------------------------------------------------
     --      +8.20%     +7.57%      +5.31%     +5.78%
-----------------------------------------------------
     --      +4.20%     +6.70%      +4.98%     +5.78%

NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

For periods prior to its inception, Class B share performance includes the performance of the fund's original share class (Class A). Class B performance has been adjusted to reflect the CDSC applicable to B. Performance for this class has not been adjusted to reflect differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B than those of A, performance shown is higher for B than it would have been had this share class been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

MFS(R) ARKANSAS MUNICIPAL BOND FUND

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

                                                                          CLASS A
                            -----------------------------------------------------
                            6 Months     1 Year    3 Years     5 Years   10 Years
---------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +8.49%     +8.79%    +27.07%     +34.80%    +83.18%
---------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge         --      +8.79%     +8.31%      +6.15%     +6.24%
---------------------------------------------------------------------------------
Average Annual Total Return
  Including Sales Charge         --      +3.62%     +6.57%      +5.13%     +5.72%

                                              CLASS B
-----------------------------------------------------
6 Months     1 Year    3 Years     5 Years   10 Years
-----------------------------------------------------
  +8.05%     +7.92%    +24.16%     +29.69%    +69.89%
-----------------------------------------------------
     --      +7.92%     +7.48%      +5.34%     +5.44%
-----------------------------------------------------
     --      +3.92%     +6.61%      +5.01%     +5.44%

NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

For periods prior to its inception, Class B share performance includes the performance of the fund's original share class (Class A). Class B performance has been adjusted to reflect the CDSC applicable to B. Performance for this class has not been adjusted to reflect differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B than those of A, performance shown is higher for B than it would have been had this share class been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

                                                                          CLASS A
                            -----------------------------------------------------
                            6 Months     1 Year    3 Years     5 Years   10 Years
---------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +9.67%     +9.17%    +27.42%     +36.59%    +88.28%
---------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge         --      +9.17%     +8.41%      +6.43%     +6.53%
---------------------------------------------------------------------------------
Average Annual Total Return
  Including Sales Charge         --      +3.98%     +6.67%      +5.40%     +6.02%

                                              CLASS B
-----------------------------------------------------
6 Months     1 Year    3 Years     5 Years   10 Years
-----------------------------------------------------
  +9.24%     +8.31%    +24.44%     +31.29%    +74.18%
-----------------------------------------------------
     --      +8.31%     +7.56%      +5.60%     +5.71%
-----------------------------------------------------
     --      +4.31%     +6.69%      +5.27%     +5.71%

                                                                          CLASS C
                            -----------------------------------------------------
                            6 Months     1 Year    3 Years     5 Years   10 Years
---------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +9.15%     +8.16%    +24.17%     +30.56%    +73.38%
---------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge                 +8.16%     +7.48%      +5.48%     +5.66%
---------------------------------------------------------------------------------
Average Annual Total Return
  Including Sales Charge         --      +7.16%     +7.48%      +5.48%+5.66%


NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C Share Performance Including Sales Charge takes into account the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months.

For periods prior to their inception, Class B and C share performance includes the performance of the fund's original share class (Class A). Class B and C performance has been adjusted to reflect the CDSC applicable to B and C. Performance for these classes has not been adjusted to reflect the differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B and C than those of A, performance shown is higher for B and C than it would have been had these share classes been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

MFS(R) FLORIDA MUNICIPAL BOND FUND

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

                                                                          CLASS A
                            -----------------------------------------------------
                            6 Months     1 Year    3 Years     5 Years   10 Years
---------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +8.62%     +8.96%    +26.71%     +33.78%    +83.69%
---------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge         --      +8.96%     +8.21%      +5.99%     +6.27%
---------------------------------------------------------------------------------
Average Annual Total Return
  Including Sales Charge         --      +3.79%     +6.47%      +4.97%     +5.75%

                                              CLASS B
-----------------------------------------------------
6 Months     1 Year    3 Years     5 Years   10 Years
-----------------------------------------------------
  +8.30%     +7.99%    +23.71%     +28.67%    +69.89%
-----------------------------------------------------
     --      +7.99%     +7.35%      +5.17%     +5.44%
-----------------------------------------------------
     --      +3.99%     +6.47%      +4.84%     +5.44%

NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

For periods prior to its inception, Class B share performance includes the performance of the fund's original share class (Class A). Class B performance has been adjusted to reflect the CDSC applicable to B. Performance for this class has not been adjusted to reflect differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B than those of A, performance shown is higher for B than it would have been had this share class been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

MFS(R) GEORGIA MUNICIPAL BOND FUND

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

                                                                          CLASS A
                            -----------------------------------------------------
                            6 Months     1 Year    3 Years     5 Years   10 Years
---------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +9.37%     +9.12%    +26.98%     +33.63%    +81.22%
---------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge                 +9.12%     +8.29%      +5.97%     +6.13%
---------------------------------------------------------------------------------
Average Annual Total Return
  Including Sales Charge                 +3.94%     +6.55%      +4.94%     +5.61%

                                              CLASS B
-----------------------------------------------------
6 Months     1 Year    3 Years     5 Years   10 Years
-----------------------------------------------------
  +8.95%     +8.30%    +24.25%     +28.82%    +69.04%
-----------------------------------------------------
     --      +8.30%     +7.51%      +5.20%     +5.39%
-----------------------------------------------------
     --      +4.30%     +6.63%      +4.87%     +5.39%

NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

For periods prior to its inception, Class B share performance includes the performance of the fund's original share class (Class A). Class B performance has been adjusted to reflect the CDSC applicable to B. Performance for this class has not been adjusted to reflect differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B than those of A, performance shown is higher for B than it would have been had this share class been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

MFS(R) MARYLAND MUNICIPAL BOND FUND

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

                                                                          CLASS A
                            -----------------------------------------------------
                            6 Months     1 Year    3 Years     5 Years   10 Years
---------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +8.21%     +8.50%    +25.77%     +32.42%    +75.00%
---------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge         --      +8.50%     +7.94%      +5.78%     +5.76%
---------------------------------------------------------------------------------
Average Annual Total Return
  Including Sales Charge         --      +3.35%     +6.21%      +4.75%     +5.24%

                                              CLASS B
-----------------------------------------------------
6 Months     1 Year    3 Years     5 Years   10 Years
-----------------------------------------------------
  +7.87%     +7.80%    +23.37%     +28.22%    +64.54%
-----------------------------------------------------
     --      +7.80%     +7.25%      +5.10%     +5.11%
-----------------------------------------------------
     --      +3.80%     +6.38%      +4.77%     +5.11%

NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

For periods prior to its inception, Class B share performance includes the performance of the fund's original share class (Class A). Class B performance has been adjusted to reflect the CDSC applicable to B. Performance for this class has not been adjusted to reflect differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B than those of A, performance shown is higher for B than it would have been had this share class been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

                                                                          CLASS A
                            -----------------------------------------------------
                            6 Months     1 Year    3 Years     5 Years   10 Years
---------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +9.50%     +9.13%    +26.47%     +32.78%    +79.49%
---------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge         --      +9.13%     +8.14%      +5.83%     +6.02%
---------------------------------------------------------------------------------
Average Annual Total Return
  Including Sales Charge         --      +3.95%     +6.40%      +4.81%     +5.51%

                                              CLASS B
-----------------------------------------------------
6 Months     1 Year    3 Years     5 Years   10 Years
-----------------------------------------------------
  +9.03%     +8.41%    +24.00%     +28.51%    +68.95%
-----------------------------------------------------
     --      +8.41%     +7.44%      +5.14%     +5.38%
-----------------------------------------------------
     --      +4.41%     +6.56%      +4.82%     +5.38%

NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

For periods prior to its inception, Class B share performance includes the performance of the fund's original share class (Class A). Class B performance has been adjusted to reflect the CDSC applicable to B. Performance for this class has not been adjusted to reflect differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B than those of A, performance shown is higher for B than it would have been had this share class been offered for the entire period.than it would have been had Class B and C shares been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in lower rated securities may provide greater returns but may have greater-than-average risk. As nondiversified portfolios, the portfolios invest in a limited number of companies and may have more risk because a change in one security's value may have a more significant effect on the portfolios' net asset values. Investments in the portfolios are not a complete investment program.

A small portion of income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. By concentrating in single states rather than diversifying among several, the portfolios are more susceptible to adverse economic, political or regulatory developments affecting those states than portfolios that invest more broadly. These risks may increase share price volatility. Please see the prospectus for details.

PORTFOLIO OF INVESTMENTS (UNAUDITED) -- September 30, 2002

MFS ALABAMA MUNICIPAL BOND FUND

Municipal Bonds - 97.4%
-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
AIRPORT AND PORT REVENUE  3.1%
 Alabama Docks Department Facilities Rev.,
  MBIA, 5.375s, 2017                          $1,000   $1,075,910
 Alabama Docks Department Facilities Rev.,
  MBIA, 5.5s, 2022                             1,000    1,078,170
 Alabama Port Authority Docks Facility,
  MBIA, 5.25s, 2026                            1,000    1,037,230
                                                     ------------
                                                       $3,191,310
-----------------------------------------------------------------
GENERAL OBLIGATION - GENERAL PURPOSE  12.2%

 Hoover, AL, 6s, 2017                         $ 500    $  608,350
 Houston County, AL, AMBAC, 6.25s, 2019         750       889,440
 Huntsville, AL, 5.5s, 2020                    1,000    1,049,610
 Huntsville, AL, Refunding Warrants Series B,
  5.25s, 2009                                  1,000    1,136,610
 Huntsville, AL, Warrants Series B,
  5.25s, 2031                                  1,150    1,217,160
 Mobile County, AL, 6s, 2014                   1,345    1,560,953
 Phenix County, AL, Industrial Development
  Board, Refunding, 6.35s, 2035                 750       743,970
 Russell County, AL, Warrants, AMBAC, 5s, 2017 1,000    1,059,870
 Saraland, AL, Warrants, MBIA, 5.25s, 2012     1,000    1,136,760
 Scottsboro, AL, Warrants, AMBAC, 5.1s, 2022   1,000    1,047,060
 Tuscaloosa, AL, 5.7s, 2018                    1,000    1,119,560
 Tuscaloosa, AL, Warrants, 5s, 2007             800       881,224
                                                     ------------
                                                      $12,450,567
-----------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT  6.0%
 Birmingham, AL, 5.75s, 2017                  $1,000   $1,153,270
 Birmingham, AL, 5.75s, 2019                   2,000    2,274,740
 Montgomery, AL, MBIA, 5.1s, 2021              1,005    1,048,999
 Puerto Rico Municipal Finance Agency,
  RITES, FSA, 9.145s, 2017 ++ ++ +              500       626,470
 State of Alabama, 5s, 2020                    1,000    1,048,630
                                                     ------------
                                                       $6,152,109
-----------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS  6.7%
 Bessemer, AL, AMBAC, 5.5s, 2020              $2,015   $2,208,521
 Huntsville, AL, Refunding School Warrants
  Series F, 5s, 2012                           1,000    1,120,580
 Jefferson County, AL, FSA, 5.5s, 2020         1,750    1,892,887
 Phenix City, AL, AMBAC, 5.65s, 2021           1,500    1,672,065
                                                     ------------
                                                       $6,894,053
-----------------------------------------------------------------
HEALTH CARE REVENUE - HOSPITALS  13.1%
 Alabama Special Care Facilities Financing
  Authority (Daughters of Charity),
  AMBAC, 5s, 2025                             $1,500   $1,542,195
 Baldwin County, AL, Eastern Shore Health
  Care (Thomas Hospital), 6.75s, 2015          1,000    1,037,840
 Birmingham, AL, Baptist Health Systems
  (Baptist Medical Center), 5.625s, 2015        300       317,895
 Cullman, AL, Medical Park South Clinic,
  Series A, 6.5s, 2023                         1,000    1,012,540
 Houston County, AL, Health Care Authority,
  AMBAC, 6.125s, 2022                          1,000    1,149,390
 Huntsville, AL, Health Care Authority Rev.,
  MBIA, 5s, 2023                               1,000    1,015,670
 Huntsville, AL, Health Care Authority Rev.,
  5.625s, 2026                                  950       977,180
 Lauderdale County & Florence, AL, Health
  Care Authority Rev. (Coffee Health Group),
  MBIA, 5.75s, 2014                            1,000    1,145,280

Municipal Bonds - continued
-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
HEALTH CARE REVENUE - HOSPITALS - CONTINUED
 Lauderdale County & Florence, AL, Health
  Care Authority Rev. (Eliza Coffee Memorial
  Hospital), MBIA, 5.75s, 2008 ++ ++ ++       $1,000   $1,159,510
Marshall County, AL, Health
 Care Authority Rev.
  Series A, 5.75s, 2032                        1,000    1,035,830
 Montgomery, AL, Medical Clinic Board Rev.
  (Jackson Hospital & Clinic), AMBAC,
  5.875s, 2016                                 1,000    1,104,050
 Montgomery, AL, Special Care Facilities
  Financing Authority Rev. (Baptist Health),
  FSA, 5.375s, 2019                            1,150    1,228,798
 Valley, AL, Special Care Facilities
  Financing Authority (Lanier Memorial
  Hospital), 5.65s, 2022                         735      656,046
                                                     ------------
                                                      $13,382,224
-----------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES  0.7%
 Mobile, AL, Industrial Development Board
  Improvement Rev. (International Paper
  Co.), 6.35s, 2016                            $ 650  $   700,031
-----------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER  2.0%
 Butler, AL, Industrial Developement Board,
  Solid Waste Rev. (James River Corp.),
  8s, 2028                                     $ 150  $   151,229
 Camden, AL, Industrial Development Board,
  Pollution Control Rev. (Macmillian Bloedel),
  7.75s, 2009                                    500      502,390
 Fairfield, AL, Industrial Development Board
  Rev., 5.4s, 2016                               400      431,132
 Mobile, AL, Industrial Development Board
  Rev. (International Paper Co.), 6.45s, 2019    350      373,184
 Selma, AL, Industrial Development Board
  Rev. (International Paper Co.), 6.7s, 2018     500      540,675
                                                     ------------
                                                      $ 1,998,610
-----------------------------------------------------------------
INDUSTRIAL REVENUE - METALS  0.5%
 Mobile County, AL, Industrial Development
  Board Rev. (Ipsco, Inc.), 6.875s, 2030       $ 500  $   524,425
-----------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER  5.1%
 Alabama Federal Highway Finance Authority,
  Grant Anticipation Series A, MBIA,
  5.125s, 2015$                                1,000  $ 1,097,750
 Birmingham, AL, Downtown Redevelopment
  Authority Rev. (Social Security
  Administration Building), 12.5s, 2010        2,085    2,943,540
 East Central, AL, Industrial Development
  Authority, Rev., AMBAC, 5.4s, 2015           1,000    1,149,620
                                                     ------------
                                                       $5,190,910
-----------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE  2.9%
 Alabama Housing Finance Authority,
  Multi-Family Residential Development
  Rev. (South Bay Apartments), FNMA,
  5.875s, 2021                               $ 1,000   $1,063,200
 Alabama Housing Finance Authority,
  Multi-Family Residential Development
  Rev. (St. Jude), FHA, 7.25s, 2023            1,230    1,259,335
 Birmingham, AL, Multi-Family Housing
  Rev. (Beaconview Apartments), 8s, 2030 **      395      391,145
 Puerto Rico Housing Finance Corp.,
  Multi-Family Mortgage Rev., LOC,
  7.5s, 2015                                     300      300,234
                                                     ------------
                                                       $3,013,914
-----------------------------------------------------------------
SALES AND EXCISE TAX REVENUE  1.0%
 Territory of Virgin Islands, Public Finance
  Authority, ASST GTY, 5.5s, 2018             $1,000   $1,039,710
-----------------------------------------------------------------

                                       12


Municipal Bonds - continued
-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - STATE - 3.9%
 Alabama Housing Finance Authority, Single

  Family Mortgage Rev., GNMA, 6.55s, 2014     $  810   $  846,612
 Alabama Housing Finance Authority, Single
  Family Mortgage Rev., 5.7s, 2015             1,195    1,268,815
 Alabama Housing Finance Authority, Single
  Family Mortgage Rev., 5.15s, 2019              810      840,764
 Alabama Housing Finance Authority, Single
  Family Mortgage Rev., GNMA, 5.4s, 2022       1,000    1,031,600
                                                     ------------
                                                       $3,987,791
-----------------------------------------------------------------
STATE AND LOCAL APPROPRIATION  8.5%
 Alabama Building Renovation Authority,
  AMBAC, 6s, 2014                             $1,515   $1,785,064
 Alabama Public School & College, Capital

  Improvement, FSA, 5.125s, 2013               2,000    2,222,720
 Alabama Public School & College, Capital
  Improvement, 5.75s, 2017                     1,000    1,142,740
 Alabama Public School & College, Capital
  Improvement, 5.75s, 2018                     1,035    1,182,736
 Jefferson County, AL, Board of Education,
  FSA, 5.8s, 2020                                865      951,984
 Puerto Rico Public Finance Corp., RITES,
  AMBAC, 8.915s, 2013 ++ ++ +                    500      679,980
 Puerto Rico Public Finance Corp., RITES,
  AMBAC, 8.915s, 2016 ++ ++ +                    500      680,600
                                                     ------------
                                                       $8,645,824
-----------------------------------------------------------------
UNIVERSITIES - COLLEGES  3.8%
 Alabama Board of Education Rev. (Shelton
  State Community College), MBIA,
  6s, 2004 ++ ++ ++                           $1,000   $1,106,460
 Alabama Public Schools & Colleges, 5s, 2019     500      528,290
 Auburn University, Alabama University
  Rev., Capital Appreciation Athletic
  Series A, FSA, 0s, 2012                      1,600    1,122,416
 University of Alabama at Birmingham,
  University Rev., FGIC, 5s, 2013              1,000    1,104,700
                                                     ------------
                                                       $3,861,866
-----------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED 9.1%
 DeKalb & Cherokee County, AL, Gas Rev.,
  AMBAC, 5.4s, 2016                           $2,000   $2,135,260
 Guam Power Authority Rev., RITES, AMBAC,
  8.636s, 2013 ++ ++ +                           500      621,610
 Guam Power Authority Rev., RITES, AMBAC,
  8.136s, 2018 ++ ++ +                         4,500    5,067,720
 Southeast Alabama Gas District Systems
  Rev., AMBAC, 5.5s, 2020                      1,000    1,099,030
 Tuskegee, AL, Utilities Board, AMBAC,
  5.5s, 2022                                     400      426,048
                                                     ------------
                                                       $9,349,668
-----------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE  18.8%
 Alabama Drinking Water Finance Authority,
  AMBAC, 5.75s, 2018                          $1,000   $1,138,880
 Alabama Drinking Water Finance Authority,
  AMBAC, 6s, 2021                               725       840,725
 Alabama Water Pollution Control Authority,
  AMBAC, 5.5s, 2016 #                          1,000    1,060,920
 Alabama Water Pollution Control Authority,
  AMBAC, 5.75s, 2019                           1,000    1,133,030
 Alabama Water Pollution Control Authority,
  AMBAC, 5.5s, 2020                            1,380    1,448,365

Municipal Bonds - continued
-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE - CONTINUED
 Alabama Water Pollution Control Authority,
  Refunding Revolving Fund Loan Series B,
  AMBAC, 5.25s, 2010                          $1,000 $  1,136,560
 Alabama Water Pollution Control Authority,
  Revolving Fund Loan Series A, AMBAC,
  5s, 2009                                       500      560,010
 Bessemer, AL, Water Rev., AMBAC, 5.75s,
  2026                                         1,000    1,091,750
 Birmingham, AL, Waterworks & Sewer Board,
  Series B, MBIA, 5.25s, 2019                  1,075    1,167,708
 Jasper, AL, Waterworks & Sewer Board,
  AMBAC, 5.2s, 2020                              750      798,255
 Jefferson County, AL, Sewer Rev., FGIC,
  5.7s, 2019                                   1,000    1,074,470
 Jefferson County, AL, Sewer Rev., Capital
 Improvement Warrants Series A, FGIC,
  5.375s, 2036                                 1,000    1,048,310
 Limestone County, AL, Water Authority
  Rev., FGIC, 5.5s, 2026                       2,650    2,797,579
 Madison, AL, Water & Waste Board, MBIA,
  5.5s, 2019                                   1,000    1,071,830
 Mobile, AL, Water & Sewer Commission,
  FGIC, 5s, 2011                               1,570    1,749,639
 Mobile, AL, Water & Sewer Commission,
  FGIC, 5.25s, 2016                            1,000    1,098,550
                                                     ------------
                                                     $ 19,216,581
-----------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST,
  $90,476,985)                                       $ 99,599,593
-----------------------------------------------------------------
Floating Rate Demand Notes  1.2%
-----------------------------------------------------------------
 East Baton Rouge Parish, LA, Pollution
  Control Rev. (Exxon Corp.), due 10/01/02    $  100 $    100,000
 Missouri Development Finance Board,
  Series B, due 10/01/02                         400      400,000
 New York City, NY, due 10/01/02                 100      100,000
 Pinellas County, FL, Health Facility
  Authority, due 10/01/02                        300      300,000
 Putnam County, GA, Development Authority
  (Georgia Power Co.), due 10/01/02              100      100,000
 Sevier County, TN, Public Building
  Authority, due 10/03/02                        300      300,000
-----------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES
 (IDENTIFIED COST, $1,300,000)                       $  1,300,000
-----------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $91,776,985)     $100,899,593

Other Assets, Less Liabilities  1.4%                    1,384,019
-----------------------------------------------------------------
NET ASSETS  100.0%                                   $102,283,612
-----------------------------------------------------------------
SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS.

                                       13


PORTFOLIO OF INVESTMENTS (UNAUDITED) - continued

MFS ARKANSAS MUNICIPAL BOND FUND

Municipal Bonds - 98.0%
-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
AIRPORT AND PORT REVENUE - 0.6%
 Little Rock, AR, Airport Rev., FSA,
  5.25s, 2019                                 $  800  $   849,440
-----------------------------------------------------------------
GENERAL OBLIGATION - GENERAL PURPOSE - 2.7%
 Arkansas, Federal Highway Grant
  Anticipation, Series A, 5.25s, 2011         $  570  $   651,305
 Arkansas, Federal Highway Grant
  Anticipation, Series A, 5.5s, 2011             850      973,003
 Arkansas Development Finance Authority,
  Biosciences Institute College, 5.125s, 2028    500      502,795
 Sebastian County, AR, Refunding &
  Improvement, AMBAC, 5.6s, 2007 ++ ++ ++      1,500    1,716,825
                                                     ------------
                                                       $3,843,928
-----------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 8.7%
 Arkansas, Federal Highway Grant
  Anticipation Tax Rev., 5s, 2014             $1,500   $1,675,860
 Commonwealth of Puerto Rico, RITES,
  9.185s, 2019 ++ ++ +                         1,250    1,563,400
 Commonwealth of Puerto Rico, RITES, MBIA,
  9.685s, 2020 ++ ++ +                         3,000    4,111,200
 Puerto Rico Municipal Finance Agency,
  RITES, FSA, 9.145s, 2017 ++ ++ +               735      920,911
 Puerto Rico Municipal Finance Agency,
  RITES, FSA, 9.145s, 2018 ++ ++ +             3,250    3,992,365
                                                     ------------
                                                      $12,263,736
-----------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 6.0%
 Arkansas College Savings, 0s, 2012           $1,200   $  842,988
 Arkansas College Savings, 0s, 2013            1,000      666,090
 Arkansas College Savings, 0s, 2014            1,150      727,364
 Arkansas College Savings, 0s, 2015            1,600      957,472
 Arkansas College Savings, 0s, 2017            1,840      982,394
 Little Rock, AR, School District,
  FSA, 5s, 2017                                1,000    1,068,200
 Little Rock, AR, School District,
  FSA, 5.4s, 2017                              1,000    1,094,840
 Little Rock, AR, School District Refunding,
  Series B, FSA, 5.25s, 2009                     500      565,910
 Little Rock, AR, School District, Series A,
  FSA, 5.5s, 2005                                490      531,253
 Rogers, AR, School District, Number 030,
  Refunding & Construction, Series A,
  AMBAC, 5s, 2027                              1,000    1,025,410
                                                     ------------
                                                       $8,461,921
-----------------------------------------------------------------
HEALTH CARE REVENUE - HOSPITALS - 12.8%
 Arkansas Development Finance Authority,
  Health Facilities Rev. (Sisters of Mercy),
  MBIA, 5s, 2013                              $4,340   $4,864,272
 Arkansas Development Finance Authority,
  Health Facilities Rev. (Sisters of Mercy),
  MBIA, 5s, 2019                               4,000    4,091,680
 Baxter County, AR, Hospital Rev., 5.6s, 2021  1,500    1,531,515
 Crittenden County, AR, 7.15s, 2025              750      840,240
 Jefferson County, AR, Hospital Rev.,
  5.8s, 2021                                   1,000    1,053,100
 Little Rock, AR, Health Facilities Board
  (Baptist Medical Center), 6.9s, 2009           400      476,948
 North Little Rock, AR, Baptist Health
  Facilities, 5.7s, 2022                         500      524,465
 Pulaski County, AR, Hospital Rev.
 (Children's Hospital), 6.15s, 2003 ++ ++ ++   1,000    1,029,330
 Pulaski County, AR, Hospital Rev.
  Refunding, Arkansas Childrens Hospital,
  Series B, 5.25s, 2015                          500      524,390

Municipal Bonds - continued
-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
HEALTH CARE REVENUE - HOSPITALS - CONTINUED
 Pulaski County, AR, Hospital Rev.
  Refunding, Arkansas Childrens Hospital,
  Series B, 5.25s, 2016                       $1,000   $1,040,440
 Sebastian County, AR, Health Facilities
  Improvement, Sparks Regional Medical
  Center, Series A, 5s, 2015                   1,000    1,036,800
 Sebastian County, AR, Health Facilities
  improvement, Sparks Regional Medical
  Center, Series A, 5.25s, 2021                1,000    1,025,030
                                                     ------------
                                                      $18,038,210
-----------------------------------------------------------------
HEALTH CARE REVENUE - LONG TERM CARE - 1.0%
 Arkansas Development Finance Authority,
  AMBAC, 5.375s, 2019                         $1,315   $1,437,729
-----------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 2.5%
 Jonesboro, AR, Industrial Development
  Rev. (Anheuser-Busch), 6.5s, 2012           $3,500   $3,581,900
-----------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.2%
 Camden, AR, Environmental Improvement
  Rev. (International Paper), 7.625s, 2018    $1,000   $1,072,890
 Pine Bluff, AR, Environmental Improvement
  Rev. (International Paper Co.), 6.7s, 2020     300      327,453
 Pine Bluff, AR, Environmental Improvement
  Rev. (International Paper Co.), 5.55s, 2022    250      254,787
                                                     ------------
                                                       $1,655,130
-----------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 2.6%
 Blytheville, AR, Solid Waste Recycling &
  Sewerage Treatment Rev. (Nucor),
   6.375s, 2023                               $3,565  $ 3,650,061
-----------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.2%
 Fort Smith, AR, Residential Housing Gorman
  Towers, Series A, GNMA, 5.45s, 2037         $1,000   $1,036,550
 Pulaski County, AR, Public Facilities Board
  Rev., GNMA, 5.75s, 2034                      1,945    2,025,484
                                                     ------------
                                                       $3,062,034
-----------------------------------------------------------------
SALES AND EXCISE TAX REVENUE - 3.3%
 Little Rock, AR, Hotel & Restaurant,
  Gross Receipts Tax Rev., 7.375s, 2015       $2,790   $3,594,469
 Territory of Virgin Islands, Rum Tax
  Rev., 5.5s, 2022                             1,000    1,016,200
-----------------------------------------------------------------
                                                       $4,610,669
-----------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - LOCAL - 8.3%
 Harrison, AR, Residential Housing
  Facilities Board, FGIC, 7.4s, 2011          $4,000   $5,286,160
 Jefferson County, AR, Health Care &
  Residential Facilities Board, 7.25s, 2011      280      282,705
 Lonoke County, AR, Residential Housing
  Facilities Board, 7.375s, 2011                  45       46,351
 Lonoke County, AR, Residential Housing
  Facilities Board, FNMA, 7.9s, 2011             325      350,494
 Mississippi County, AR, Public Facilities
  Board, Mortgage Rev., 7.2s, 2010               355      369,903
 North Little Rock, AR, Residential Housing
  Facilities Board, 0s, 2010                   3,804    2,173,339
 Pulaski County, AR, Public Facilities
  Board Rev., FNMA, 0s, 2014                   2,750    1,648,432
 Sherwood, AR, Residential Housing,
  Facilities Board Single Family Rev.,
  MBIA, 7.5s, 2010 ++ ++ ++                    1,250    1,623,913
                                                     ------------
                                                      $11,781,297
-----------------------------------------------------------------

                                       14

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-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - STATE - 9.8%
 Arkansas Development Finance Authority,
  5.3s, 2023                                  $  970   $1,001,108
 Arkansas Development Finance Authority,
  Mortgage Backed Securities Program,
  Series C, GNMA, 5.35s, 2027                  2,000    2,040,760
 Arkansas Development Finance Authority,
  Single Family Mortgage Rev., 0s, 2011        1,890      973,029
 Arkansas Development Finance Authority,
  Single Family Mortgage Rev.,
  GNMA, 6.7s, 2027                             2,265    2,394,264
 Arkansas Development Finance Authority,
  Single Family Mortgage Rev.,
  GNMA, 7.45s, 2027                              655      690,363
 Arkansas Finance Authority, 5.85s, 2024       1,765    1,885,408
 Arkansas Finance Authority, Single
  Family Housing, GNMA, 5.3s, 2033               850      866,414
 Arkansas Finance Authority Rev.,
  Mortgage Backed Securities Program,
  Series B, GNMA, 4.45s, 2034                  2,000    2,045,300
 Arkansas Housing Development Agency,
  Single Family Mortgage Rev., 8.375s,
  2011 #                                       1,000    1,385,450
 West Memphis, AR, Public Facilities Board,
  Mortgage Rev., AMBAC, 0s, 2011               1,090      634,031
                                                     ------------
                                                      $13,916,127
-----------------------------------------------------------------
SOLID WASTE REVENUE - 1.1%
 Little Rock, AR, Waste Disposal Rev.,
  Refunding & Improvement, MBIA,
  4.5s, 2011                                 $ 1,500  $ 1,617,900
-----------------------------------------------------------------
STATE AND LOCAL APPROPRIATION - 0.4%
 Arkansas Development Finance Authority,
  AMBAC, 5.8s, 2020                          $   500  $   544,770
-----------------------------------------------------------------
STUDENT LOAN REVENUE - 2.1%
 Arkansas Student Loan Authority Rev.,
  6.75s, 2006                                $   765  $   778,449
 Arkansas Student Loan Authority Rev.,
  6.25s, 2010                                  2,000    2,154,540
                                                     ------------
                                                       $2,932,989
-----------------------------------------------------------------
TURNPIKE REVENUE - 1.6%
 Commonwealth of Puerto Rico, Highway &
  Transportation Authority, MBIA,
   5.875s, 2021                               $2,000  $ 2,298,640
-----------------------------------------------------------------
UNIVERSITIES - COLLEGES - 2.0%
Conway, AR, Public Facilities Rev.
  (Hendrix College), 5.85s, 2016              $1,000   $1,076,460
 Siloam Springs, AR, Public Education
  Facilities (John Brown University),
  AMBAC, 5.35s, 2020                             500      539,085
 University of AR, University Rev.,
  Various Facility, Fayetteville,
  Series A, FSA, 5s, 2008                      1,035    1,167,325
                                                     ------------
                                                       $2,782,870
-----------------------------------------------------------------
UNIVERSITIES - DORMATORIES - 2.4%
 Arkansas State University, Housing
  Systems, AMBAC, 5.15s, 2021                 $1,240   $1,305,869
 Arkansas Tech University, Housing
  Systems, AMBAC, 5.2s, 2026                   1,000    1,065,330
 Pope County, AR, Residential Housing
  Facilities Board (Arkansas Tech
  University), 6s, 2027                        1,000      998,610
                                                     ------------
                                                       $3,369,809
-----------------------------------------------------------------

Municipal Bonds - continued
-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 7.9%
 Jefferson County, AR, Pollution Control
  Rev. (Arkansas Power & Light), 6.3s, 2018   $1,050   $1,089,049
 North Little Rock, AR, Electric Rev.,
  MBIA, 6.5s, 2010                             2,000    2,433,140
 North Little Rock, AR, Electric Rev.,
  MBIA, 6.5s, 2015                             6,000    7,665,720
                                                     ------------
                                                      $11,187,909
-----------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 0.3%
 Benton, AR, Utilities Rev., AMBAC,
  5s, 2030                                   $   470  $   479,715
-----------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE - 18.5%
 Arkansas Community Water Systems Public
  Refunding, Series B, MBIA, 5s, 2017         $1,400   $1,503,096
 Arkansas Development Finance Authority,
  5.5s, 2018                                   1,750    2,044,227
 Arkansas Development Finance Authority,
  Economic Development Rev., AMBAC,
  5.65s, 2014                                    600      653,304
 Arkansas Development Finance Authority,
  Revolving Loan Fund, 5.85s, 2006 ++ ++ ++    2,130    2,433,781
 Arkansas Development Finance Authority
  Waste, Refunding Revolving Loan Fund,
  Series A, 5s, 2011                           1,000    1,124,260
 Arkansas Development Finance Authority
  Waste, Refunding Revolving Loan Fund,
  Series A, 5s, 2012                           1,500    1,700,040
 Fort Smith, AR, AMBAC, 5.65s, 2019            1,000    1,101,760
 Fort Smith, AR, Water & Sewer Rev., MBIA,
  6s, 2004 ++ ++ ++                            2,250    2,422,822
 Fort Smith, AR, Water & Sewer Rev.,
  Refunding & Construction., Series A,
  FSA, 5s, 2019                                2,125    2,256,771
 Fort Smith, AR, Water & Sewer Rev.,
  Refunding & Construction., Series A,
  FSA, 5s, 2021                                2,250    2,348,280
 Fort Smith, AR, Water & Sewer Rev.,
  FSA, 5s, 2008                                1,000    1,124,670
 Little Rock, AR, Sewer Rev., 5s, 2022         1,750    1,817,340
 Paragould, AR, Water & Sewer Rev.,
  AMBAC, 5.6s, 2020                              765      844,583
 South Sebastian County, AR,
  Water Users Assn., 5.95s, 2016               2,425    2,454,609
 South Sebastian County, AR,
  Water Users Assn., 6.15s, 2023               1,000    1,008,730
 Virgin Islands Water & Power Authority
  Rev., ASST GTY, 5.3s, 2018                   1,250    1,360,463
-----------------------------------------------------------------
                                                      $26,198,736
-----------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED
  COST, $124,002,574)                                $138,565,520
-----------------------------------------------------------------

                                       15

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-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
Floating Rate Demand Notes - 2.4%
 Bartow County, GA, Development Authority,
  Pollution Control Rev. (Georgia Power
  Co.), due 10/01/02                          $  100 $    100,000
 East Baton Rouge Parish, LA, Pollution
  Control Rev. (Exxon Corp.), due 10/01/02       100      100,000
 Harris County, TX, Industrial Development
  Corp., Pollution Control Rev. (Exxon
  Corp.), due 10/01/02                           200      200,000
 Massachusetts Water Resources Authority,
  due 10/03/02                                   100      100,000
 New Castle, PA, Area Hospital Authority
  (Jameson Memorial Hospital), due 10/03/02      100      100,000
 New York City, NY, due 10/01/02               1,800    1,800,000
 New York City, NY, Municipal Water Finance
  Authority Rev., due 10/01/02                   400      400,000
 Pinellas County, FL, Health Facility
  Authority, due 10/01/02                        200      200,000
 Putnam County, GA, Development Authority
  (Georgia Power Co.), due 10/01/02              100      100,000
 Sevier County, TN, Public Building
  Authority, due 10/03/02                        300      300,000
-----------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED
  COST, $3,400,000)                                  $  3,400,000
-----------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $127,402,574)    $141,965,520

Other Assets, Less Liabilities - (0.4%)                  (529,778)
-----------------------------------------------------------------
NET ASSETS - 100.0%                                  $141,435,742
-----------------------------------------------------------------
SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS.

MFS CALIFORNIA MUNICIPAL BOND FUND

Municipal Bonds - 97.2%
-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
AIRPORT AND PORT REVENUE - 7.4%
 Long Beach, CA, Harbor Rev., FGIC,
  6s, 2017                                    $2,570   $3,083,794
 Long Beach, CA, Harbor Rev., FGIC,
  5.25s, 2018                                  3,500    3,794,175
 Los Angeles, CA, Department of Airport
  Rev. (Ontario International Airport),
  FGIC, 6s, 2017                               4,100    4,577,691
 Los Angeles, CA, Harbor Department Rev.,
  5.375s, 2023                                 3,000    3,150,000
 Port Oakland California, Amt Series L,
  FGIC, 5s, 2032                               3,535    3,659,644
 Port Oakland, CA, Port Rev., MBIA,
  6.5s, 2016                                   1,000    1,023,540
 Port Oakland, CA, Port Rev., "K", FGIC,
  5.75s, 2020                                  4,000    4,434,760
 San Francisco, CA, City & County Airport
  Commission, International Airport Rev.,
  FSA, 5.5s, 2013                              3,850    4,326,399
 San Francisco, CA, City & County Airport
  Commission, International Airport Rev.,
  FSA, 5s, 2018                                3,000    3,173,460
 San Francisco, CA, City & County Airport
  Commission, International Airport Rev.,
  FGIC, 6.5s, 2019                             4,000    4,318,920
                                                     ------------
                                                      $35,542,383
-----------------------------------------------------------------
GENERAL OBLIGATION - GENERAL PURPOSE - 4.7%
 Puerto Rico Commonwealth, FGIC, 5.5s, 2013   $1,000   $1,195,350
 State of California, 10s, 2007                1,055    1,362,142
 State of California, AMBAC, 7.2s, 2008        1,600    1,980,896
 State of California, AMBAC, 6.3s, 2010        3,000    3,688,740
 State of California, AMBAC, 7s, 2010          2,000    2,554,220
 State of California, 5s, 2015                 1,000    1,085,790
 State of California, 5.5s, 2016               3,000    3,360,030
 State of California, RITES, 7.606s,
  2015 ++ ++ +                                 5,000    5,653,900
 State of California, RITES, 9.587s,
  2017 ++ ++ +                                 1,250    1,563,925
                                                     ------------
                                                      $22,444,993
-----------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.9%
 Los Angeles, CA, RITES, 8.626s,
  2014 ++ ++ +                                $5,405   $7,278,481
 Puerto Rico Commonwealth, Rol Series
  Ii R 124B, XLCA, 9.14s, 2017 ++ ++ +         1,500    2,041,560
 Puerto Rico Commonwealth, Rol Series
  Ii R 184 C, FGIC, 9.29s, 2016 ++ ++ +        3,300    4,585,944
                                                     ------------
                                                      $13,905,985
-----------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 17.7%
 Antelope Valley California Union High
  School, Series A, MBIA, 5s, 2027            $1,500   $1,578,870
 Butte Glenn Community College, Series A,
  MBIA, 5s, 2026                               1,885    1,977,459
 Campbell, CA (Union High School),
  FSA, 5s, 2021                                1,280    1,353,203
 Capistrano, CA, Unified School District,
  FGIC, 5.875s, 2020                           1,185    1,357,418
 Centinela Valley California Union Hgh
  School, Election 2000 Series C, FGIC,
  5.2s, 2032                                   1,000    1,058,680
 Centinela Valley California Union High,
  Series A, MBIA, 5.25s, 2031                  2,210    2,477,167
 Central Union High School District
  California, Refunding, FGIC, 5s, 2018        1,000    1,090,470
 Chaffey California Union High School
  District, Series C, FSA, 5s, 2027            1,000    1,051,620
 Colton California Joint Unified School
  District, Series A, FGIC, 5.375s, 2026       1,200    1,315,716
 Coronada, CA, Unified School District,
  5.7s, 2020                                   1,285    1,447,552

                                       16

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-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - CONTINUED
 Escondido California Union School District,
  Series A, FSA, 5s, 2026                     $1,000   $1,049,410
 Fresno, CA, Unified School District,
  MBIA, 5.9s, 2019                             1,960    2,387,515
 Glendale, CA, Unified School District,
  FSA, 5.5s, 2018                              4,275    4,793,857
 Inglewood, CA, Unified School District,
  FGIC, 6s, 2019                               1,695    1,968,217
 Little Lake, CA, City School District,
  FSA, 6.125s, 2025                            1,035    1,181,277
 Los Angeles California Unified School
  District, Election Of 1997 Series E,
  MBIA, 5.125s, 2027                           5,000    5,270,050
 Lucia Mar, CA,, Unified School District,
  FGIC, 0s, 2013                               1,350      900,950
 Manhattan Beach, CA, Election Of 2000,
  FGIC, 5.625s, 2018                           2,165    2,467,320
 Manhattan Beach, CA, Election Of 2000,
  FGIC, 5.625s, 2019                           1,405    1,595,490
 Manhattan Beach, CA, Election Of 2000,
  FGIC, 0s, 2020                               2,415    1,038,064
 Montebello, CA, Unified School District,
  FSA, 5s, 2019                                1,135    1,225,006
 Morgan Hill, CA, Unified School District,
  FGIC, 5.5s, 2020                             2,545    2,842,027
 Oceanside California Unified School
  District, Election Of 2000 Series C, MBIA,
  5.25s, 2032                                  1,940    2,085,519
 Rowland, CA, Unified School District,
  FSA, 5.5s, 2020                              1,250    1,397,150
 Sacramento, CA, School District,
  5.875s, 2020                                 2,075    2,534,924
 San Diego California Unified School
  District, Series C, FSA, 5s, 2026            4,150    4,352,271
 San Gabriel California Unified School
  District, Series A, FSA, 5s, 2024            2,000    2,102,080
 San Jose & Evergreen, CA, FGIC, 5.5s, 2020    1,425    1,582,206
 San Jose, CA, Unified School District,
  FGIC, 0s, 2017                               4,250    2,095,675
 San Marino, CA, Unified School District,
  MBIA, 0s, 2020                               2,195      950,962
 San Ysidro, CA, School District, AMBAC,
  6.125s, 2021                                  960     1,135,987
 Santa Clara, CA, Unified School District,
  FGIC, 5.5s, 2019                             2,210    2,481,543
 Santa Maria, CA, (Joint Union High School),
  FSA, 5.375s, 2020                            1,120    1,249,270
 Santa Maria, CA, (Joint Union High School),
  FSA, 5.375s, 2021                            1,210    1,335,913
 Sweetwater, CA, (Union High School),
  FSA, 5s, 2020                                1,715    1,847,484
 Sweetwater, CA, (Union High School),
  FSA, 5s, 2021                                2,750    2,912,717
 Tehachapi, CA, Unified School District,
  FGIC, 5.625s, 2020                           1,100    1,233,859
 Vallejo City California Unified School,
  MBIA, 5.9s, 2017                             1,250    1,528,537
 Vallejo City California Unified School,
  MBIA, 5.9s, 2019                             2,000    2,436,240
 Vallejo City California Unified School,
  MBIA, 5.9s, 2020                             1,000    1,213,410
 Vallejo City California Unified School
  District, MBIA, 5.9s, 2018                   1,655    2,021,251
 Visalia, CA, Utility Systems Department,
  Certificates of Participation, MBIA,
  0s, 2005                                     4,655    4,398,649

Municipal Bonds - continued
-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - CONTINUED
 Walnut Valley, CA, AMBAC, 6s, 2011           $1,600   $1,960,800
 Washington, CA, Unified School District,
  FGIC, 5.625s, 2021                           1,000    1,125,600
                                                     ------------
                                                      $85,409,385
-----------------------------------------------------------------
HEALTH CARE REVENUE - HOSPITALS - 6.1%
 California Health Facilities Financing
  Authority Rev., 5.25s, 2018                 $1,000   $1,063,510
 California Statewide Cmntys, Kaiser
  Permanente Series A, 5.5s, 2032              2,000    2,074,940
 California Statewide Community Development,
  Series B, 5.625s, 2042                       4,000    4,132,120
 California Statewide Community Development
  Authority, (Childrens Hospital Los Angeles),
  5.125s, 2019                                 4,000    4,165,520
 California Statewide Community Development
  Authority, (St. Joseph's Hospital),
  6.625s, 2021 ++ ++ ++                        2,000    2,224,020
 California Statewide Community Development
  Authority, Certificates of Participation,
  CHFC, 0s, 2007                               3,645    3,232,167
 California Statewide Community Development
  Authority, Certificates of Participation,
  CHFC, 0s, 2008                               6,345    5,400,991
 California Statewide Community Development
  Authority Rev., (Henry Mayo Newhall
  Memorial Hospital), 5s, 2018                 2,000    2,112,160
 Central California Joint Powers Health
  Financing, Community Hospitals of
  Central California, 5.625s, 2021             1,000    1,027,030
 Corona, CA, Certificates of Participation
  (Corona Community Hospital), 8s,
  2015 ++ ++ ++                                  585      676,670
 Riverside County, CA, (Riverside County
  Hospital), MBIA, 5s, 2019                    1,000    1,076,650
 Tahoe Forest, CA, Hospital District Rev.,
  5.85s, 2022                                  1,000    1,010,360
 Washington Township, CA, Health Care Rev.,
  5s, 2018                                     1,000    1,013,000
                                                     ------------
                                                      $29,209,138
-----------------------------------------------------------------
HEALTH CARE REVENUE - LONG TERM CARE - 0.1%
 Millbrae, CA, Residential Facility
  (Magnolia Of Millbrae), 7.375s, 2027        $  500  $   518,240
-----------------------------------------------------------------
HEALTH CARE REVENUE - OTHER - 0.4%
 Abag, CA, Public Finance Authority Rev.
  (Rhoda Haas Goldman Plaza), 5.125s, 2015    $2,000  $ 2,149,660
-----------------------------------------------------------------
HUMAN SERVICES - 0.4%
 California Statewide Community
  Development Authority Rev., 7.125s, 2016    $1,945  $ 2,032,661
-----------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0.1%
 Los Angeles, CA, Regional Airport Lease,
  6.35s, 2025                                 $  800  $   593,256
-----------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.4%
 California Pollution Control Financing
  Authority, Pollution Control Rev.
  (Laidlaw, Inc.), 6.7s, 2007                 $2,750   $   41,250
 California Pollution Control Financing
  Authority, Solid Waste Disposal Rev.
  (Browning Ferris, Inc.), 5.8s, 2016          2,000    1,885,920
                                                     ------------
                                                       $1,927,170
-----------------------------------------------------------------

                                       17


Municipal Bonds - continued
-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.2%
 California Pollution Control, Financing
  Authority Rev. (Frito-Lay, Inc.),
  6.375s, 2004                                $1,025  $ 1,043,122
-----------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.1%
 Los Angeles County California
  Certificates, Antelope Valley Courthouse
  Set A, AMBAC, 5.25s, 2027                   $3,000   $3,195,240
 Sacramento California City Financing
  Authority, City Hall & Redevelopment
  Projs Series A, FSA, 5s, 2032                2,000    2,096,520
                                                     ------------
                                                       $5,291,760
-----------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.6%
 DelMar, CA, Race Track Authority,
  6.2s, 2011                                  $1,365  $ 1,519,955
 DelMar, CA, Race Track Authority,
  6.45s, 2013                                  1,350    1,353,456
                                                     ------------
                                                       $2,873,411
-----------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.5%
 California Infrastructure & Economic
  Development, MBIA, 5.5s, 2019               $1,000   $1,121,810
 South Coast Air Quality Management
  District Rev., AMBAC, 0s, 2005               3,480    3,308,053
 Tobacco Securitization Authority,
  5s, 2028                                     1,500    1,487,295
 Tobacco Securitization Authority,
  5.25s, 2031                                  1,500    1,452,630
                                                     ------------
                                                       $7,369,788
-----------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 6.0%
 California Housing Finance Agency
  Rev., 6.7s, 2015                            $2,750   $2,817,155
 California Statewide Community Development
  Authority Rev., (Irvine Apartments),
  1s, 2025                                     6,000    6,335,640
 California Statewide Community Development
  Authority Rev., (Irvine Apartments),
  5.1s, 2025                                   2,000    2,129,440
 Palmdale, CA, Multi-Family Housing Rev.,
  FNMA, 7.375s, 2024                           1,000    1,043,150
 San Bernardino County, CA, Housing Authority
  Rev. (Equity Residential Redlands),
  5.2s, 2029                                   3,000    3,246,210
 Thousand Oaks, CA, Redevelopment Agency
  (Shadow Hills), 7s, 2021 ++ ++ ++            8,785    9,042,664
 Yolo County, CA, Housing Authority Mortgage
  Rev. (Walnut Park Apartments), FHA,
  7.2s, 2033                                   4,150    4,300,687
                                                     ------------
                                                      $28,914,946
-----------------------------------------------------------------
PARKING - 0.2%
 San Francisco, CA, Union Square, MBIA,
  6s, 2020                                   $ 1,000  $ 1,168,100
-----------------------------------------------------------------
SALES AND EXCISE TAX REVENUE - 2.3%
 Contra Costa, CA, Sales Tax Rev.,
  6.875s, 2007                               $ 1,350  $ 1,546,276
 Irvine, CA, School District, AMBAC,
  5.8s, 2020                                   3,500    3,996,230
 Santa Cruz County, CA, Redevelopment Agency
  (Oak/Soquel Community), 5.6s, 2017           1,455    1,600,544
 Territory of Virgin Islands, 5.875s, 2018     1,600    1,671,488
 Territory of Virgin Islands, Rum Tax Rev.,
  5.5s, 2022                                   2,000    2,032,400
                                                     ------------
                                                      $10,846,938
-----------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - LOCAL - 1.5%
 California Rural Home Mortgage Finance
  Authority, GNMA, FNMA, 6.35s, 2029          $  830  $   884,730
 California Rural Home Mortgage Finance
  Authority Rev., GNMA, FNMA, 7.3s, 2031         420      475,352
 Pomona, CA, Single Family Mortgage Rev.,
  GNMA, FNMA, 7.375s, 2010                     2,000    2,404,280
 Pomona, CA, Single Family Mortgage Rev.,
  GNMA, 7.5s, 2023                             2,000    2,844,500

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-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - LOCAL - CONTINUED
 San Bernardino County, CA, Single Family
  Mortgage Rev., GNMA, 7.375s, 2020           $  490  $   522,590
 San Bernardino County, CA, Single Family
  Mortgage Rev., GNMA, 7.65s, 2023                40       41,070
                                                     ------------
                                                       $7,172,522
-----------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - STATE - 1.7%
 California Housing Finance Agency  Rev.,
  Home Mortgage, MBIA, FHA, 6s, 2010          $1,400   $1,494,822
 California Housing Finance Agency Rev.,
  Home Mortgage, MBIA, FHA, 6.1s, 2014         1,765    1,862,940
 California Housing Finance Agency Rev.,
  Home Mortgage, FSA, 0s, 2019                 5,855    2,172,322
 California Housing Finance Agency Rev.,
  Home Mortgage, MBIA, 0s, 2028               10,595    2,870,503
                                                     ------------
                                                       $8,400,587
-----------------------------------------------------------------
SOLID WASTE REVENUE - 0.7%
 California Pollution Control Financing
  Authority, Solid Waste Disposal Rev.
  (West Co. Resource Recovery), 5.125s,
  2014                                        $1,000   $1,030,030
 South Bayside Waste Management,
  Solid Waste Systems Rev., AMBAC, 5.75s,
  2020                                         2,100    2,362,059
                                                     ------------
                                                       $3,392,089
-----------------------------------------------------------------
SPECIAL ASSESSMENT DISTRICT - 7.1%
 Brea, CA, Public Finance Authority Rev.,
  MBIA, 0s, 2005                              $2,235   $2,124,569
 Brea, CA, Public Finance Authority Rev.,
  MBIA, 0s, 2006                               2,415    2,233,633
 Chico, CA, Public Financing Authority Rev.,
  MBIA, 5s, 2018                               1,000    1,084,610
 Chico, CA, Public Financing Authority Rev.,
  MBIA, 5s, 2019                               1,365    1,470,241
 Concord, CA, Redevelopment Agency,
  Tax Allocation, MBIA, 8s, 2018                  40       40,633
 Duarte, CA, Redevelopment Agency, 6.7s, 2014    650      731,380
 Emeryville, CA, Public Financing Authority,
  Redevelopment Project, 6.5s, 2021            1,230    1,246,974
 Fontana, CA, Redevelopment Agency
  (Jurupa Hills), 5.5s, 2027                   3,350    3,487,785
 La Mirada, CA, Redevelopment Agency,
  5.7s, 2020                                   1,500    1,516,920
 Modesto, CA, Irrigation District, 5.3s, 2022  1,900    1,907,752
 Modesto, CA, Public Financing Authority
  (John Thurman Field Renovation),
  6.125s, 2016                                 1,535    1,710,328
 Orange County, CA, Community Facilities
  District (Rancho Santa Margarita),
  5.55s, 2017                                  1,000    1,029,230
 Pomona, CA, Public Financing Authority,
  5.75s, 2020 ++ ++ ++                           505      544,405
 Pomona, CA, Public Financing Authority,
  5.75s, 2020                                  1,140    1,200,375
 Poway, CA, Community Facilities District,
  6.5s, 2010                                     715      789,996
 Poway, CA, Community Facilities District,
  6.75s, 2015                                  1,775    1,963,434
 Riverside County, CA, Public Financing
  Authority, 5.25s, 2016                       3,120    3,276,312
 San Diego, CA, Redevelopment Agency,
  AMBAC, 5.3s, 2020                            1,250    1,371,263
 Torrance, CA, Redevelopment Agency, MBIA,
  5.45s, 2018                                  5,740    6,448,144
                                                     ------------
                                                      $34,177,984
-----------------------------------------------------------------

                                       18
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
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-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
STATE AND LOCAL APPROPRIATION - 10.5%
 Anaheim, CA, Public Finance Authority
  Rev., FSA, 6s, 2024 ###                     $1,000   $1,223,820
 Banning, CA, Certificates of
  Participation, Water System Improvement,
  AMBAC, 8s, 2019                              1,000    1,380,350
 California Public Works Board,
  Department of Justice, 5.25s, 2020           1,565    1,687,993
 California Public Works Board,
  Department of Corrections, 7.4s, 2010        5,000    6,378,650
 Fortuna, Parlier & Susanville, CA,
  Certificates of Participation, "B",
  7.375s, 2017                                   745      762,478
 Grossmont, CA, Union High School District,
  Certificates of Participation, MBIA,
  0s, 2006                                     6,000    5,516,820
 Long Beach California Bond Finance
  Authority, Public Safety Facilities
  Projs, AMBAC, 5.25s, 2012                    1,030    1,214,215
 Los Angeles California Certificates
  Participation, Real Property Program Aq,
  AMBAC, 5.3s, 2027                            3,000    3,223,230
 Los Angeles, CA, Convention & Exhibition
  Center Authority, Certificates of
  Participation, AMBAC, 0s, 2005               2,400    2,279,832
 Los Angeles, CA, Convention & Exhibition
  Center Authority, Certificates of
  Participation, 9s, 2010 ++ ++ ++             1,900    2,336,943
 Pasadena, CA, Certificates of Participation
  (Pasadena Parking Facilities), 6.25s, 2018   3,460    4,163,245
 Pomona, CA, Public Financing Authority Rev.,
  6.25s, 2010                                  4,020    4,743,198
 Sacramento County, CA, Certificates of
  Participation, AMBAC, 5.75s, 2018            1,500    1,709,430
 Sacramento, CA, City Financing Authority,
  5.5s, 2021                                   1,635    1,805,400
 Salinas, CA, 5.7s, 2028                       2,200    2,370,962
 San Francisco California City & County,
  San Bruno Jail No. 3, AMBAC, 5.25s, 2033     3,930    4,178,140
 Santa Ana, CA, Financing Authority Rev.
  (South Harbor Boulevard), MBIA, 5.125s, 2019 5,005    5,385,330
                                                     ------------
                                                      $50,360,036
-----------------------------------------------------------------
TURNPIKE REVENUE - 0.6%
 Foothill/Eastern Transportation Corridor
  Agency, CA, 0s, 2011 ++ ++ ++               $2,500   $2,824,450
-----------------------------------------------------------------
UNIVERSITIES - COLLEGES - 5.8%
 California Education Facilities Authority
  Rev., (College & University), 6s, 2012      $1,400   $1,557,052
 California Education Facilities Authority
  Rev., (College & University), 6.3s, 2021     1,000    1,102,710
 California Education Facilities Authority
  Rev., (Fresno Pacific University), 6.75s,
  2019                                         2,000    2,284,820
 California Education Facilities Authority
  Rev., (L.A. College of Chiropractic), 5.6s,
  2017                                         2,100    2,086,707
 California Education Facilities Authority
  Rev., (Pomona College), 5.875s, 2019         2,000    2,296,360
 California Educational Facilities Authority
  Rev., 6.625s, 2020                           1,000    1,128,320
 California Educational Facilities Authority
  Rev., (Loyola Marymount), MBIA, 0s,
  2014 ++ ++ ++                                2,500    1,543,825
 California Educational Facilities Authority
  Revenue, Santa Clara University Series A,
  MBIA, 5s, 2027                               1,340    1,402,350
 Long Beach, CA, Industrial Development Rev.,
  5.25s, 2023                                  1,450    1,455,075
 San Diego County, CA, (Burnham Institute),
  6.25s, 2029                                  2,300    2,458,746

Municipal Bonds - continued
-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
UNIVERSITIES - COLLEGES - CONTINUED
 University California Certificates
  Participation, San Diego Campus Projs
  Series A, 5.25s, 2032                       $1,840  $ 1,941,256
 University California Revenues, Multiple
  Purpose Projs Series P, FGIC, 5s, 2019       1,730    1,856,757
 University of California Rev., RITES,
  MBIA, 8.376s, 2016 ++ ++ +                   5,705    6,632,747
                                                     ------------
                                                      $27,746,725
-----------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.6%
 California Statewide Communities
  (Escondido Charter High School), 7.5s,
  2036                                        $1,000   $1,020,480
 Los Angeles, CA, Certificates of
  Participation, 5.7s, 2018                    1,900    2,039,099
                                                     ------------
                                                       $3,059,579
-----------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.0%
 California Pollution Control Financing
  Authority, Pollution Control Rev.
  (Pacific Gas & Electric Co.), MBIA,
  5.35s, 2016                                 $3,500  $ 3,891,125
 California Pollution Control Financing
  Authority, Pollution Control Rev.
  (Pacific Gas & Electric Co.), 5.85s, 2023      400      388,556
 California Pollution Control Financing
  Authority, Pollution Control Rev.
  (Pacific Gas & Electric Co.), 6.4s, 2024       500      501,140
                                                     ------------
                                                       $4,780,821
-----------------------------------------------------------------
 Utilities - Municipal Owned - 5.5%
 Glendale, CA, Electric Works Rev.,
  MBIA, 5.75s, 2019                           $1,420   $1,614,341
 Glendale, CA, Electric Works Rev.,
  MBIA, 5.75s, 2020                            1,160    1,310,777
 Los Angeles, CA, Electric Plant Rev.,
  MBIA, 4.75s, 2019                            2,000    2,030,560
 Northern California Power Agency,
  Public Power Rev., 5.85s, 2010                 880    1,026,520
 Sacramento, CA, Power Authority,
  MBIA, 5.875s, 2015                           5,500    6,283,035
 San Diego, CA, Industrial Development
  Rev. (San Diego Gas & Electric Co.),
  MBIA, 6.1s, 2018                             6,000    6,143,880
 Southern California Public Power Authority
  Rev., (Southern Transmission Project),
  0s, 2005                                     4,205    4,003,202
 Southern California Public Power
  Transmission Rev., "A", 0s, 2005             3,795    3,630,639
 Virgin Islands Water & Power Authority,
  5.3s, 2018                                     250      255,885
                                                     ------------
                                                      $26,298,839
-----------------------------------------------------------------
UTILITIES - OTHER - 0.4%
 Virgin Islands Water & Power Authority,
  5.125s, 2013                                $1,000   $1,047,070
 Virgin Islands Water & Power Authority
  Rev., 5.5s, 2017                               800      842,208
                                                     ------------
                                                       $1,889,278
-----------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE - 9.7%
 California Str Department Water Resources,
  Series X, FGIC, 5s, 2029                    $2,000   $2,096,520
 California Str Department Water Resources,
  Water Systems J 3 Prerefunded, 7s, 2012       405       538,411
 California Str Department Water Resources,
  Water Systems J 3 Unrefunded Bal, 7s, 2012   1,090    1,439,890

                                       19

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-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE - CONTINUED
 Castalic Lake Water Agency California
  Revenue, Water Systems Improvement
  Project, AMBAC, 5.125s, 2030                $1,725 $  1,800,158
 Culver City, CA, Wastewater Facilities
  Rev., FGIC, 5.6s, 2019                       1,000    1,132,460
 Eastern California Municipal Water
  District, Water & Sewer Rev., FGIC,
  5s, 2020                                     3,000    3,192,810
 El Monte, CA, Water Authority Rev.,
  AMBAC, 6s, 2019                              1,065    1,247,040
 Fairfield-Suisun, CA, Sewer District
  Rev., MBIA, 0s, 2006                         2,080    1,933,630
 Huntington Park, CA, 6.2s, 2025               2,000    2,094,540
 Livermore Amador Valley Water Management,
  Series A, AMBAC, 5s, 2031                    4,875    5,084,284
 Long Beach California Water Revenue,
  Refunding Series A, MBIA, 5s, 2024           5,135    5,371,159
 Los Angeles County, CA, Public Works,
  AMBAC, 5.5s, 2020                            2,970    3,295,928
 Metropolitan Water District, Waterworks
  Rev., 5s, 2020                               2,500    2,508,625
 Mojave, CA, Water Agency, FGIC, 5.75s, 2015   2,625    3,005,573
 Southern California Metropolitan Water
  District, RITES, 9.606s, 2018 ++ ++ +        5,000    7,067,700
 West Sacramento California Financing
  Authority, Water Systems Improvement
  Project, FGIC, 5s, 2032                      2,750    2,899,875
 Westlands California Water District
  Revenue, MBIA, 5s, 2034                      2,000    2,102,300
                                                     ------------
                                                     $ 46,810,903
-----------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED
  COST, $425,927,425)                                $468,154,749
-----------------------------------------------------------------
Floating Rate Demand Notes - 2.5%
-----------------------------------------------------------------
 Bay Area Toll Authority, due 10/03/02        $  400 $    400,000
 Burke County, GA,, Development Authority
  Pollution Rev. (Georgia Power Co.),
  due 10/01/02                                   200      200,000
 California Pollution Control Financing
  Authority, Pollution Control Rev.,
  due 10/01/02                                   900      900,000
 California Pollution Control Financing
  Authority Rev. (Shell Oil), due 10/01/02     1,600    1,600,000
 California Statewide Community Development
  Authority (Sutter Health), due 10/01/02      1,000    1,000,000
 East Baton Rouge Parish, LA, Pollution
  Control Rev. (Exxon Corp.), due 10/01/02       300      300,000
 Harris County, TX, Hospital Rev.
  (Methodist Hospital), due 10/01/02           1,800    1,800,000
 Industrial Development
  Corp., Pollution Control Rev.
  (Exxon Corp.), due 10/01/02                    200      200,000
 M S R Public Power Agency, CA,
  due 10/03/02                                 1,800    1,800,000
 New Castle, PA, Area Hospital Authority
  (Jameson Memorial Hospital), due 09/25/02      300      300,000
 New York City, NY, due 10/01/02                 300      300,000
 New York City, NY, Municipal Water
  Finance Authority Rev., due 10/01/02           100      100,000
 Pinellas County, FL, Health Facility
  Authority, due 10/01/02                      1,300    1,300,000
 Putnam County, GA, Development Authority
  (Georgia Power Co.), due 10/01/02            1,150    1,150,000

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-----------------------------------------------------------------
                                    PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
FLOATING RATE DEMAND NOTES - CONTINUED
 Sevier County, TN, Public Building
  Authority, due 10/03/02                     $  300 $    300,000
 Uinta County, WY, Pollution Control
  Rev. (Chevron), due 10/01/02                   200      200,000
-----------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES
  (IDENTIFIED COST, $11,850,000)                     $ 11,850,000
-----------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $437,777,425)    $480,004,749

Other Assets, Less Liabilities - 0.3%                   1,362,977
-----------------------------------------------------------------
NET ASSETS - 100.0%                                  $481,367,726
-----------------------------------------------------------------
SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS.

MFS FLORIDA MUNICIPAL BOND FUND

Municipal Bonds - 97.1%

Municipal Bonds - continued
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
AIRPORT AND PORT REVENUE - 4.5%
 Florida Capital Projects Finance
  Authority Rev., MBIA, 5s, 2020              $  500   $  520,750
 Greater Orlando Aviation Authority
  Rev., FGIC, 5.25s, 2018                      1,000    1,061,750
 Hillsborough County, FL, Aviation
  Authority Rev. (Tampa International)),
  FGIC, 5.875s, 2015                            750       829,515
 Lee County, FL, Airport Rev., FSA,
  5.875s, 2018                                 1,000    1,123,750
 Miami-Dade County, FL, Florida Aviation
  Rev., MBIA, 5.25s, 2018                       500       529,200
 Pensacola, FL, Airport Rev.,
  MBIA, 5.625s, 2014                            500       550,020
                                                      -----------
                                                       $4,614,985
-----------------------------------------------------------------
GENERAL OBLIGATION - GENERAL PURPOSE - 5.8%
 Florida Str Board Of Education Public
  Education, Capital Outlay Series A,
  5.25s, 2024                                 $1,000    $1,055,670
 Miami-Dade County, FL, Educational
  Facilities Authority Rev., AMBAC,
  5.5s, 2018                                   1,400    1,554,056
 State of Florida, RITES, 8.027s,
  2017 ++ ++ +                                 3,000    3,392,460
                                                      -----------
                                                       $6,002,186
-----------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 3.1%
 Commonwealth of Puerto Rico, RITES,
  MBIA, 9.685s, 2019 ++ ++ +                  $1,000   $1,370,400
 Dade County, FL, AMBAC, 7.125s, 2016          1,380    1,842,024
                                                      -----------
                                                       $3,212,424
-----------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 6.3%
 Florida Board of Education, Capital
  Outlay, Refunded, 9.125s, 2014              $  400   $  578,628
 Florida Board of Education, Capital Outlay,
  Unrefunded Balance, 9.125s, 2014             2,600    3,751,280
 Michigan Municipal Bond Authority Rev.,
  7.625s, 2021                                   100      104,276
 Osceola County Florida School Board
  Certificates P, Series A, AMBAC, 5.25s,
  2027                                         1,950    2,068,521
                                                      -----------
                                                       $6,502,705
-----------------------------------------------------------------
HEALTH CARE REVENUE - HOSPITALS - 18.3%
 Brevard County, FL, Health Facilities
  Authority Rev. (Wuesthoff Memorial),
  MBIA, 6.5s, 2007                            $1,000   $1,025,170
 Charlotte County, FL, Health Care
  Facilities Rev. (Bon Secours), RIBS,
  FSA, 7.826s, 2027 ++ ++                      2,500    2,673,325
 Denver, CO, Health & Hospital Authority
  Rev., 6s, 2023                                 500      520,900
 District of Columbia, Health & Hospital
  Authority Rev. (Medstar University
  Hospital), ODO, 6.875s, 2031                   225      243,077
 Escambia County, FL, Health Facility Rev.
  (Baptist Hospital), 6.75s, 2014 ++ ++ ++       785      842,226
 Escambia County, FL, Health Facility Rev.
  (Baptist Hospital), 6.75s, 2014                 50       52,415
 Escambia County, FL, Health Facility Rev.,
  "B" (Baptist Hospital), 6s, 2014               985    1,012,353
 Highlands County, FL, Health Facilities
  Authority Rev. (Adventist Health Systems),
  5.25s, 2013                                    500      523,760
 Hillsborough County, FL, Industrial
  Development Rev. (University Community
  Hospital), MBIA, 6.5s, 2019                  1,000    1,276,060
 Indiana Health Facility Hospital Rev.,
  6.375s, 2031                                   500      498,875

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-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
HEALTH CARE REVENUE - HOSPITALS - CONTINUED
 Jacksonville Florida Health Facilities,
  Ascencion Health Series A, 5.25s, 2032      $1,000   $1,010,900
 Jacksonville, FL, Hospital Rev.
  (University Medical Center), CONNIE LEE,
  6.6s, 2013                                     500      511,060
 Lakeland Florida Hospital Systems Revenue,
  Lakeland Regional Health Systems,
  5.5s, 2032                                     500      507,460
 Leesburg Florida Hospital Revenue,
  Leesburg Regional Med Center Project,
  5.5s, 2032                                   1,000    1,017,060
 Marion County, FL, Hospital District
  Rev., 5.5s, 2014                             1,000    1,069,240
 Marshall County Alabama Health Care,
  Series A, 6.25s, 2022                          500      541,110
 Michigan Str Hospital Finance Authority
  Rev., Refunding Hospital Sparrow
  Obligation Group, 5.5s, 2021                   650      671,287
 New Hampshire Health & Educational
  Facilities Rev., 6s, 2024                      500      531,460
 Orange County, Florida Health Facilities
  Authority Rev., Hospital Orlando Regional
  Healthcare, 5.75s, 2032                      1,000    1,030,840
 Palm Beach County, FL, Health Facilities
  Rev., Refunding Hospital, 5.5s, 2021           500      518,845
 Rhode Island Str Health + Education
  Building, Hospital Financing Lifespan
  Obligation Group, 6.5s, 2032                   500      512,250
 Steubenville, OH, Hospital Rev.,
  6.375s, 2020                                   500      538,135
 Tallahassee, FL, Health Facilities Rev.
  (Tallahassee Memorial Healthcare),
  6.25s, 2020                                    600      631,344
 Tallahassee, FL, Health Facilities Rev.
  (Tallahassee Memorial Regional Medical
  Center), MBIA, 6.625s, 2013                  1,000    1,110,120
                                                      -----------
                                                      $18,869,272
-----------------------------------------------------------------
HUMAN SERVICES - 0.3%
 Orange County, FL, Health Facilities
  Authority Rev., 8.875s, 2021                $  300  $   305,103
-----------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0.1%
 Los Angeles California Regional Airport
  Lease Rev., Amt Series C, 7.5s, 2024        $  200  $   158,904
-----------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.6%
 Redeemable River Authority Texas
  Pollution Control, 6.7s, 2030               $  375  $   397,095
 Sweetwater County, WY, Solid Waste
  Disposal Rev. (FMC Corp.), 7s, 2024            200      193,414
                                                      -----------
                                                      $   590,509
-----------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.2%
 Delaware County, PA, Industrial
  Development Authority Rev., 6.2s, 2019      $  200  $   204,072
-----------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.5%
 Tooele County, UT, Hazardous Waste
  Treatment Rev. ((Union Pacific)),
  5.7s, 2026                                  $  500  $   503,490
-----------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 3.3%
 Broward County Florida School Board
  Certificates, Series B, FSA, 5s, 2026       $1,080  $ 1,111,741
 Delta County, Michigan Economic Development
  Corp. Rev., Refunding Mead Westvaco
  Escanaba A, 6.25s, 2027                        500      504,095
 Escambia County, FL, Industrial Development
  Rev. (Champion International), 6.8s, 2012      750      779,183
 Escambia County, FL, Pollution Control Rev.
  (Champion International), 6.95s, 2007        1,000    1,022,770
                                                      -----------
                                                      $ 3,417,789
-----------------------------------------------------------------

                                       21


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-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.1%
 Palm Beach County, FL, Industrial
  Development Rev. (South Florida Fair),
  MBIA, 5.5s, 2020                            $1,000   $1,096,830
-----------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.9%
 Capital Trust Agency Florida Revenue,
  Seminole Tribe Convention A, 10s, 2033      $  200   $  204,552
 District of Columbia, Tobacco Settlement,
  6.25s, 2024                                    240      243,780
 Tobacco Settlement Authority, 5.3s, 2025        250      227,345
 Tobacco Settlement Financing Corporation,
  Asset Bkd Series B, 5.875s, 2039               250      236,243
                                                      -----------
                                                       $  911,920
-----------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.4%
 Collier County Florida Housing Finance
  Authority Rev., Housing Goodlette Arms
  Project A 1, FNMA, 4.9s, 2032               $  500   $  540,045
 Florida Housing Finance Corp. Rev.,
  MBIA, 5.5s, 2020                               500      521,075
 Florida Housing Finance Corp. Rev.
  (Crossing at University Apartments),
  AMBAC, 5.1s, 2018                            1,250    1,287,763
 Palm Beach County Florida Housing
  Finance, Housing Westlake Apts
  Project Phase Ii, FSA, 4.3s, 2012              170      175,042
                                                      -----------
                                                       $2,523,925
-----------------------------------------------------------------
SALES AND EXCISE TAX REVENUE - 4.6%
 Dade County Florida Prof Sports Fran,
  MBIA 5.25s, 2030                            $1,000   $1,119,180
 Jacksonville, FL, Excise Taxes Rev.,
  FGIC, 0s, 2010                               1,000      756,510
 Jacksonville, FL, Excise Taxes Rev.,
  FGIC, 0s, 2011                               1,000      724,870
 Orange County Florida Tourist Development
  Tax Rev., Subordinated, AMBAC, 5.25s, 2027   1,500    1,585,455
 Taylor County, FL, Sales Tax Rev., FGIC,
  5.5s, 2020                                     500      550,620
                                                      -----------
                                                       $4,736,635
-----------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - LOCAL - 5.6%
 Brevard County, FL, Housing Finance
  Authority Rev., Refunding, "B", GNMA,
  FNMA, 6.5s, 2022                            $  206   $  229,123
 Dade County, FL, Housing Finance Authority,
  Mortgage Rev., "D", FSA, 6.95s, 2012            40       40,866
 Dade County, FL, Housing Finance Authority,
  Mortgage Rev., "E", GNMA, FNMA, 7s, 2024        35       35,018
 Lee County, FL, Housing Finance Authority,
  GNMA, FNMA, 7.2s, 2033                         390      440,525
 Lee County, FL, Housing Financing Authority
  Rev., GNMA, FNMA, 6.5s, 2031                   700      758,415
 Lee County, FL, Housing Finance Authority
  Rev., GNMA, FNMA, 7s, 2031                     525      560,101
 Manatee County Florida Housing Finance
  Mortgage, Refunding Single Family
  Subordinated Series 3, GNMA, 3.5s, 2028        250      261,645
 Miami Dade County, FL, Housing Finance
  Authority Rev., GNMA, FNMA, 5.2s, 2031         755      778,986
 Palm Beach County, FL, GNMA, FNMA,
  5.5s, 2022                                     760      786,509
 Pinellas County, FL, Housing Authority
  Rev., GNMA, FNMA, 6.2s, 2031                   835      889,300

Municipal Bonds - continued
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
UTILITIES - INVESTOR OWNED - CONTINUED
 Pinellas County, FL, Housing Finance

  Authority Rev., GNMA, 7.25s, 2029           $  850   $  962,566
                                                      -----------
                                                       $5,743,054
-----------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - STATE -0.9%
  Florida Housing Finance Corp. Rev.,
  Homeowner Mortgage Series 4, FSA,
  5.85s, 2031                                 $  870   $  921,078
-----------------------------------------------------------------
SPECIAL ASSESSMENT DISTRICT - 1.3%
 Arbor Greene, FL, Community Development
  District, 5.75s, 2006                       $  156   $  158,609
 Greyhawk Landing Community Development,
  Series B, 6.25s, 2009                          200      203,476
 Heritage Isles, FL, Community Development
  District, 5.75s, 2005                          570      569,578
 Panther Trace Florida Community Development
  Dis, Special Assessment Series B, 6.5s, 2009   200      202,796
 Renaissance Community Development District
  Florida, Series B, 6.25s, 2008                 195      198,660
                                                      -----------
                                                       $1,333,119
-----------------------------------------------------------------
STATE AND LOCAL APPROPRIATION - 5.3%
 Florida Municipal Loan Council Rev., MBIA,
  5.625s, 2019                                $1,000   $1,114,750
 Florida Municipal Loan Council Rev., MBIA,
  5.625s, 2020                                 1,000    1,116,020
 Florida Str Municipal Loan Council Rev.,
  Series A, MBIA, 5.25s, 2014                  1,055    1,192,435
 Palm Beach County Florida Crmnl Just,
  Refunding, 5s, 2012                          1,095    1,236,824
 Palm Beach County, FL, School Board,
  AMBAC, 5.5s, 2021                              750      825,510
                                                      -----------
                                                       $5,485,539
-----------------------------------------------------------------
TURNPIKE REVENUE - 6.2%
 Florida Mid Bay Bridge Authority Rev.,
  AMBAC, 0s, 2018                             $1,000   $  477,400
 Florida Turnpike Authority, Turnpike
  Rev. (Department of Transportation),
  5.75s, 2018                                  2,000    2,303,860
 Lee County Florida Transportation
  Facilities Rev., Refunding Series A,
  AMBAC, 5.5s, 2013                            1,150    1,329,527
 Miami-Dade County, FL, Toll System Rev.,
  FGIC, 6s, 2020 ++ ++ ++                      1,000    1,207,670
 Polk County, FL, Transport Improvement
  Rev., FSA, 5.625s, 2017                      1,000    1,143,690
                                                      -----------
                                                       $6,462,147
-----------------------------------------------------------------
UNIVERSITIES - DORMATORIES - 3.2%
 Florida Board of Regents, Housing Rev.,
  MBIA 5.3s, 2020                             $  610   $  658,849
 Florida Board Of Regents, Housing Rev.
  (University of Central Florida), FGIC,
  5.25s, 2020                                  1,185    1,279,966
 Florida Finance Authority, MBIA, 5.125s,
  2021                                         1,340    1,379,168
                                                      -----------
                                                       $3,317,983
-----------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 2.2%
 Brazos River Texas Harbor Navigation
  District, Amt Dow Chemical Company
  Project Series A7, 6.625s, 2033             $  750   $  795,990
 Farmington, NM, Pollution Control Rev.
  (New Mexico Public Service Co.),
  5.8s, 2022                                     500      504,835

                                       22


Municipal Bonds - continued
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
UTILITIES - INVESTOR OWNED - CONTINUED
 Hillsborough County Florida Pollution,
  Tampa Electric Company Project, 5.5s, 2023  $  500 $    508,765
 Sabine River Authority Rev., Texas
  Pollution (TXU Electric Co.), 5.75s, 2030      500      521,740
                                                      -----------
                                                     $  2,331,330
-----------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 8.5%
 Charlotte County, FL, Utility Rev., FGIC,
  6.875s, 2021 ++ ++ ++                       $  500 $    537,325
 Escambia County, FL, Utility Systems
  Rev., FGIC, 6.25s, 2015                      1,500    1,876,965
 Jea Florida Str Johns River Power
  Park Systems, Refunding Issue
  2/17Th Series, 5s, 2014                        750      820,080
 Kissimmee Florida Utility Authority
  Electric, Refunding, AMBAC, 5s, 2013         1,500    1,668,015
 Lakeland Florida Energy Systems Revenue,
  MBIA, 5.5s, 2013                             1,000    1,156,950
 Port St. Lucie, FL, Utility Rev., Capital
  Appreciation, FGIC, 0s, 2021 ++ ++ ++        1,405      527,015
 Puerto Rico Electric Power Authority,
  FSA, 6s, 2016                                2,000    2,198,820
                                                      -----------
                                                     $  8,785,170
-----------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE - 11.9%
 Bay County, FL, Water Systems Rev.,
  AMBAC, 5.625s, 2019                         $1,000 $  1,125,440
 Florida Community Services Corp., AMBAC,
  5.5s, 2018                                   1,125    1,246,882
 Florida Municipal Loan Council Revenue,
  North Miami Beach Water Project Series B,
  MBIA, 5s, 2032                               1,000    1,034,230
 Lee County, FL, Industrial Development
  Authority Rev. (Bonita Springs Utilities
  Project), MBIA, 6.05s, 2015                  1,000    1,126,290
 Miami Beach, FL, Stormwater Rev., FGIC,
  5.25s, 2020                                  1,000    1,079,470
 Miramar, FL, Wastewater Improvement
  Rev., FGIC, 6.75s, 2016 ++ ++ ++               955    1,062,418
 Orlando, FL, Utility Commission, Water
  and Electric Rev., , 6.75s,                  1,500    1,929,990
 Seminole County, FL, Water & Sewer Rev.,
  MBIA, 6s, 2019 ++ ++ ++                      2,060    2,513,509
 Seminole County, FL, Water & Sewer Rev.,
  MBIA, 6s, 2019                                 940    1,137,767
                                                      -----------
                                                     $ 12,255,996
-----------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED
  COST, $91,423,714)                                 $100,286,165
-----------------------------------------------------------------
Floating Rate Demand Notes - 0.9%
-----------------------------------------------------------------
 Pinellas County, FL, Health Facility
  Authority, due 10/01/02, at Amortized
  Cost and Value                              $  900 $    900,000
-----------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $92,323,714)     $101,186,165
Other Assets, Less Liabilities - 2.0%                   2,061,817
-----------------------------------------------------------------
NET ASSETS - 100.0%                                  $103,247,982
-----------------------------------------------------------------
SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS.

MFS GEORGIA MUNICIPAL BOND FUND
Municipal Bonds - 96.1%
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
AIRPORT AND PORT REVENUE - 3.7%

Atlanta, GA, Airport Facilities Rev.,
  AMBAC, 0s, 2010                             $4,000   $2,815,040
-----------------------------------------------------------------
GENERAL OBLIGATION - GENERAL PURPOSE - 3.6%
 Columbia County, GA, (Courthouse/Detention
  Center), 5.625s, 2020                       $1,490   $1,626,573
 Macon-Bibb County, GA, Urban Development
  Authority Rev. (Bibb County Public
  Facilities), 5.5s, 2022                      1,000    1,092,010
                                                      -----------
                                                       $2,718,583
-----------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.7%
 Elberton, GA, Combined Utility Systems,
  Refunding & Improvement, AMBAC, 5.5s, 2019  $  550   $  612,507
 Puerto Rico Municipal Finance Agency,
  RITES, FSA, 10.143s, 2016 ++ ++ +              500      668,540
 Suwanee, GA, MBIA, 5.25s, 2032                  750      788,850
                                                      -----------
                                                       $2,069,897
-----------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 12.0%
 Fayette County, GA School District,
  Refunding, 5s, 2008                         $  500   $  554,505
 Forsyth County, GA, School District,
  6s, 2015                                       750      884,670
 Fulton County, GA, School District,
  6.375s, 2010                                 2,000    2,424,740
 Fulton County, GA, School District,
  6.375s, 2012                                 1,000    1,247,610
 Fulton County, GA, School District,
  6.375s, 2016                                 1,000    1,264,990
 Hall County, GA, School District, 4.5s,
  2007                                         1,000    1,094,070
 Houston County, GA, School District,
  5s, 2007                                     1,500    1,673,325
                                                      -----------
                                                       $9,143,910
-----------------------------------------------------------------
HEALTH CARE REVENUE - HOSPITALS - 3.9%
 Athens Clarke County, GA, Unified
  Catholic Health East Issue, 5.5s, 2032      $  500   $  509,220
 Carroll City, GA, County Hospital
  Authority, Tanner Med Center, Inc.,
  Project, AMBAC, 5.25s, 2017                  1,125    1,232,640
 Chatham County, GA, Hospital Authority
  Rev., 6s, 2017                                 350      377,983
 Gainsville & Hall County, GA, Hospital
  Authority Rev., Northeast, GA, Health
  Systems, Inc., 5.5s, 2031                      500      507,985
 Royston, GA, Hospital Authority Rev.
  (Ty Cobb Healthcare Systems, Inc.),
  6.125s, 2009                                   330      333,039
                                                      -----------
                                                       $2,960,867
-----------------------------------------------------------------
HEALTH CARE REVENUE - LONG TERM CARE - 1.6%
 Richmond County, GA, Development
  Authority, Nursing Home Rev., (Beverly
  Enterprises), 8.75s, 2011                   $1,190   $1,229,925
-----------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.8%
 Savannah, GA, Economic Development
  Authority Rev. (Stone Container Corp.),
  7.4s, 2026                                  $  300   $  295,305
 Savannah, GA, Economic Development
  Authority Rev. (Union Camp Corp.),
  6.15s, 2017                                  1,000    1,106,930
                                                      -----------
                                                       $1,402,235
-----------------------------------------------------------------

                                       23

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
Municipal Bonds - continued
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.0%
 Clayton County, GA, Development
  Authority Rev., Tuff Archives Project
  Series A, MBIA, 5s, 2033                    $  750   $  772,358
-----------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 6.5%
 Clayton County, GA, Housing Authority,
  GNMA, 5.5s, 2032                            $1,000   $1,051,290
 De Kalb County, GA, Housing Authority,
  Rev., (Collateral Castaways Apartments)
  Series A, GNMA, 5.4s, 2029                     600      628,338
 Hinesville, GA, Leased Housing Corp. Rev.
  (Baytree Apartments), FHA, 6.7s, 2017          900      930,465
 Savannah, GA, Housing Authority, Rev.
  (Chatham Gardens Project), FNMA,
  5.625s, 2031                                   750      820,702
 St. Mary's, GA, Housing Authority Rev.
  (Cumberland Oaks Apartments),
  FNMA, 7.375s, 2022                           1,470    1,472,661
                                                      -----------
                                                       $4,903,456
-----------------------------------------------------------------
SALES AND EXCISE TAX REVENUE - 1.5%
 Virgin Islands Public Finance Authority
  Rev., ASST GTY, 5.5s, 2018                  $1,000   $1,103,320
-----------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - STATE - 5.8%
 Georgia Housing & Finance Authority
  Rev., 6.05s, 2019                           $1,000   $1,055,700
 Georgia Housing & Finance Authority
  Rev., 5.2s, 2020                               760      786,152
 Georgia Housing & Finance Authority
  Rev., 5.8s, 2021                               750      790,177
 Georgia Housing & Finance Authority
  Rev., 5.5s, 2032                             1,000    1,029,800
 Georgia Housing & Finance Authority
  Rev., 5.6s, 2032                               750      777,120
                                                      -----------
                                                       $4,438,949
-----------------------------------------------------------------
STATE AND LOCAL APPROPRIATION - 7.9%
 Clayton County, GA, Development Authority
  Rev., 6.25s, 2020                           $  500   $  585,760
 Fayette County, GA, Public Facilities
  Authority Rev., (Criminal Justice Center),
  6.25s, 2010 ++ ++ ++                           755      927,223
 Fulton County, GA, Facilities Corp., AMBAC,
  5.5s, 2018                                   1,195    1,332,724
 Fulton County, GA, Facilities Corp., AMBAC,
  5.9s, 2019                                   1,000    1,167,720
 Georgia Municipal Assn., Inc., Installment
  Sale Program (Atlanta Detention Center),
  FSA, 5s, 2014 +                                850      923,899
 Rockland County, GA, Hospital Authority
  Rev. (Ty Cobb Healthcare Systems, Inc.),
  AMBAC, 5.625s, 2020                            500      556,320
 Savannah, GA, Economic Development
  Authority, GTREP Project, MBIA, 5s, 2022       500      520,090
                                                      -----------
                                                       $6,013,736
-----------------------------------------------------------------
UNIVERSITIES - COLLEGES - 8.9%
 Fulton County, GA, Development Authority
  Rev., (Georgia Tech Foundation),
  5.75s, 2017                                 $1,000   $1,153,060
 Fulton County, GA, Development Authority
  Rev., (Georgia Tech Foundation), 5s, 2031    1,000    1,030,200
 Fulton County, GA, Development Authority
  Rev., (Morehouse College), AMBAC,
  6.25s, 2021                                    980    1,162,153


Municipal Bonds - continued
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
UNIVERSITIES - COLLEGES - CONTINUED
 Georgia Private Colleges & University
  Authority Rev., (Emory University),
  5.75s, 2016                                 $1,000   $1,144,490
 Georgia Private Colleges & University
  Authority Rev., (Emory University),
  5.75s, 2018                                  1,000    1,153,470
 Georgia Private Colleges & University
  Authority Rev., Mercer University
  Project, 5.75s, 2021                           500      545,265
 Savannah, GA, Economic Development
  Authority Rev. (College of Art & Design,
  Inc.), 6.2s, 2009                              500      563,310
                                                      -----------
                                                       $6,751,948
-----------------------------------------------------------------
UNIVERSITIES - DORMATORIES - 3.4%
 Georgia Private Colleges & University
  Authority Rev., Mercer Housing Corp.,
  6s, 2021                                    $  500   $  520,825
 Marietta, GA, Development Authority
  Rev. (Southern Polytech University),
  6.25s, 2027                                  1,000    1,022,270
 Milledgeville Baldwin County, GA,
  Georgia College & State University
  Foundation, 5s, 2032                         1,000    1,049,600
                                                      -----------
                                                       $2,592,695
-----------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 7.2%
 Appling County, GA, Development
  Authority Rev. (Ogelthorpe Power
  Corp.), MBIA, 7.15s, 2021 #                 $1,400   $1,499,792
 Georgia Municipal Electric Authority,
  Power Rev., MBIA, 6.5s, 2020                 1,250    1,596,787
 Monroe County, GA, Development
  Authority, Pollution Control Rev.
  (Oglethorpe Power), 6.8s, 2012               1,000    1,221,570
 Municipal Electric Authority Georgia,
  Project One Subordinated Series A,
  MBIA, 5.25s, 2013                            1,000    1,151,990
                                                      -----------
                                                       $5,470,139
-----------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE - 24.6%
 Alanta, GA, Water & Wastewater Rev.,
  RITES, FGIC, 9.027s, 2016 ++ ++ +           $4,000   $5,490,880
 Augusta, GA, Water & Sewer Rev.,
  FSA, 5s, 2032                                1,000    1,032,130
 Cartersville, GA, Development Authority
  Waste, Refunding Anheuser Busch
  Project, 5.95s, 2032                           750      791,490
 Clayton County, GA, Water & Sewage
  Authority Rev., 6.25s, 2017                  1,000    1,182,190
 Columbia County, GA, Water & Sewage
  Rev., FGIC, 6.25s, 2010 ++ ++ ++               470      573,475
 Coweta County, GA, Development
  Authority Rev. (Newnan Water
  Sewage & Light Commission),
  AMBAC, 5.75s, 2016                           1,000    1,143,820
 Fairburn, GA, Utility Rev., 5.75s, 2020         500      539,555
 Forsyth County, GA, Water & Sewage
  Authority, 6.25s, 2010 ++ ++ ++              1,105    1,352,443
 Fulton County, GA, Water & Sewage
  Rev., FGIC, 6.375s, 2014                     3,250    4,003,077
 Gainesville, GA, Water & Sewage
  Authority Rev., FGIC, 5.625s, 2019           1,000    1,107,990

                                       24

Municipal Bonds - continued
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE - CONTINUED
 Jackson County, GA, Water & Sewage
  Authority Rev., AMBAC, 5.75s, 2017          $1,000   $1,162,170
 Summerville, GA, Public Utility Rev.,
  Refunding & Improvement, 5.75s, 2026           350      366,940
                                                      -----------
                                                      $18,746,160
-----------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $65,575,572)  $73,133,218
-----------------------------------------------------------------
Floating Rate Demand Notes - 1.6%
-----------------------------------------------------------------
 Appling County, GA, Development Authority
  Pollution Control Rev., (Georgia Power
  Co.), due 10/01/02                          $  100  $   100,000
 Bartow County, GA, Development Authority,
  Pollution Control Rev. (Georgia Power
  Co.), due 10/01/02                             390      390,000
 Burke County, GA, Development Authority
  Pollution Rev. (Georgia Power Co.),
  due 10/01/02                                   200      200,000
 Harris County, TX, Industrial Development
  Corp., Pollution Control Rev. (Exxon Corp.),
  due 10/01/02                                   100      100,000
 New Castle, PA, Area Hospital Authority
  (Jameson Memorial Hospital), due 10/03/02      100      100,000
 Pinellas County, FL, Health Facility
  Authority, due 10/01/02                        100      100,000
 Putnam County, GA, Development Authority
  (Georgia Power Co.), due 10/01/02              200      200,000
-----------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED
  COST, $1,190,000)                                   $ 1,190,000
-----------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $66,765,572)      $74,323,218
Other Assets, Less Liabilities - 2.3%                   1,764,680
-----------------------------------------------------------------
  NET ASSETS  100.0%                                  $76,087,898
-----------------------------------------------------------------
SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS.

MFS MARYLAND MUNICIPAL BOND FUND

Municipal Bonds - 97.1%
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
 AIRPORT AND PORT REVENUE - 1.9%
 Maryland Transport Authority Airport
  Park Rev., Baltimore/Wash International
  Airport B, AMBAC, 5.25s, 2009               $2,840   $3,190,683
-----------------------------------------------------------------
GENERAL OBLIGATION - GENERAL PURPOSE - 3.7%
 Baltimore, MD, Consolidated Public
  Improvement, 7.15s, 2009                    $2,120   $2,682,224
 Frederick County, MD, Public Facilities,
  5.2s, 2019                                   1,700    1,864,271
 State of Maryland, 5.75s, 2014                1,550    1,816,554
                                                      -----------
                                                       $6,363,049
-----------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 18.7%

 Anne Arundel County, MD, 5s, 2015 ##         $2,000   $2,186,300
 Baltimore, MD, FGIC, 5.5s, 2018               1,700    1,916,376
 Baltimore, MD, Consolidated Public
  Improvement, MBIA, 7s, 2009                  1,000    1,252,120
 Frederick County, MD, Public Facilities,
  5.25s, 2016                                  2,000    2,212,580
 Howard County, MD, Consolidated
  Public Improvement, "A", 5.5s, 2019          1,000    1,093,650
 Howard County, MD, Consolidated
  Public Improvement, "A", 5.5s, 2020          2,000    2,178,120
 Howard County, MD, Metropolitan
  District, 0s, 2008                           1,000      843,330
 Maryland State, State & Local
  Facilities Loan, Capital Improvement
  "A", 5.5s, 2015                              1,500    1,776,885
 Montgomery County, MD, Consolidated
  Public Improvement, 5.75s, 2018 ++ ++ ++     2,000    2,371,740
 Montgomery County, MD, Consolidated
  Public Improvement, 5s, 2021                   500      530,385
 Prince George's County, MD, 0s, 2007          5,110    4,503,596
 Prince George's County, MD, Consolidated
  Public Improvement, FSA, 5.375s, 2015        1,500    1,686,030
 Puerto Rico Municipal Finance Agency,
  RITES, FSA, 9.145s, 2019 ++ ++ +             1,000    1,222,020
 Puerto Rico Public Finance Corp.,
  MBIA, 5.5s, 2018                             1,000    1,133,200
 Puerto Rico Public Finance Corp.,
  MBIA, 5s, 2021                               1,000    1,052,670
 Washington, MD, Suburban Sanitation
  District, 6.1s, 2015 ++ ++ ++                1,070    1,124,752
 Washington, MD, Suburban Sanitation
  District, 5.25s, 2016                          865      907,982
 Worcester County, MD, Public
  Improvement, 5.625s, 2013                    1,620    1,894,768
 Worcester County, MD, Public
  Improvement, 5.625s, 2015                    2,030    2,329,709
                                                      -----------
                                                      $32,216,213
-----------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 0.6%
 Montgomery County, MD, 5s, 2020              $1,000   $1,067,320
-----------------------------------------------------------------
HEALTH CARE REVENUE - HOSPITALS - 12.7%
 Maryland Health & Higher Education
  Facilities Authority Rev. (Carroll County
  General Hospital), 6s, 2037                 $1,000   $1,047,040
 Maryland Health & Higher Education
  Facilities Authority Rev. (Catholic
  Health Initiatives), 6s, 2020                1,000    1,099,470
 Maryland Health & Higher Education
  Facilities Authority Rev. (Doctors
  Community Hospital), 5.5s, 2024              1,000      931,360

                                       25


Municipal Bonds - continued
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
HEALTH CARE REVENUE - HOSPITALS - CONTINUED
 Maryland Health & Higher Education
  Facilities Authority Rev. (Frederick
  Memorial Hospital), FGIC, 5.25s, 2013       $2,850  $ 3,278,697
 Maryland Health & Higher Education
  Facilities Authority Rev. (Frederick
  Memorial Hospital), 5.125s, 2035             1,000    1,006,970
 Maryland Health & Higher Education
  Facilities Authority Rev. (Good Samaritan
  Hospital), 5.7s, 2009                        1,085    1,261,182
 Maryland Health & Higher Education
  Facilities Authority Rev. (Howard County
  General Hospital), 5.5s, 2021                4,000    4,144,440
 Maryland Health & Higher Education
  Facilities Authority Rev. (Loyola
  College), FSA, 5.5s, 2020                    2,000    2,144,460
 Maryland Health & Higher Education
  Facilities Authority Rev. (Mercy Medical
  Center), FSA, 5.625s, 2017                   1,800    1,961,334
 Maryland Health & Higher Education
  Facilities Authority Rev. (North Arundel
  Hospital), 6.5s, 2026                          500      545,405
 Maryland Health & Higher Education
  Facilities Authority Rev. (University of
  Maryland Medical System), 6.625s, 2020       1,000    1,100,740
 Maryland Health & Higher Educational
  Facilities Rev. (Johns Hopkins
  University), 5s, 2021                          750      774,090
 Maryland Industrial Development Finance
  Authority, Economic Development Rev.
  (Bon Secours Health System), FSA,
  10.205s, 2022 ++ ++                          1,400    1,940,596
 Montgomery County Maryland Economic
  Development, Trinity Health Credit Group,
  5.125s, 2022                                   500      518,920
                                                      -----------
                                                      $21,754,704
-----------------------------------------------------------------
HEALTH CARE REVENUE - LONG TERM CARE - 1.0%
 Maryland Health & Higher Education
  Facilities Authority Rev. (Bradford Oaks
  Center), 6.375s, 2027                       $1,500   $1,345,635
 Maryland Health & Higher Educational
  Facilities Authority Rev. (Collington
  Episcopal Life), 6.75s, 2023                  300       313,017
                                                      -----------
                                                       $1,658,652
-----------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.9%
 Baltimore, MD, Port Facilities Rev.
  (duPont (E.I.) de Nemours), 6.5s, 2011      $1,500   $1,556,040
-----------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES  - 0.4%
 Northeast Maryland Waste Disposal Authority,
  Resources Recovery Rev. (Baltimore Resco
  Retrofit), 5s, 2012                         $  690   $  660,095
-----------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.9%
 Anne Arundel County, MD, Economic
  Development, Community College Project,
  5.25s, 2028                                 $  800   $  833,552
 Upper Potomac, MD, River Commission,
  Pollution Control Rev. (Westvaco),
  10.5s, 2004                                    150      151,503
 Upper Potomac, MD, River Commission,
  Pollution Control Rev. (Westvaco),
  9.125s, 2015                                   500      502,990
                                                      -----------
                                                       $1,488,045
-----------------------------------------------------------------

Municipal Bonds - continued
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.6%
 Maryland Industrial Authority Economic
  Development, Balt Aquarium Project,
  5.2s, 2026                                  $1,000   $1,032,800
-----------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 3.5%
 Guam Economic Development Authority,
  5.5s, 2041                                  $  400   $  404,704
 Maryland Industrial Development Finance
  Authority Rev., (American Center for
  Physics), 6.625s, 2017 ++ ++ ++              1,500    1,549,020
 Maryland Industrial Development Finance
  Authority Rev., (YMCA/Baltimore),
  8s, 2012                                     2,825    3,112,415
 Maryland Industrial Development Finance
  Authority Rev., (YMCA/Baltimore),
  8.25s, 2012                                    665      675,554
  Tobacco Settlement Financing Corp.,
  5s, 2021                                       300      300,441
                                                      -----------
                                                       $6,042,134
-----------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.0%
 Baltimore, MD, City Housing, FHA, 7.75s,
  2009                                        $  650  $   655,902
 Baltimore, MD, City Housing, FHA, FNMA,
  7.25s, 2023                                  1,135    1,139,132
 Maryland Community Development
  Administration, (Waters Landing
  Apartments), GNMA, 5.875s, 2033              1,500    1,600,980
 Maryland Community Development
  Administration, Multi Family Housing

  Insured Mortgage B, 5.6s, 2032               1,250    1,312,475
 Montgomery County, MD, Housing
  Opportunities Commission, 7.375s,
  2032                                           360      363,938
                                                      -----------
                                                       $5,072,427
-----------------------------------------------------------------
PARKING - 1.0%

 Baltimore County, MD, 5.375s, 2013           $1,600   $1,661,056
-----------------------------------------------------------------
SALES AND EXCISE TAX REVENUE - 1.2%
 Territory of Virgin Islands, 5.875s, 2018    $1,000   $1,044,680
 Territory of Virgin Islands, Rum Tax
  Rev., 5.5s, 2022                             1,000    1,016,200
                                                      -----------
                                                       $2,060,880
-----------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - LOCAL - 1.8%
 Prince George's County, MD, 7.4s, 2032       $1,065   $1,160,211
 Prince George's County, MD, Housing
  Authority Rev., FNMA, GNMA, 5.375s, 2018       885      928,754
 Prince Georges County, MD, Housing
  Sinking Fund (Collateral Series A),
  FNMA, GNMA, 3.5s, 2034                       1,000    1,076,850
                                                      -----------
                                                       $3,165,815
-----------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - STATE - 7.2%
 Maryland Community Development
  Administration, 5.875s, 2016                $1,740   $1,853,205
 Maryland Community Development
  Administration, 5.15s, 2018                  2,000    2,068,100
 Maryland Community Development
  Administration, 6.05s, 2020                  2,130    2,245,233
 Maryland Community Development
  Administration, 6.2s, 2020                   2,500    2,683,750
 Maryland Community Development
  Administration, 7.3s, 2025                     345      350,113
 Maryland Community Development
  Administration, 6.75s, 2026                  1,785    1,855,775

                                       26


Municipal Bonds - continued
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - STATE - CONTINUED
 Maryland Community Development
  Administration, Single Family Program
  Second Series, 4.5s, 2024                   $1,370  $ 1,386,385
                                                      -----------
                                                      $12,442,561
-----------------------------------------------------------------
SOLID WASTE REVENUE - 4.7%
 Northeast Maryland, Waste Disposal
  Authority Rev. (Montgomery County),
  6s, 2006                                    $1,100  $ 1,234,662
 Northeast Maryland, Waste Disposal
  Authority Rev. (Montgomery County),
  MBIA, 6.3s, 2016                             2,000    2,100,280
 Northeast Maryland Waste Disposal
  Authority Rev., (Southwest County
  Resource Recovery), MBIA, 7.2s, 2005         1,000    1,086,330
 Prince George's County, MD, (Solid
  Waste Management), FSA, 5.25s, 2013          3,500    3,632,545
                                                      -----------
                                                      $ 8,053,817
-----------------------------------------------------------------
STATE AND LOCAL APPROPRIATION - 9.6%
 Howard County, MD, Certificates of
  Participation, "A", 8s, 2019                $  805  $ 1,169,721
 Howard County, MD, Certificates of
  Participation, "B", 8s, 2019                   385      559,432
 Howard County, MD, Certificates of
  Participation, "B", 8.15s, 2021                450      654,655
 Howard County, MD, Certificates of
  Participation, "C", 8s, 2019                   680      988,088
 Maryland Stadium Authority, Sports
  Facilities Leasing Rev., AMBAC,
  5.875s, 2012                                 1,000    1,099,580
 Prince George's County, MD,
  Certificates of Participation, MBIA,
  0s, 2005                                     2,495    2,359,322
 Prince George's County, MD,
  Certificates of Participation, MBIA,
  0s, 2006                                     2,490    2,280,740
 Prince George's County, MD,
  Industrial Development Authority,
  MBIA, 0s, 2004                                 980      950,875
 Prince George's County, MD, Industrial
  Development Authority, MBIA, 0s,
  2009                                         1,500    1,210,725
 Puerto Rico Public Finance Corp.,
  AMBAC, 5.375s, 2018                          1,000    1,176,810
 Puerto Rico Public Finance Corp., 5.7s,
  2025                                         1,235    1,337,839
 Puerto Rico Public Finance Corp.,
  RITES, AMBAC, 8.915s, 2013 ++ ++ +             500      679,980
 Puerto Rico Public Finance Corp.,
  RITES, AMBAC, 8.915s, 2016 ++ ++ +           1,520    2,069,024
                                                      -----------
                                                      $16,536,791
-----------------------------------------------------------------
TURNPIKE REVENUE - 2.4%
 Commonwealth of Puerto Rico,
  Highway & Transportation Authority
  Rev., MBIA, 5.5s, 2013                      $2,000  $ 2,384,700
 Maryland Department Transportation
  County, 5.5s, 2009                           1,500    1,721,115
                                                      -----------
                                                       $4,105,815
-----------------------------------------------------------------

Municipal Bonds - continued
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
UNIVERSITIES - COLLEGES - 10.0%
 Annapolis, MD, Economic
  Development Rev. (St. John's College),
  5.5s, 2018                                  $  750   $  786,075
 Frederick County, MD, Educational
  Facilities Rev. (Mount St. Mary's
  College), 5.7s, 2020                           850      891,131
 Maryland Health & Higher Education
  Facilities Authority Rev. (Johns
  Hopkins University), 5.125s, 2020            1,500    1,580,835
 Maryland Health & Higher Education
  Facilities Authority Rev. (Johns
  Hopkins University), 5.625s, 2027            1,400    1,496,124
 Maryland Health & Higher Education
  Facilities Authority Rev. (Johns
  Hopkins University), Series "A",
  5s, 2032                                     2,000    2,065,980
 Maryland Health & Higher Education
  Facilities Authority Rev. (Upper
  Chesapeake Hospital), MBIA, 5.5s,
  2016                                         3,000    3,271,740
 Maryland Health & Higher Educational
  Facilities Rev. (Loyola College), 5s,
  2039                                         2,000    2,039,780
 Morgan, MD, State University Academic &
  Auxiliary Facilities & Fees Rev.,
  MBIA, 0s, 2006                               1,135    1,041,079
 Morgan, MD, State University Academic &
  Auxiliary Facilities & Fees Rev.,
  MBIA, 0s, 2008                               1,400    1,179,892
 Morgan, MD, State University Academic &
  Auxiliary Facilities & Fees Rev.,
  MBIA, 6.05s, 2015                            1,500    1,864,035
 University of Maryland, Auxillary
  Facilities & Tuition Rev., 0s, 2004          1,000      965,650
                                                      -----------
                                                      $17,182,321
-----------------------------------------------------------------
UNIVERSITIES - DORMATORIES - 2.9%
 Maryland State Economic
  Development Corp., Senior Margan
  St. University Project Series A, 6s, 2034   $1,000  $ 1,021,030
 Maryland State Economic Development
  Corp., Student Housing Rev. (Salisbury
  University), 6s, 2019                        1,000    1,065,980
 Maryland State Economic Development
  Corp., Student Housing Rev. (Towson
  University), 5.75s, 2029                     1,000    1,017,090
 Maryland State Economic Development
  Corp. (University of Maryland), AMBAC,
  5s, 2019                                     1,850    1,964,700
                                                      -----------
                                                      $ 5,068,800
-----------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 3.7%
 Guam Power Authority Rev., RITES,
  AMBAC, 8.636s, 2015 ++ ++ +                 $1,680  $ 2,039,890
 Puerto Rico Electric Power Authority,
  Power Rev.,RITES, FSA, 8.623s,
  2015 ++ ++ +                                 1,400    1,662,500
 Puerto Rico Electric Power Authority
  Rev., FSA, 5.125s, 2016                      2,500    2,708,975
                                                      -----------
                                                      $ 6,411,365
-----------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE - 4.7%
 Baltimore, MD, Wastewater Rev.,
  FGIC, 6s, 2015                              $1,000  $ 1,234,160

                                       27


Municipal Bonds - continued
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE - CONTINUED
 Baltimore, MD, Wastewater Rev.,
  MBIA, 5.65s, 2020                           $2,000 $  2,322,620
 Baltimore, MD, Wastewater Rev.,
  MBIA, 9.62s, 2020 ++ ++                      3,000    3,975,330
 Puerto Rico Aqueduct & Sewer Authority
  Rev., 10.25s, 2009                             395      513,109
                                                      -----------
                                                     $  8,045,219
-----------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST,
  $150,141,250)                                      $166,836,602
-----------------------------------------------------------------
Floating Rate Demand Notes - 2.2%
-----------------------------------------------------------------
 East Baton Rouge Parish, LA, Pollution
  Control Rev. (ExxonMobil Corp.),
  due 10/01/02                                $  100 $    100,000
 Harris County, TX, Hospital Rev.
  (Methodist Hospital), due 10/01/02             300      300,000
 Harris County, TX, Industrial Development
  Corp., Pollution Control Rev. (ExxonMobil
  Corp.), due 10/01/02                           200      200,000
 Jackson County, MS, Pollution Control Rev.
  (Chevron USA, Inc.), due 10/01/02              500      500,000
 Pinellas County, FL, Health Facility
  Authority, due 10/01/02                        600      600,000
 Putnam County, GA, Development Authority
  (Georgia Power Co.), due 10/01/02              700      700,000
 Sevier County, TN, Public Building
  Authority, due 10/01/02                        200      200,000
 Sevier County, TN, Public Building
  Authority, due 10/03/02                        670      670,000
 Uinta County, WY, Pollution Control Rev.
  (Chevron USA, Inc.), due 10/01/02              600      600,000
-----------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES
(IDENTIFIED COST, $3,870,000)                        $  3,870,000
-----------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $154,011,250 )   $170,706,602
Other Assets, Less Liabilities - 0.7%                   1,119,025
-----------------------------------------------------------------
NET ASSETS - 100.0%                                  $171,825,627
-----------------------------------------------------------------
SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS.

MFS MASSACHUSETTS MUNICIPAL BOND FUND

Municipal Bonds - continued
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
AIRPORT AND PORT REVENUE - 4.0%

 Massachusetts Port Authority, 5s, 2015       $5,600  $ 5,717,544
 Massachusetts Port Authority, 6s, 2015        1,000    1,156,180
 Massachusetts Port Authority,
  FSA, 5.125s, 2017                            1,275    1,343,914
 Massachusetts Port Authority Rev.,
  13s, 2013                                      780    1,235,184
 Massachusetts Port Authority Rev.,
  6.125s, 2017                                 1,460    1,674,401
                                                      -----------
                                                      $11,127,223
-----------------------------------------------------------------
GENERAL OBLIGATION - GENERAL PURPOSE - 19.1%
 Boston, MA, 5.75s, 2019                      $3,645  $ 4,299,824
 Brookline, MA, 5.375s, 2019                   1,800    1,974,942
 Commonwealth of Massachusetts,
  ETM, 0s, 2004                                8,170    7,856,272
 Commonwealth of Massachusetts,
  ETM, 1s, 2005                                2,000    1,867,520
 Commonwealth of Massachusetts,
  0s, 2004                                     1,080    1,038,312
 Commonwealth of Massachusetts,
  FGIC, 7s, 2009                               1,150    1,424,309
 Commonwealth of Massachusetts,
  6s, 2013 ++ ++ ++                              125      150,504
 Commonwealth of Massachusetts,
  6s, 2015 ++ ++ ++                            3,000    3,612,090
 Commonwealth of Massachusetts,
  5.875s, 2017 ++ ++ ++                        1,000    1,191,880
 Commonwealth of Massachusetts,
  5.75s, 2019 ++ ++ ++                         2,000    2,372,740
 Commonwealth of Massachusetts,
  Consolidated Loan Series B,
  5.625s, 2018 ++ ++ ++                        2,000    2,356,860
 Commonwealth of Massachusetts,
  Consolidated Loan Series B,
  5.75s, 2020 ++ ++ ++                         1,000    1,186,930
 Greater Lawrence MA San District,
  MBIA, 5.625s, 2020                           1,940    2,156,174
 Lynn, MA, AMBAC, 5.125s, 2018                 3,690    3,934,094
 Mansfield, MA, FSA, 5.375s, 2017              1,170    1,293,821
 Massachusetts State, MBIA, 5s, 2022           1,000    1,039,660
 Massachusetts State, Consolidated Loan
  Series D, MBIA, 5s, 2021                     1,380    1,441,741
 Massachusetts State,
  Prerefunded Consolidated Loan A
  Mbia Ibc, MBIA, 7.5s, 2004                   1,290    1,379,358
 Massachusetts State,
  Unrefunded Consolidated Loan A
  Mbia Ibc, MBIA, 7.5s, 2004                     725      794,064
 Middleborough, MA, FGIC, 5.6s, 2014              75       85,481
 Salisbury, MA, MBIA, 5.25s, 2031              2,790    2,952,211
 Sutton, MA, MBIA, 5.5s, 2017                  1,000    1,118,340
 Sutton, MA, MBIA, 5.5s, 2019                  1,000    1,101,120
 Westford, MA, FGIC, 5.25s, 2020               2,250    2,420,235
 Weymouth, MA, MBIA, 5.375s, 2020              1,250    1,361,100
 Worcester, MA, FSA, 6s, 2016                  2,955    3,472,362
                                                      -----------
                                                      $53,881,944
-----------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 5.9%
 Massachusetts Bay Transport Authority,
  Pennsylvania 675A 1, RITES,
  10.421s, 2016 ++ ++ +                       $4,835  $ 6,982,514
 Massachusetts Bay Transportation
  Authority, 7s,                               5,000    6,668,350

                                       28


GENERAL OBLIGATIONS - IMPROVEMENT - CONTINUED
 Springfield, MA, Municipal Purpose Loan,
  FSA, 6.25s, 2019                            $2,600  $ 3,052,036
                                                      -----------
                                                      $16,702,900
-----------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 4.3%
 Belmont, MA, 5s, 2015 ##                     $2,165  $ 2,282,040
 Dudley-Charlton, MA, Regional School
  District, RITES, FGIC, 8.646s,
  2015 ++ ++ +                                 1,365    1,787,140
 Dudley-Charlton, MA, Regional School
  District, RITES, FGIC, 8.646s,
  2016 ++ ++ +                                 1,430    1,865,978
 Dudley-Charlton, MA, Regional School
  District, RITES, FGIC, 8.646s,
  2018 ++ ++ +                                 1,565    2,025,642
 Narragansett, MA, Regional School
  District, AMBAC, 6s, 2019                    1,720    2,007,601
 Tantasqua, MA, Regional School
  District, FSA, 5.375s, 2016                  2,000    2,233,420
                                                      -----------
                                                      $12,201,821
-----------------------------------------------------------------
HEALTH CARE REVENUE - HOSPITALS - 10.5%
 Massachusetts Development Finance
  Agency, Massachusetts Biomedical
  Research, 6.375s, 2016                      $   50  $    57,270
 Massachusetts Health & Education
  Facilities (Milton Hospital), 5.5s, 2016       800      825,984
 Massachusetts Health & Education
  Facilities (University of Massachusetts),
  6.5s, 2021                                     500      522,785
 Massachusetts Health & Education
  Facilities Authority Rev.,
  (Caritas Christi) "B", 6.5s, 2012              500      558,045
 Massachusetts Health & Education
  Facilities Authority Rev.,
  (Partners Health care), 5.75s, 2021            100      107,389
 Massachusetts Health & Education
  Facilities Authority Rev.
  (Caritas Christi), 5.7s, 2015                1,000    1,022,500
 Massachusetts Health & Education
  Facilities Authority Rev.
  (Jordan Hospital), 5.25s, 2018               2,655    2,567,359
 Massachusetts Health & Education
  Facilities Authority Rev.
  (Milford-Whitinsville Regional),
  5.25s, 2018                                  1,500    1,416,015
 Massachusetts Health & Education
  Facilities Authority Rev. (Newton
  Wellsley College), MBIA, 6.125s, 2015        1,000    1,145,140
 Massachusetts Health & Education
  Facilities Authority Rev. (North Adams
  Regional Hospital), 6.625s, 2018             1,010      967,822
 Massachusetts Health & Education
  Facilities Authority Rev.
  (Partners Healthcare), MBIA, 5.375s, 2018    2,000    2,126,360
 Massachusetts Health & Education
  Facilities Authority Rev.
  (South Shore Hospital), 5.625s, 2019         2,000    2,074,160
 Massachusetts Industrial Finance
  Agency Rev. (Massachusetts
  Biomedical Research), 0s, 2004               5,000    4,815,300
 Massachusetts Industrial Finance
  Agency Rev. (Massachusetts
  Biomedical Research), 0s, 2010               5,300    3,977,279
 Massachusetts State Health & Educational,
  Baystate Med Center Series F, 5.75s, 2033    2,000    2,090,540


Municipal Bonds - continued
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
HEALTH CARE REVENUE - HOSPITALS - CONTINUED
 Massachusetts State Health & Educational,
  Caritas Christi Obligation Series B,
  6.25s, 2022                                 $   20  $    20,676
 Massachusetts State Health & Educational,
  Catholic Health East Issue, 5.5s, 2032       1,575    1,588,009
 Massachusetts State Health & Educational,
  Healthcare Systems Covenant Health,
  6.5s, 2017                                      75       83,409
 Massachusetts State Health & Educational,
  Healthcare Systems Covenant Health,
  6s, 2031                                     1,000    1,044,500
 Massachusetts State Health & Educational,
  Series E, 6.25s, 2031                        1,350    1,411,304
 Massachusetts State Health & Education
  Facility, Anna Jaques Hospital Issue
  Series B, 6.875s, 2012                       1,000    1,019,970
 Massachusetts State Health & Educational,
  Milford Whitinsville Hospital D,
  6.35s, 2032                                     50       52,052
                                                      -----------
                                                      $29,493,868
-----------------------------------------------------------------
HEALTH CARE REVENUE - LONG TERM CARE - 1.3%
 Boston, MA, Industrial Development
  Finance Authority Rev. (Alzheimers
  Center), FHA, 5.5s, 2012                    $  490  $   526,760
 Boston, MA, Industrial Development
  Finance Authority Rev. (Stonehedge
  Convalescent Center), 10.75s, 2011             475      477,717
 Massachusetts Industrial Finance
  Agency Rev. (Beverly Enterprises),
  8.375s, 2009                                 2,040    2,103,586
 Massachusetts Industrial Finance
  Agency Rev. (Evanswood), 7.625s, 2015          497          621
 Massachusetts State Development
  Finance Agency, First Mortgage
  Loomis Cmntys Project A, 6.9s, 2032            530      540,812
                                                      -----------
                                                       $3,649,496
-----------------------------------------------------------------
HUMAN SERVICES - 0.6%
 Massachusetts Health & Education
  Facilities Authority Rev. (Learning
  Center for Deaf Children), 6.1s, 2019       $1,000   $  989,110
 Massachusetts Industrial Finance
  Agency Rev. (Vinfen Corp.), 7.1s,
  2018 ++ ++ ++                                  575      623,041
                                                      -----------
                                                       $1,612,151
-----------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 2.0%
 Massachusetts Port Authority (Delta
  Airlines, Inc.), AMBAC, 5.5s, 2019          $2,000   $2,163,520
 Massachusetts Port Authority (US Airways),
  MBIA, 5.875s, 2016                           1,900    2,116,733
 Massachusetts Port Authority (USAIR),
  MBIA, 5.625s, 2023                           1,140    1,249,463
                                                      -----------
                                                       $5,529,716
-----------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.4%
 Massachusetts Development Finance
  Agency Rev., Resource Recovery Rev.
  (Waste Management, Inc.), 6.9s, 2029        $1,000   $1,104,260
-----------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.4%
 Massachusetts Development Finance
  Agency Rev. (Springfield Resources
  Recovery), 5.625s, 2019                     $1,675   $1,753,155
 Massachusetts Industrial Finance Agency
  Rev. (Welch Foods, Inc.), 5.6s, 2017         2,100    2,209,074
                                                      -----------
                                                       $3,962,229
-----------------------------------------------------------------

                                       29



Municipal Bonds - continued
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.2%
 Route 3 North Transport Improvement
  Ma, MBIA, 5.375s, 2029 ++ ++ ++             $2,900   $3,348,717
-----------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.9%
 Boston, Ma Revenue, Special Obligation
  Series A, AMBAC, 5s, 2027                   $2,000   $2,052,600
 Massachusetts State Development Finance
  Agency, WGBH Educational Foundation
  Series A, AMBAC, 5.375s, 2042                3,000    3,172,920
                                                      -----------
                                                       $5,225,520
-----------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 1.2%
 Massachusetts Housing Finance
  Agency Rev., AMBAC, 5.7s, 2020              $1,515   $1,584,766
 Massachusetts Housing Finance
  Agency Rev., FNMA, 6.9s, 2025                1,700    1,769,360
                                                      -----------
                                                       $3,354,126
-----------------------------------------------------------------
PARKING - 0.5%
 Rail Connections, Inc., MA
  (Route 128 Parking Garage), 6s,
  2012 ++ ++ ++                               $  450   $  541,670
 Rail Connections, Inc., MA
  (Route 128 Parking Garage), 6s,
  2013 ++ ++ ++                                  500      601,855
 Rail Connections, Inc., MA
  (Route 128 Parking Garage), 6s,
  2014 ++ ++ ++                                  250      300,927
                                                      -----------
                                                       $1,444,452
-----------------------------------------------------------------
SALES AND EXCISE TAX REVENUE - 2.2%
 Route 3 North Transport Improvement
  Associates, MBIA, 5.625s, 2020              $1,500   $1,757,595
 Territory of Virgin Islands, 5.875s, 2018     1,420    1,483,446
 Territory of Virgin Islands, Rum Tax
  Rev., 5.5s, 2022                             2,950    2,997,790
                                                      -----------
                                                       $6,238,831
-----------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - STATE - 4.1%
 Massachusetts Housing Finance
  Agency Rev., 6.6s, 2026                     $  550   $  573,964
 Massachusetts Housing Finance
  Agency Rev., Amt Single Family
  Series 79, FSA, 5.85s, 2021                  1,545    1,626,916
 Massachusetts Industrial Finance
  Agency Rev., MBIA, 6.35s, 2022               2,100    2,212,035
 Massachusetts State Housing Finance
  Agency, Single Family Series 91,
  5.5s, 2031                                   3,000    3,093,210
 Massachusetts State Housing Finance
  Agency, Single Family Series 94,
  4.5s, 2016                                     925      940,762
 MassachusettsState Housing Finance
  Agency, Amt Single Family
  Series 93, 5.05s, 2020                       1,250    1,263,825
 MassachusettsState Housing Finance
  Agency H, Single Family Series 94,
  4.4s, 2015                                   1,860    1,895,693
                                                      -----------
                                                      $11,606,405
-----------------------------------------------------------------
SOLID WASTE REVENUE - 0.8%
 Massachusetts Development Finance
  Agency Rev., (Resource Recovery/Floor
  Corp.), 6.7s, 2014                          $  600  $   597,936
 Massachusetts Industrial Finance
  Agency Rev. (Ogden Haverhill), 5.5s, 2013       25       22,917
 Massachusetts Industrial Finance Agency
  Rev. (Ogden Haverhill), 5.6s, 2019           1,925    1,700,564
                                                      -----------
                                                       $2,321,417
-----------------------------------------------------------------

Municipal Bonds - continued
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
STATE AND LOCAL APPROPRIATION - 3.8%
 Massachusetts Bay Transportation
  Authority, 5.75s, 2018                      $3,780   $4,311,846
 Massachusetts Development Finance
  Agency Rev., Visual & Performing
  Arts, 6s, 2015                               1,235    1,497,388
 Puerto Rico Public Finance Corp.,
  RITES, AMBAC, 8.915s, 2016 ++ ++ +           2,500    3,403,000
 Univeristy of Massachusetts, Building
  Authority, AMBAC, 5.5s, 2018                 1,400    1,546,006
                                                      -----------
                                                      $10,758,240
-----------------------------------------------------------------
STUDENT LOAN REVENUE - 2.3%
 Massachusetts Educational Financing
  Authority, AMBAC, 5.3s, 2016                $2,050   $2,176,956
 Massachusetts Educational Financing
  Authority, MBIA, 6.05s, 2017                   100      109,098
 Massachusetts Educational Financing
  Authority, Refunding Series E,
  AMBAC, 4.6s, 2010                            3,000    3,149,100
 Massachusetts Educational Financing
  Authority, Refunding Series E,
  AMBAC, 5s, 2013                              1,000    1,062,940
 Massachusetts Educational Financing
  Authority, Refunding Series E,
  AMBAC, 5s, 2015                                100      104,648
                                                      -----------
                                                       $6,602,742
-----------------------------------------------------------------
TURNPIKE REVENUE - 2.0%
 Massachusetts Bay Transportation
  Authority, Assmnt Series A, 5.25s, 2030     $2,930   $3,080,221
 Massachusetts Turnpike Authority,
  Metropolitan Highway System Rev.,
  MBIA, 5s, 2037                               2,500    2,540,925
                                                      -----------
                                                       $5,621,146
-----------------------------------------------------------------
UNIVERSITIES - COLLEGES - 16.1%
 Commonwealth of Massachusetts,
  College Building, MBIA, 5.625s, 2016        $1,650   $1,842,737
 Massachusetts Development Finance
  Agency (Mount Holyoke College),
  5.125s, 2021                                 1,000    1,045,660
 Massachusetts Development Finance
  Agency Rev. (Eastern Nazarine College),
  5.625s, 2019                                 1,800    1,485,018
 Massachusetts Development Finance
  Agency Rev. (Higher Education Smith
  College), 5.375s, 2016 ++ ++ ++              1,335    1,553,139
 Massachusetts Development Finance
  Agency Rev. (Higher Education Smith
  College), 5.5s, 2017 ++ ++ ++                1,210    1,418,047
 Massachusetts Development Finance
  Agency Rev. (Massachusetts College of
  Pharmacy), 6.625s, 2020                         50       55,010
 Massachusetts Development Finance
  Agency Rev. (Suffolk University),
  5.75s, 2019                                  1,000    1,055,970
 Massachusetts Development Finance
  Agency Rev. (Suffolk University),
  5.85s, 2029                                  1,000    1,043,470
  Massachusetts Health & Education
  Facilities Authority Rev., ( Wheelock
  College), MBIA, 5.5s, 2021                   3,375    3,637,575
 Massachusetts Health & Education
  Facilities Authority Rev., (University of
  Massachusetts), FGIC, 5.625s, 2018           2,170    2,435,022

                                       30


Municipal Bonds - continued
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
UNIVERSITIES - COLLEGES - CONTINUED
 Massachusetts Health & Education
  Facilities Authority Rev. (Boston
  College), 5.25s, 2018                       $3,500  $ 3,596,950
 Massachusetts Health & Education
  Facilities Authority Rev. (Boston
  College), 5.25s, 2023                        4,350    4,438,348
 Massachusetts Health & Education
  Facilities Authority Rev. (Simmons
  College), AMBAC, 6.05s, 2020                 1,745    2,120,681
 Massachusetts Health & Education
  Facilities Authority Rev. (University
  of Massachusetts), FGIC, 5.75s, 2019         2,395    2,759,567
 Massachusetts Health & Education
  Facilities Authority Rev. (University
  of Massachusetts), FGIC, 5.85s, 2020         1,300    1,492,192
 Massachusetts Health & Education
  Facilities Authority Rev. (Wheaton
  College), 5.25s, 2019                        1,000    1,037,220
 Massachusetts Health & Education
  Facilities, Authority Rev. (University
  of Massachusetts), FGIC, 5.125s, 2019        1,780    1,891,820
 Massachusetts Industrial Finance Agency
  Rev. (Brandeis University), MBIA, 0s, 2004   1,000      965,080
 Massachusetts Industrial Finance Agency
  Rev. (Brandeis University), MBIA, 0s, 2009   1,000      796,870
 Massachusetts Industrial Finance Agency
  Rev. (Brandeis University), MBIA, 0s, 2010   1,000      761,290
 Massachusetts Industrial Finance Agency
  Rev. (Brandeis University), MBIA, 1s, 2011     500      364,365
 Massachusetts Industrial Finance Agency
  Rev. (Curry College), 8s, 2010 ++ ++ ++        390      441,363
 Massachusetts Industrial Finance Agency
  Rev. (Curry College), 8s, 2014 ++ ++ ++      1,565    1,757,025
 Massachusetts Industrial Finance Agency
  Rev. (Lesley College), CONNIE LEE,
  6.3s, 2025                                   2,000    2,241,060
 Massachusetts Str Health + Educational,
  Harvard University Series Ff, 5.125s, 2037   2,000    2,082,540
 Massachusetts Str Health + Educational,
  Worcester City University Massachusetts
  Project C, MBIA, 5.25s, 2031                 3,000    3,158,460
                                                      -----------
                                                      $45,476,479
-----------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 4.4%
 Massachusetts Development Finance
  Agency Rev. (Williston Northampton
  School), 6.5s, 2028                         $1,300  $ 1,358,539
 Massachusetts Development Finance
  Agency Rev. (Xaverian Brothers High
  School), 5.55s, 2019                         1,000    1,054,030
 Massachusetts Development Finance
  Agency Rev. (Xaverian Brothers High
  School), 5.65s, 2029                         1,000    1,027,830
 Massachusetts Industrial Finance
  Agency Rev., Education Dana Hall
  School Issue, 5.9s, 2027                     1,340    1,397,178
 Massachusetts Industrial Finance
  Agency Rev. (Belmont Hill School),
  5.625s, 2020                                 1,150    1,239,366
 Massachusetts Industrial Finance
  Agency Rev. (Concord Academy), 5.5s, 2027    2,000    2,048,180
 Massachusetts Industrial Finance
  Agency Rev. (Groton School), 5s, 2018        2,960    3,116,910
 Massachusetts Industrial Finance
  Agency Rev. (Tabor Academy), 5.4s, 2018      1,000    1,048,440
                                                      -----------
                                                      $12,290,473
-----------------------------------------------------------------

Municipal Bonds - continued
-----------------------------------------------------------------
                                   PRINCIPAL AMOUNT
ISSUER                                 (000 OMITTED)        VALUE
-----------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 0.3%
 Massachusetts Development Finance
  Agency Rev. (Devens Electric Systems),
  5.625s, 2016                                $  725 $    785,617
-----------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE - 6.2%
 Massachusetts Water Resources
  Authority, FGIC, 6s, 2021                   $1,000 $  1,162,750
 Massachusetts Water Resources
  Authority, RITES, FGIC, 10.917s,
  2019 ++ ++ +                                 4,010    6,204,513
 Massachusetts State Water Resources
  Authority, General Series B,
  MBIA, 5.125s, 2027                           1,000    1,039,600
 Massachusetts Water Pollution
  Abatement, 5.75s, 2017                       1,125    1,282,747
 Massachusetts Water Pollution
  Abatement Trust, 5.5s, 2013                     25       28,341
 Massachusetts Water Pollution
  Rev., 5.25s, 2018                            2,000    2,184,900
 Massachusetts Water Resources
  Authority, AMBAC, 5.25s, 2015                1,500    1,731,780
 Massachusetts Water Resources
  Authority, MBIA, 5s, 2016                    1,000    1,064,070
 Massachusetts Water Resources
  Authority, MBIA, 5.25s, 2020 ++ ++ ++           50       54,917
 Massachusetts Water Resources
  Authority, MBIA, 5.25s, 2020                 1,535    1,595,264
 Springfield, MA Street & Sewer
  Commission, General Series A,
  AMBAC, 5s, 2021                              1,000    1,047,660
                                                      -----------
                                                     $ 17,396,542
-----------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED
  COST, $245,271,739)                                $271,736,315
-----------------------------------------------------------------
Floating Rate Demand Notes - 1.5%
-----------------------------------------------------------------
 East Baton Rouge Parish, LA, Pollution
  Control Rev. (Exxon Corp.), due 10/01/02    $  200 $    200,000
 Massachusetts Health & Education
  Facilities Authority Rev., due 10/01/02        200      200,000
 Massachusetts Water Resources
  Authority, due 10/03/02                        300      300,000
 Missouri Development Finance Board
  Cultural, Nelson Gallery Fdn Series B,
  due 10/01/02                                   100      100,000
 New York City, NY, due 10/01/02                 100      100,000
 New York City, NY, Municipal Water
  Finance Authority Rev., due 10/01/02           700      700,000
 Pinellas County, FL, Health Facility
  Authority, due 10/01/02                      1,400    1,400,000
 Putnam County, GA, Development
  Authority (Georgia Power Co.), due 10/01/02    400      400,000
 Sevier County, TN, Public Building
  Authority, due 10/03/02                        800      800,000
-----------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED
  COST, $4,200,000)                                  $  4,200,000
-----------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $249,471,739)    $275,936,315

Other Assets, Less Liabilities  2.0%                    5,649,940
-----------------------------------------------------------------
NET ASSETS  100.0%                                   $281,586,255
-----------------------------------------------------------------
PORTFOLIO FOOTNOTES:
++ ++ ++ Refunded Security.
   ++ ++ Inverse floating rate security.
       + Restricted security.
       # Security segregated as collateral for an open futures contract.
      ** Non income producing security in default.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                          ALABAMA       ARKANSAS     CALIFORNIA
SEPTEMBER 30, 2002                                                                           FUND           FUND           FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments -
    Identified cost                                                                  $ 91,776,985   $127,402,574   $437,777,425
    Unrealized appreciation                                                             9,122,608     14,562,946     42,227,324
                                                                                     ------------   ------------   ------------
        Total investments, at value                                                  $100,899,593   $141,965,520   $480,004,749
  Cash                                                                                     89,419         48,755            856
  Receivable for investments sold                                                         160,000          6,449        106,967
  Receivable for fund shares sold                                                         175,072        230,700      1,374,078
  Interest receivable                                                                   1,536,299      2,025,541      5,758,931
  Other assets                                                                                553         --              1,779
                                                                                     ------------   ------------   ------------
        Total assets                                                                 $102,860,936   $144,276,965   $487,247,360
                                                                                     ------------   ------------   ------------
LIABILITIES:
  Distributions payable                                                              $    373,930   $    559,927   $  1,791,638
  Payable for investments purchased                                                        --          2,090,744      3,633,878
  Payable for fund shares reacquired                                                      132,224        120,702        273,894
  Payable for daily variation margin on open futures contracts                              4,375         --              --
  Payable to affiliates -
    Management fee                                                                          2,931          4,045         13,764
    Shareholder servicing agent fee                                                           836          1,156          3,933
    Distribution and service fee                                                            3,108          5,007         46,041
  Accrued expenses and other liabilities                                                   59,920         59,642        116,486
                                                                                     ------------   ------------   ------------
        Total liabilities                                                            $    577,324   $  2,841,223   $  5,879,634
                                                                                     ------------   ------------   ------------
NET ASSETS                                                                           $102,283,612   $141,435,742   $481,367,726
                                                                                     ------------   ------------   ------------
NET ASSETS CONSIST OF:
  Paid-in capital                                                                    $ 93,447,504   $133,028,064   $442,479,401
  Unrealized appreciation on investments                                                8,979,108     14,562,946     42,227,324
  Accumulated undistributed net realized gain (loss) on investments                        37,957     (6,070,520)    (2,516,017)
  Accumulated distributions in excess of net investment income                           (180,957)       (84,748)      (822,982)
                                                                                     ------------   ------------   ------------
        Total                                                                        $102,283,612   $141,435,742   $481,367,726
                                                                                     ------------   ------------   ------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
  Class A                                                                               7,811,961     12,387,409     55,580,912
  Class B                                                                               1,507,341      1,012,002     16,057,527
  Class C                                                                                  --             --          7,296,699
                                                                                     ------------   ------------   ------------
        Total shares of beneficial interest outstanding                                 9,319,302     13,399,411     78,935,138
                                                                                     ------------   ------------   ------------
NET ASSETS:
  Class A                                                                            $ 85,737,549   $130,744,228   $338,836,797
  Class B                                                                              16,546,063     10,691,514     97,902,633
  Class C                                                                                  --             --         44,628,296
                                                                                     ------------   ------------   ------------
        Total net assets                                                             $102,283,612   $141,435,742   $481,367,726
                                                                                     ------------   ------------   ------------
CLASS A SHARES:
  NET ASSET VALUE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)                      $10.98         $10.55          $6.10
                                                                                           ------         ------          -----
  OFFERING PRICE PER SHARE (100 DIVIDED BY 95.25 of net asset value per share)             $11.53         $11.08          $6.40
                                                                                           ------         ------          -----
CLASS B SHARES:
  NET ASSET VALUE AND OFFERING PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)                      $10.98         $10.56          $6.10
                                                                                           ------         ------          -----
CLASS C SHARES:
  Net asset value and offering price per share
    (net assets DIVIDED BY shares of beneficial interest outstanding)                        --             --            $6.12
                                                                                           ------         ------          -----

On sales of $100,000 or more, the offering price of Class A shares is reduced.

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  FLORIDA       GEORGIA      MARYLAND  MASSACHUSETTS
SEPTEMBER 30, 2002                                                                   FUND          FUND          FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments -
    Identified cost                                                          $ 92,323,714   $66,765,572  $154,011,250  $249,471,739
    Unrealized appreciation                                                     8,862,451     7,557,646    16,695,352    26,464,576
                                                                             ------------   -----------  ------------  ------------
        Total investments, at value                                          $101,186,165   $74,323,218  $170,706,602  $275,936,315
                                                                             ------------   -----------  ------------  ------------
  Cash                                                                             25,817        79,007       84,619         43,962
  Receivable for investments sold                                                 335,700     1,340,800       440,000     2,562,039
  Receivable for fund shares sold                                                 402,577        94,086       157,456     1,920,910
  Interest receivable                                                           1,829,409     1,269,647     2,272,768     3,974,018
  Other assets                                                                      1,282           472           974         3,386
                                                                             ------------   -----------  ------------  ------------
        Total assets                                                         $103,780,950   $77,107,230  $173,662,419  $284,440,630
                                                                             ------------   -----------  ------------  ------------
LIABILITIES:
  Distributions payable                                                      $    399,989   $   273,877  $    632,527  $  1,022,126
  Payable for investments purchased                                               --            521,259     1,072,960     1,016,260
  Payable for fund shares reacquired                                               60,353       158,084        40,736       697,661
  Payable for daily variation margin on open futures contracts                      3,594         2,813         4,531        10,938
  Payable to affiliates -
    Management fee                                                                  2,960         2,181         4,921         8,035
    Shareholder servicing agent fee                                                   845           624         1,407         2,296
    Distribution and service fee                                                    4,048         2,604         6,717        10,470
  Accrued expenses and other liabilities                                           61,179        57,890        72,993        86,589
                                                                             ------------   -----------  ------------  ------------
        Total liabilities                                                    $    532,968   $ 1,019,332  $  1,836,792  $  2,854,375
                                                                             ------------   -----------  ------------  ------------
Net assets                                                                   $103,247,982   $76,087,898  $171,825,627  $281,586,255
                                                                             ------------   -----------  ------------  ------------
NET ASSETS CONSIST OF:
  Paid-in capital                                                            $100,546,059   $69,477,491  $158,655,094  $258,212,753
  Unrealized appreciation on investments                                        8,744,575     7,465,396    16,546,727    26,105,431
  Accumulated net realized loss on investments                                 (6,040,855)     (685,422)   (3,133,309)   (2,144,911)
  Accumulated distributions in excess of net investment income                     (1,797)     (169,567)     (242,885)     (587,018)
                                                                             ------------   -----------  ------------  ------------
        Total                                                                $103,247,982   $76,087,898  $171,825,627  $281,586,255
                                                                             ------------   -----------  ------------  ------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
  Class A                                                                       7,530,797     5,195,943    11,650,630    20,269,974
  Class B                                                                       2,427,238     1,503,165     2,850,259     3,885,829
                                                                             ------------   -----------  ------------  ------------
        Total shares of beneficial interest outstanding                         9,958,035     6,699,108    14,500,889    24,155,803
                                                                             ------------   -----------  ------------  ------------
NET ASSETS:
  Class A                                                                    $ 78,084,841   $59,003,425  $138,070,482  $236,235,261
  Class B                                                                      25,163,141    17,084,473    33,755,145    45,350,994
                                                                             ------------   -----------  ------------  ------------
        Total net assets                                                     $103,247,982   $76,087,898  $171,825,627  $281,586,255
                                                                             ------------   -----------  ------------  ------------
CLASS A SHARES:
  NET ASSET VALUE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)              $10.37        $11.36        $11.85        $11.65
                                                                                   ------        ------        ------        ------
  OFFERING PRICE PER SHARE (100 DIVIDED BY 95.25 of net asset value per share)     $10.89        $11.93        $12.44        $12.23
                                                                                   ------        ------        ------        ------
CLASS B SHARES:
  NET ASSET VALUE AND OFFERING PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)              $10.37        $11.37        $11.84        $11.67
                                                                                   ------        ------        ------        ------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                               ALABAMA      ARKANSAS    CALIFORNIA
SIX MONTHS ENDED SEPTEMBER 30, 2002                                                               FUND          FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME:
  Interest income                                                                           $2,665,456   $ 3,683,456   $12,277,730
                                                                                            ----------   -----------   -----------
  Expenses -
    Management fee                                                                          $  270,619   $   372,305   $ 1,237,465
    Trustees' compensation                                                                      15,845        17,335        13,231
    Shareholder servicing agent fee                                                             49,123        67,603       224,735
    Distribution and service fee (Class A)                                                     104,385        62,805       160,680
    Distribution and service fee (Class B)                                                      73,692        42,851       397,766
    Distribution and service fee (Class C)                                                      --              --         194,187
    Administrative fee                                                                           4,944         6,722        22,259
    Custodian fee                                                                               24,133        31,695       100,644
    Printing                                                                                     1,217         4,156         9,934
    Postage                                                                                        624         1,574         5,127
    Auditing fees                                                                               16,100        15,200        16,300
    Legal fees                                                                                   1,726         3,217         9,825
    Miscellaneous                                                                               54,020        62,850       130,229
                                                                                            ----------   -----------   -----------
        Total expenses                                                                      $  616,428   $   688,313   $ 2,522,382
    Fees paid indirectly                                                                        (1,698)       (3,491)       (5,305)
    Reduction of expenses by investment adviser                                                (98,687)     (135,694)     (450,893)
                                                                                            ----------   -----------   -----------
        Net expenses                                                                        $  516,043   $   549,128   $ 2,066,184
                                                                                            ----------   -----------   -----------
          Net investment income                                                             $2,149,413   $ 3,134,328   $10,211,546
                                                                                            ----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                                                 $  124,956   $    92,757   $   742,175
    Futures contracts                                                                         (170,939)      (24,644)       --
                                                                                            ----------   -----------   -----------
          Net realized gain (loss) on investments                                           $  (45,983)  $    68,113   $   742,175
                                                                                            ----------   -----------   -----------
  Change in unrealized appreciation (depreciation) -
    Investments                                                                             $6,469,600   $ 7,780,443   $29,948,209
    Futures contracts                                                                         (154,147)       40,155        --
                                                                                            ----------   -----------   -----------
          Net unrealized gain on investments                                                $6,315,453   $ 7,820,598   $29,948,209
                                                                                            ----------   -----------   -----------
            Net realized and unrealized gain on investments                                 $6,269,470   $ 7,888,711   $30,690,384
                                                                                            ----------   -----------   -----------
              Increase in net assets from operations                                        $8,418,883   $11,023,039   $40,901,930
                                                                                            ----------   -----------   -----------

SEE NOTES TO FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  FLORIDA       GEORGIA     MARYLAND  MASSACHUSETTS
SIX MONTHS ENDED SEPTEMBER 30, 2002                                                  FUND          FUND         FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME:
  Interest income                                                              $2,690,550    $1,968,976  $ 4,568,931    $ 7,260,887
                                                                               ----------    ----------  -----------    -----------
  Expenses -
    Management fee                                                             $  264,473    $  200,188  $   454,299    $   720,672
    Trustees' compensation                                                         15,875        15,297       17,082         21,102
    Shareholder servicing agent fee                                                48,026        36,346       82,474        130,880
    Distribution and service fee (Class A)                                         --            70,307      231,860        385,952
    Distribution and service fee (Class B)                                         90,840        82,231      162,280        206,077
    Administrative fee                                                              4,767         3,622        8,234         12,958
    Custodian fee                                                                  22,714        18,802       38,173         59,938
    Printing                                                                        1,410         2,233        4,438          5,762
    Postage                                                                         1,075           800        2,267          3,070
    Auditing fees                                                                  14,800        14,800       15,100         14,300
    Legal fees                                                                      2,898         1,857        3,912          1,491
    Miscellaneous                                                                  51,968        43,090       83,798         97,525
                                                                               ----------    ----------  -----------    -----------
        Total expenses                                                         $  518,846    $  489,573  $ 1,103,917    $ 1,659,727
    Fees paid indirectly                                                           (1,701)       (1,635)      (2,304)        (3,050)
    Reduction of expenses by investment adviser                                   (96,380)      (72,978)    (165,641)      (262,592)
                                                                               ----------    ----------  -----------    -----------
        Net expenses                                                           $  420,765    $  414,960  $   935,972    $ 1,394,085
                                                                               ----------    ----------  -----------    -----------
          Net investment income                                                $2,269,785    $1,554,016  $ 3,632,959    $ 5,866,802
                                                                               ----------    ----------  -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                                    $  (15,264)   $  348,805  $   361,665    $   442,373
    Futures contracts                                                              (6,472)     (154,551)    (272,764)      (477,947)
                                                                               ----------    ----------  -----------    -----------
        Net realized gain (loss) on investments                                $  (21,736)   $  194,254  $    88,901    $  (35,574)
                                                                               ----------    ----------  -----------    -----------
  Change in unrealized appreciation (depreciation) -
    Investments                                                                $5,807,474    $4,807,525  $ 9,399,056   $18,119,460
    Futures contracts                                                            (117,875)     (102,315)    (164,327)     (384,489)
                                                                               ----------    ----------  -----------    -----------
          Net unrealized gain on investments                                   $5,689,599    $4,705,210  $ 9,234,729   $17,734,971
                                                                               ----------    ----------  -----------    -----------
            Net realized and unrealized gain on investments                    $5,667,863    $4,899,464  $ 9,323,630   $17,699,397
                                                                               ----------    ----------  -----------    -----------
              Increase in net assets from operations                           $7,937,648    $6,453,480  $12,956,589   $23,566,199
                                                                               ----------    ----------  -----------    -----------

SEE NOTES TO FINANCIAL STATEMENTS.

Statements of Changes in Net Assets (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                         ALABAMA         ARKANSAS       CALIFORNIA
SIX MONTHS ENDED SEPTEMBER 30, 2002                                                         FUND             FUND             FUND
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations -
  Net investment income                                                             $  2,149,413     $  3,134,328     $ 10,211,546
  Net realized gain (loss) on investments                                                (45,983)          68,113          742,175
  Net unrealized gain on investments                                                   6,315,453        7,820,598       29,948,209
                                                                                    ------------     ------------     ------------
    Increase in net assets from operations                                          $  8,418,883     $ 11,023,039     $ 40,901,930
                                                                                    ------------     ------------     ------------
Distributions declared to shareholders -
  From net investment income (Class A)                                              $ (1,992,673)    $ (3,149,678)    $ (7,918,069)
  From net investment income (Class B)                                                  (295,355)        (201,583)      (1,844,084)
  From net investment income (Class C)                                                   --               --              (776,966)
                                                                                    ------------     ------------     ------------
        Total distributions declared to shareholders                                $ (2,288,028)    $ (3,351,261)    $(10,539,119)
                                                                                    ------------     ------------     ------------
Fund share (principal) transactions -
  Net proceeds from sale of shares                                                  $ 10,017,142     $ 11,583,790     $ 55,502,727
  Net asset value of shares issued to shareholders in
    reinvestment of distributions                                                      1,353,807        1,832,091        5,627,733
  Cost of shares reacquired                                                          (11,943,216)      (7,680,689)     (34,969,481)
                                                                                    ------------     ------------     ------------
  Net increase (decrease) in net assets from
    fund share transactions                                                         $   (572,267)    $  5,735,192     $ 26,160,979
                                                                                    ------------     ------------     ------------
        Total increase in net assets                                                $  5,558,588     $ 13,406,970     $ 56,523,790
NET ASSETS:
  At beginning of period                                                              96,725,024      128,028,772      424,843,936
                                                                                    ------------     ------------     ------------
  At end of period                                                                  $102,283,612     $141,435,742     $481,367,726
                                                                                    ------------     ------------     ------------
ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD                         $   (180,957)    $    (84,748)    $   (822,982)
                                                                                    ------------     ------------     ------------

SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------
                                                                           FLORIDA        GEORGIA         MARYLAND   MASSACHUSETTS
SIX MONTHS ENDED SEPTEMBER 30, 2002                                           FUND           FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations -
  Net investment income                                               $  2,269,785    $ 1,554,016     $  3,632,959    $  5,866,802
  Net realized gain (loss) on investments                                  (21,736)       194,254           88,901         (35,574)
  Net unrealized gain on investments                                     5,689,599      4,705,210        9,234,729      17,734,971
                                                                      ------------    -----------     ------------    ------------
    Increase in net assets from operations                            $  7,937,648    $ 6,453,480     $ 12,956,589    $ 23,566,199
                                                                      ------------    -----------     ------------    ------------
Distributions declared to shareholders -
  From net investment income (Class A)                                $ (1,851,924)   $(1,309,484)    $ (3,122,380)   $ (5,178,567)
  From net investment income (Class B)                                    (486,421)      (320,796)        (658,806)       (830,898)
                                                                      ------------    -----------     ------------    ------------
        Total distributions declared to shareholders                  $ (2,338,345)   $(1,630,280)    $ (3,781,186)   $ (6,009,465)
                                                                      ------------    -----------     ------------    ------------
Fund share (principal) transactions -
  Net proceeds from sale of shares                                    $ 12,900,663    $ 5,103,241     $ 10,350,934    $ 25,714,959
  Net asset value of shares issued to shareholders in
    reinvestment of distributions                                        1,020,822      1,072,444        2,311,633       2,962,973
  Cost of shares reacquired                                             (8,383,299)    (5,121,253)     (10,304,312)    (12,404,009)
                                                                      ------------    -----------     ------------    ------------
  Net increase in net assets from
    fund share transactions                                           $  5,538,186    $ 1,054,432     $  2,358,255    $ 16,273,923
                                                                      ------------    -----------     ------------    ------------
        Total increase in net assets                                  $ 11,137,489    $ 5,877,632     $ 11,533,658    $ 33,830,657
NET ASSETS:
  At beginning of period                                                92,110,493     70,210,266      160,291,969     247,755,598
                                                                      ------------    -----------     ------------    ------------
  At end of period                                                    $103,247,982    $76,087,898     $171,825,627    $281,586,255
                                                                      ------------    -----------     ------------    ------------
ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD           $     (1,797)   $  (169,567)    $   (242,885)   $   (587,018)
                                                                      ------------    -----------     ------------    ------------

SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                          ALABAMA         ARKANSAS      CALIFORNIA
YEAR ENDED MARCH 31, 2002                                                                    FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations -
  Net investment income                                                              $  4,517,608     $  6,263,277    $ 19,405,457
  Net realized gain (loss) on investments                                                 268,245          (28,666)      1,830,959
  Net unrealized gain (loss) on investments                                            (2,083,971)      (1,324,633)     (9,858,713)
                                                                                     ------------     ------------    ------------
    Increase in net assets from operations                                           $  2,701,882     $  4,909,978    $ 11,377,703
                                                                                     ------------     ------------    ------------

Distributions declared to shareholders -
  From net investment income (Class A)                                               $ (4,139,484)    $ (5,884,845)   $(14,679,900)
  From net investment income (Class B)                                                   (581,845)        (417,212)     (3,406,491)
  From net investment income (Class C)                                                     --               --          (1,319,066)
  In excess of net investment income (Class A)                                            (32,631)          --            (326,959)
  In excess of net investment income (Class B)                                             (4,587)          --             (75,871)
  In excess of net investment income (Class C)                                             --               --             (29,379)
                                                                                     ------------     ------------    ------------
        Total distributions declared to shareholders                                 $ (4,758,547)    $ (6,302,057)   $(19,837,666)
                                                                                     ------------     ------------    ------------

Fund share (principal) transactions -
  Net proceeds from sale of shares                                                   $ 15,527,073     $ 17,189,156    $111,876,098
  Net asset value of shares issued to shareholders in
    reinvestment of distributions                                                       2,069,360        2,862,701       9,152,945
  Cost of shares reacquired                                                           (12,960,687)     (14,380,894)    (94,391,412)
                                                                                     ------------     ------------    ------------
  Net increase in net assets from
    fund share transactions                                                          $  4,635,746     $  5,670,963    $ 26,637,631
                                                                                     ------------     ------------    ------------
        Total increase in net assets                                                 $  2,579,081     $  4,278,884    $ 18,177,668
NET ASSETS:
  At beginning of period                                                               94,145,943      123,749,888     406,666,268
                                                                                     ------------     ------------    ------------
  At end of period                                                                   $ 96,725,024     $128,028,772    $424,843,936
                                                                                     ------------     ------------    ------------
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD                          $    (42,342)    $    132,185    $   (475,409)
                                                                                     ------------     ------------    ------------

SEE NOTES TO FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            FLORIDA        GEORGIA         MARYLAND   MASSACHUSETTS
YEAR ENDED MARCH 31, 2002                                                      FUND           FUND             FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations -
  Net investment income                                                $  4,468,077   $  3,114,362     $  7,347,839    $ 11,626,735
  Net realized gain (loss) on investments                                  (229,785)       302,878          470,169        (313,959)
  Net unrealized loss on investments                                     (1,329,184)    (1,539,654)      (2,280,567)     (4,277,379)
                                                                       ------------   ------------     ------------    ------------
    Increase in net assets from operations                             $  2,909,108   $  1,877,586     $  5,537,441    $  7,035,397
                                                                       ------------   ------------     ------------    ------------

Distributions declared to shareholders -
  From net investment income (Class A)                                 $ (3,464,879)  $ (2,443,414)    $ (6,097,341)   $(10,250,769)
  From net investment income (Class B)                                     (994,038)      (670,948)      (1,253,376)     (1,375,966)
  In excess of net investment income (Class A)                               --            (49,249)         (47,876)       (134,492)
  In excess of net investment income (Class B)                               --            (13,523)          (9,841)        (18,053)
                                                                       ------------   ------------     ------------    ------------
        Total distributions declared to shareholders                   $ (4,458,917)  $ (3,177,134)    $ (7,408,434)   $(11,779,280)
                                                                       ------------   ------------     ------------    ------------

Fund share (principal) transactions -
  Net proceeds from sale of shares                                     $ 21,708,998   $ 11,993,970     $ 21,206,922    $ 36,403,427
  Net asset value of shares issued to shareholders in
    reinvestment of distributions                                         1,608,409      1,651,136        3,908,119       5,068,396
  Cost of shares reacquired                                             (20,284,424)   (11,746,638)     (17,127,108)    (35,302,221)
                                                                       ------------   ------------     ------------    ------------
  Net increase in net assets from
    fund share transactions                                            $  3,032,983   $  1,898,468     $  7,987,933    $  6,169,602
                                                                       ------------   ------------     ------------    ------------
        Total increase in net assets                                   $  1,483,174   $    598,920     $  6,116,940    $  1,425,719
NET ASSETS:
  At beginning of period                                                 90,627,319     69,611,346      154,175,029     246,329,879
                                                                       ------------   ------------     ------------    ------------
  At end of period                                                     $ 92,110,493   $ 70,210,266     $160,291,969    $247,755,598
                                                                       ------------   ------------     ------------    ------------
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD            $     66,763    $   (93,303)    $    (94,658)   $   (444,355)
                                                                       ------------   ------------     ------------    ------------

SEE NOTES TO FINANCIAL STATEMENTS.

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------------
                                                           ALABAMA FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                                     SEPTEMBER 30, 2002     -----------------------------------------------------
                                                             (UNAUDITED)       2002       2001       2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------------
                                                                CLASS A
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - beginning of period                           $ 10.31     $ 10.53    $ 10.00    $ 10.76     $ 10.80     $ 10.48
                                                                -------     -------    -------    -------     -------     -------
Income from investment operations#Sections -
  Net investment incomeSection                                  $  0.24     $  0.51    $  0.54    $  0.54     $  0.54     $  0.55
  Net realized and unrealized gain (loss) on
    investments                                                    0.68       (0.19)      0.53      (0.64)      (0.01)       0.45
                                                                -------     -------    -------    -------     -------     -------
    Total from investment operations                            $  0.92     $  0.32    $  1.07    $ (0.10)    $  0.53     $  1.00
                                                                -------     -------    -------    -------     -------     -------
Less distributions declared to shareholders -
  From net investment income                                    $ (0.25)    $ (0.54)   $ (0.54)   $ (0.54)    $ (0.54)    $ (0.55)
  From net realized gain on investments                            --          --         --        (0.12)      (0.03)      (0.13)
  In excess of net investment income                               --         (0.00)+++   --         --          --          --
  In excess of net realized gain on investments                    --          --         --        (0.00)+++    --          --
                                                                -------     -------    -------    -------     -------     -------
    Total distributions declared to shareholders                $ (0.25)    $ (0.54)   $ (0.54)   $ (0.66)    $ (0.57)    $ (0.68)
                                                                -------     -------    -------    -------     -------     -------
Net asset value - end of period                                 $ 10.98     $ 10.31    $ 10.53    $ 10.00     $ 10.76     $ 10.80
                                                                -------     -------    -------    -------     -------     -------
Total return=/=                                                    9.05%++     3.05%     11.00%     (0.82)%      5.03%       9.72%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASection:
  Expenses##                                                       0.94%+      0.88%      0.86%      0.89%       0.95%       1.04%
  Net investment incomeSections                                    4.48%+      4.87%      5.25%      5.28%       5.04%       5.12%
PORTFOLIO TURNOVER                                                   14%         20%        17%        44%         23%         21%
NET ASSETS AT END OF PERIOD (000 OMITTED)                       $85,738     $83,146    $81,615    $72,736     $73,851     $75,538

 Sections The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                             $  0.23     $  0.49    $  0.52    $  0.52     $  0.53     $  0.54
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                                 1.14%+      1.08%      1.06%      1.07%       1.07%       1.11%
        Net investment income**                                    4.28%+      4.67%      5.05%      5.10%       4.92%       5.05%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share amounts, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation

      +  Annualized.

     ++  Not annualized.

    +++  Per share amount was less than $0.01.

      #  Per share data are based on average shares outstanding.

     ## Ratios do not reflect reductions from certain expense offset arrangements.

    =/= Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS.

------------------------------------------------------------------------------------------------------------------------------------
                                                           ALABAMA FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                                     SEPTEMBER 30, 2002       -----------------------------------------------------
                                                             (UNAUDITED)       2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                                CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - beginning of period                           $ 10.31     $ 10.53     $ 10.00     $ 10.76     $ 10.80      $10.48
                                                                -------     -------     -------     -------     -------      -------
Income from investment operations#Sections -
  Net investment income*                                        $  0.20     $  0.43     $  0.46     $  0.46     $  0.46      $ 0.47
  Net realized and unrealized gain (loss) on
    investments                                                    0.68       (0.19)       0.53       (0.64)      (0.01)       0.45
                                                                -------     -------     -------     -------     -------      -------
    Total from investment operations                            $  0.88     $  0.24     $  0.99     $ (0.18)    $  0.45      $ 0.92
                                                                -------     -------     -------     -------     -------      -------
Less distributions declared to shareholders -
  From net investment income                                    $ (0.21)    $ (0.46)    $ (0.46)    $ (0.46)    $ (0.46)     $(0.47)
  From net realized gain on investments                            --          --          --         (0.12)      (0.03)      (0.13)
  In excess of net investment income                               --         (0.00)+++    --          --          --          --
  In excess of net realized gain on investments                    --          --          --         (0.00)+++    --          --
                                                                -------     -------     -------     -------     -------      -------
    Total distributions declared to shareholders                $ (0.21)    $ (0.46)    $ (0.46)    $ (0.58)    $ (0.49)     $(0.60)
                                                                -------     -------     -------     -------     -------      -------
Net asset value - end of period                                 $ 10.98     $ 10.31     $ 10.53     $ 10.00     $ 10.76      $10.80
                                                                -------     -------     -------     -------     -------      -------
Total Return                                                       8.54%++     2.38%      10.17%      (1.56)%      4.25%       8.91%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASection:
  Expenses##                                                       1.69%+      1.63%       1.61%       1.64%       1.69%       1.79%
  Net investment incomeSections                                    3.73%+      4.09%       4.50%       4.53%       4.29%       4.36%
PORTFOLIO TURNOVER                                                   14%         20%         17%         44%         23%         21%
NET ASSETS AT END OF PERIOD (000 OMITTED)                       $16,546     $13,579     $12,531     $10,926     $11,452      $8,074

Sections The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                             $  0.19     $  0.41     $  0.46     $  0.44     $  0.45      $ 0.46
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                                 1.89%+      1.83%       1.81%       1.82%       1.81%       1.86%
        Net investment incomeSections                              3.53%+      3.89%       4.30%       4.35%       4.17%       4.29%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share amounts, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation

       +  Annualized.

      ++  Not annualized.

     +++  Per share amount was less than $0.01.

       #  Per share data are based on average shares outstanding.

      ## Ratios do not reflect expense reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------------------------------------------------------
                                                         ARKANSAS FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                                    SEPTEMBER 30, 2002     -----------------------------------------------------
                                                            (UNAUDITED)        2002       2001       2000       1999        1998
--------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS A
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR):
Net asset value - beginning of year                           $   9.97     $  10.08   $   9.61   $  10.14   $  10.18    $   9.72
                                                              --------     --------   --------   --------   --------    --------
Income from investment operations#Sections -
  Net investment incomeSection                                $   0.24     $   0.51   $   0.51   $   0.50   $   0.50    $   0.50
  Net realized and unrealized gain (loss) on
    investments                                                   0.60        (0.11)      0.47      (0.53)     (0.04)       0.46
                                                              --------     --------   --------   --------   --------    --------
    Total from investment operations                          $   0.84     $   0.40   $   0.98   $  (0.03)  $   0.46    $   0.96
                                                              --------     --------   --------   --------   --------    --------
Less distributions declared to shareholders -
  From net investment income                                  $  (0.26)    $  (0.51)  $  (0.51)  $  (0.50)  $  (0.50)   $  (0.50)
  In excess of net realized gain on investments                   --           --         --         --         --         (0.00)+++
                                                              --------     --------   --------   --------   --------    --------
    Total distributions declared to shareholders              $  (0.26)    $  (0.51)  $  (0.51)  $  (0.50)  $  (0.50)   $  (0.50)
                                                              --------     --------   --------   --------   --------    --------
Net asset value - end of year                                 $  10.55     $   9.97   $  10.08   $   9.61   $  10.14    $  10.18
                                                              --------     --------   --------   --------   --------    --------
Total return=/=                                                   8.49%++      4.06%     10.45%     (0.24)%     4.60%      10.06%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASection:
  Expenses##                                                      0.76%+       0.72%      0.70%      0.72%      0.77%       0.85%
  Net investment incomeSections                                   4.69%+       5.05%      5.25%      5.14%      4.92%       4.97%
PORTFOLIO TURNOVER                                                   7%          15%        12%        28%        12%         15%
NET ASSETS AT END OF YEAR (000 OMITTED)                       $130,744     $119,328   $113,928   $107,111   $124,644    $134,072

 Section The investment adviser voluntarily waived a portion of its fees for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                           $   0.23     $   0.49   $   0.49   $   0.48   $   0.49    $   0.49
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                                0.96%+       0.92%      0.90%      0.90%      0.89%       0.92%
        Net investment incomeSections                             4.49%+       4.85%      5.05%      4.96%      4.80%       4.90%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share amounts, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

     =/= Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

      +   Annualized.

      ++  Not annualized.

     +++  Per share amount was less than $0.01.

       #  Per share data are based on average shares outstanding.

      ## Ratios do not reflect expense reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------------------------------------------
                                                        ARKANSAS FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                                   SEPTEMBER 30, 2002         -------------------------------------------------
                                                           (UNAUDITED)        2002       2001       2000        1999        1998
--------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS B
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR):
Net asset value - beginning of year                           $  9.98       $10.09     $ 9.62     $10.14     $ 10.18      $ 9.72
                                                              -------       ------     ------     ------     -------      ------
Income from investment operations#Sections -
  Net investment incomeSection                                $  0.20       $ 0.43     $ 0.44     $ 0.42     $  0.43      $ 0.42
  Net realized and unrealized gain (loss) on
    investments                                                  0.60        (0.11)      0.46      (0.53)      (0.04)       0.46
                                                              -------       ------     ------     ------     -------      ------
    Total from investment operations                          $  0.80       $ 0.32     $ 0.90     $(0.11)    $  0.39      $ 0.88
                                                              -------       ------     ------     ------     -------      ------
Less distributions declared to shareholders -
  From net investment income                                  $ (0.22)      $(0.43)    $(0.43)    $(0.41)    $ (0.43)     $(0.42)
  In excess of net realized gain on investments                  --           --         --         --          --         (0.00)+++
                                                              -------       ------     ------     ------     -------      ------
    Total distributions declared to shareholders              $ (0.22)      $(0.43)    $(0.43)    $(0.41)    $ (0.43)     $(0.42)
                                                              -------       ------     ------     ------     -------      ------
Net asset value - end of year                                 $ 10.56       $ 9.98     $10.09     $ 9.62     $ 10.14      $10.18
                                                              -------       ------     ------     ------     -------      ------
Total return                                                     8.05%++      3.24%      9.59%     (1.02)%      3.91%       9.18%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA*:
  Expenses##                                                     1.56%+       1.50%      1.47%      1.62%       1.43%       1.65%
  Net investment incomeSections                                  3.88%+       4.26%      4.49%      4.33%       4.26%       4.15%
PORTFOLIO TURNOVER                                                  7%          15%        12%        28%         12%         15%
NET ASSETS AT END OF YEAR (000 OMITTED)                       $10,692       $8,700     $9,822     $9,227     $10,609      $7,370

Sections The investment adviser voluntarily waived a portion of its fees for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                           $  0.19       $ 0.41     $ 0.42     $ 0.40     $  0.42      $ 0.41
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                               1.76%+       1.70%      1.67%      1.80%       1.55%       1.72%
        Net investment incomeSections                            3.68%+       4.06%      4.29%      4.15%       4.14%       4.08%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share amounts, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

       +  Annualized.

      ++  Not annualized.

     +++  Per share amount was less than $0.01.

       #  Per share data are based on average shares outstanding.

      ## Ratios do not reflect expense reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

------------------------------------------------------------------------------------------------------------------------------------
                                                   CALIFORNIA FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                                SEPTEMBER 30, 2002      ------------------------------------------------------------
                                                        (UNAUDITED)         2002        2001        2000        1999       1998
------------------------------------------------------------------------------------------------------------------------------------
                                                           CLASS A
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - beginning of period                     $   5.70      $   5.81    $   5.52    $   5.89    $   5.80      $   5.47
                                                          --------      --------    --------    --------    --------      --------
Income from investment operations#Sections -
  Net investment incomeSection                            $   0.14      $   0.28    $   0.28    $   0.29    $   0.29      $   0.29
  Net realized and unrealized gain (loss) on
    investments and foreign currency                          0.40         (0.10)       0.30       (0.38)       0.09          0.33
                                                          --------      --------    --------    --------    --------      --------
    Total from investment operations                      $   0.54      $   0.18    $   0.58    $  (0.09)   $   0.38      $   0.62
                                                          --------      --------    --------    --------    --------      --------
Less distributions declared to shareholders -
  From net investment income                              $  (0.14)     $  (0.28)   $  (0.29)   $  (0.28)   $  (0.29)     $  (0.29)
  In excess of net investment income                          --           (0.01)       --          --         (0.00)+++      --
                                                          --------      --------    --------    --------    --------      --------
    Total distributions declared to shareholders          $  (0.14)     $  (0.29)   $  (0.29)   $  (0.28)   $  (0.29)     $  (0.29)
                                                          --------      --------    --------    --------    --------      --------
Net asset value - end of period                           $   6.10      $   5.70    $   5.81    $   5.52    $   5.89      $   5.80
                                                          --------      --------    --------    --------    --------      --------
Total return=/=                                               9.67%++       3.11%      10.78%      (1.41)%      6.59%        11.51%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA*:
  Expenses##                                                  0.68%+        0.67%       0.62%       0.51%       0.60%         0.64%
  Net investment incomeSections                               4.78%+        4.87%       5.08%       5.21%       4.82%         5.07%
PORTFOLIO TURNOVER                                              10%           12%         21%         40%         26%           49%
NET ASSETS AT END OF PERIOD (000 OMITTED)                 $338,837      $305,699    $293,137    $196,828    $226,903      $222,421

     * The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If the fee had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                       $   0.13      $   0.27    $   0.27    $   0.27    $   0.27      $   0.28
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                            0.88%+        0.87%       0.87%       0.86%       0.77%         0.79%
        Net investment incomeSections                         4.58%+        4.67%       4.83%       4.86%       4.65%         4.92%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share amounts, ratios, and supplemental data for periods

       +  Annualized.

      ++  Not annualized.

     +++  Per share amount was less than $0.01.

       #  Per share data are based on average shares outstanding.

      ## Ratios do not reflect expense reductions from [directed brokerage and] certain expense offset arrangements.

     =/= Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------
                                                   CALIFORNIA FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                                SEPTEMBER 30, 2002      ----------------------------------------------------------
                                                        (UNAUDITED)        2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------------------------------------------
                                                           CLASS B
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - beginning of period                      $  5.70      $  5.81     $  5.52     $  5.89     $  5.80        $  5.47
                                                           -------      -------     -------     -------     -------        -------
Income from investment operations#Sections -
  Net investment incomeSection                             $  0.12      $  0.24     $  0.24     $  0.25     $  0.24        $  0.24
  Net realized and unrealized gain (loss) on
    investments and foreign currency                          0.40        (0.11)       0.30       (0.38)       0.09           0.33
                                                           -------      -------     -------     -------     -------        -------
    Total from investment operations                       $  0.52      $  0.13     $  0.54     $ (0.13)    $  0.33        $  0.57
                                                           -------      -------     -------     -------     -------        -------
Less distributions declared to shareholders -
  From net investment income                               $ (0.12)     $ (0.23)    $ (0.25)    $ (0.24)    $ (0.24)       $ (0.24)
  In excess of net investment income                          --          (0.01)       --          --         (0.00)+++       --
                                                           -------      -------     -------     -------     -------        -------
    Total distributions declared to shareholders           $ (0.12)     $ (0.24)    $ (0.25)    $ (0.24)    $ (0.24)       $ (0.24)
                                                           -------      -------     -------     -------     -------        -------
Net asset value - end of period                            $  6.10      $  5.70     $  5.81     $  5.52     $  5.89        $  5.80
                                                           -------      -------     -------     -------     -------        -------
Total return                                                  9.24%++      2.30%       9.93%      (2.21)%      5.74%         10.62%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASection:
  Expenses##                                                  1.48%+       1.45%       1.39%       1.31%       1.39%          1.44%
  Net investment incomeSections                               3.98%+       4.09%       4.31%       4.38%       4.02%          4.26%
PORTFOLIO TURNOVER                                              10%          12%         21%         40%         26%            49%
NET ASSETS AT END OF PERIOD (000 OMITTED)                  $97,903      $84,123     $80,473     $60,367     $61,458        $43,790

Section The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If the fee had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                        $  0.11      $  0.23     $  0.23     $  0.23     $  0.22        $  0.23
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                            1.68%+       1.65%       1.64%       1.66%       1.56%          1.59%
        Net investment incomeSections                         3.78%+       3.89%       4.06%       4.03%       3.85%          4.11%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share amounts, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

       +  Annualized.

      ++  Not annualized.

     +++  Per share amount was less than $0.01.

      #   Per share data are based on average shares outstanding.

      ## Ratios do not reflect expense reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------
                                                      CALIFORNIA FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                          YEAR ENDED MARCH 31,
                                                   SEPTEMBER 30, 2002      -------------------------------------------------------
                                                           (UNAUDITED)        2002         2001        2000        1999       1998
----------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS C
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - beginning of period                         $  5.72      $  5.83      $  5.53     $  5.90     $  5.81     $ 5.48
                                                              -------      -------      -------     -------     -------     ------
Income from investment operations#Sections -
  Net investment incomeSection                                $  0.11      $  0.23      $  0.23     $  0.24     $  0.23     $ 0.23
  Net realized and unrealized gain (loss) on
    investments and foreign currency                             0.41        (0.10)        0.31       (0.38)       0.09       0.33
                                                              -------      -------      -------     -------     -------     ------
    Total from investment operations                          $  0.52      $  0.13      $  0.54     $ (0.14)    $  0.32     $ 0.56
                                                              -------      -------      -------     -------     -------     ------
Less distributions declared to shareholders -
  From net investment income                                  $ (0.12)     $ (0.23)     $ (0.24)    $ (0.23)    $ (0.23)    $(0.23)
  In excess of net investment income                             --          (0.01)        --          --         (0.00)+++   --
                                                              -------      -------      -------     -------     -------     ------
    Total distributions declared to shareholders              $ (0.12)     $ (0.24)     $ (0.24)    $ (0.23)    $ (0.23)    $(0.23)
                                                              -------      -------      -------     -------     -------     ------
Net asset value - end of period                               $   6.12       $ 5.72     $  5.83     $  5.53     $  5.90     $ 5.81
                                                              -------      -------      -------     -------     -------     ------
Total return                                                     9.15%++      2.17%        9.96%      (2.29)%      5.54%     10.39%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASection:
  Expenses##                                                     1.59%+       1.57%        1.52%       1.41%       1.56%      1.64%
  Net investment incomeSections                                  3.87%+       3.97%        4.21%       4.32%       3.84%      4.08%
PORTFOLIO TURNOVER                                                 10%          12%          21%         40%         26%        49%
NET ASSETS AT END OF PERIOD (000 OMITTED)                     $44,628      $35,022      $33,056     $10,482     $10,178     $4,396

Section The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If the fee had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                           $  0.11      $  0.22      $  0.22     $  0.22     $  0.21     $ 0.22
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                               1.79%+       1.77%        1.77%       1.76%       1.74%      1.79%
        Net investment incomeSections                            3.67%+       3.77%        3.96%       3.97%       3.66%      3.93%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share amounts, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

  +  Annualized.

 ++  Not annualized.

+++  Per share amount was less than $0.01.

  #  Per share data are based on average shares outstanding.

 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

------------------------------------------------------------------------------------------------------------------------------------
                                                           FLORIDA FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                   YEAR ENDED MARCH 31,
                                                     SEPTEMBER 30, 2002      -------------------------------------------------------
                                                             (UNAUDITED)        2002        2001        2000        1999       1998
------------------------------------------------------------------------------------------------------------------------------------
                                                                CLASS A
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - beginning of period                           $  9.78      $  9.95     $  9.47     $ 10.12     $ 10.10    $  9.64
                                                                -------      -------     -------     -------     -------    -------
Income from investment operations#Sections -
  Net investment incomeSection                                  $  0.25      $  0.50     $  0.50     $  0.50     $  0.50    $  0.50
  Net realized and unrealized gain (loss) on
    investments and foreign currency                               0.59        (0.16)       0.49       (0.65)       0.02       0.46
                                                                -------      -------     -------     -------     -------    -------
    Total from investment operations                            $  0.84      $  0.34     $  0.99     $ (0.15)    $  0.52    $  0.96
                                                                -------      -------     -------     -------     -------    -------
Less distributions declared to shareholders -
  From net investment income                                    $ (0.25)     $ (0.51)    $ (0.51)    $ (0.50)    $ (0.50)   $ (0.50)
                                                                -------      -------     -------     -------     -------    -------
Net asset value - end of period                                 $ 10.37      $  9.78     $  9.95     $  9.47     $ 10.12    $ 10.10
                                                                -------      -------     -------     -------     -------    -------
Total return=/=                                                    8.62%++      3.41%      10.72%      (1.38)%      5.25%     10.16%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASection:
  Expenses##                                                       0.69%+       0.63%       0.63%       0.66%       0.69%      0.78%
  Net investment incomeSections                                    4.91%+       5.09%       5.23%       5.21%       4.96%      5.03%
PORTFOLIO TURNOVER                                                   14%          16%         18%         52%         23%        14%
NET ASSETS AT END OF PERIOD (000 OMITTED)                       $78,085      $69,959     $66,807     $64,107     $77,628    $77,711

 Section The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If the fee had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                             $  0.24      $  0.48     $  0.48     $  0.48     $  0.49    $  0.49
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                                 0.89%+       0.83%       0.83%       0.84%       0.81%      0.85%
        Net investment incomeSections                              4.71%+       4.89%       5.03%       5.03%       4.84%      4.96%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share amounts, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

     +    Annualized.

     ++   Not annualized.

     #    Per share data are based on average shares outstanding.

     ## Ratios do not reflect expense reductions from certain expense offset arrangements.

     =/= Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------------------------------------------------
                                                        FLORIDA FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                                  SEPTEMBER 30, 2002      -------------------------------------------------------
                                                          (UNAUDITED)        2002        2001        2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------------
                                                             CLASS B
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - beginning of period                        $  9.78      $  9.95     $  9.47     $ 10.11     $ 10.09     $  9.64
                                                             -------      -------     -------     -------     -------     -------
Income from investment operations#Sections -
  Net investment incomeSection                               $  0.21      $  0.43     $  0.42     $  0.43     $  0.42     $  0.42
  Net realized and unrealized gain (loss) on
    investments and foreign currency                            0.59        (0.17)       0.49       (0.64)       0.02        0.45
                                                             -------      -------     -------     -------     -------     -------
    Total from investment operations                         $  0.80      $  0.26     $  0.91     $ (0.21)    $  0.44     $  0.87
                                                             -------      -------     -------     -------     -------     -------
Less distributions declared to shareholders -
  From net investment income                                 $ (0.21)     $ (0.43)    $ (0.43)    $ (0.43)    $ (0.42)    $ (0.42)
                                                             -------      -------     -------     -------     -------     -------
Net asset value - end of period                              $ 10.37      $  9.78     $  9.95     $  9.47     $ 10.11     $ 10.09
                                                             -------      -------     -------     -------     -------     -------
Total return                                                    8.30%++      2.58%       9.84%      (2.07)%      4.42%       9.18%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASection:
  Expenses##                                                    1.49%+       1.43%       1.43%       1.45%       1.49%       1.58%
  Net investment incomeSections                                 4.11%+       4.29%       4.43%       4.42%       4.16%       4.22%
PORTFOLIO TURNOVER                                                14%          16%         18%         52%         23%         14%
NET ASSETS AT END OF PERIOD (000 OMITTED)                    $25,163      $22,151     $23,820     $19,999     $20,813     $16,719

 Section The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If the fee had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                          $  0.20      $  0.41     $  0.41     $  0.41     $  0.41     $  0.41
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                              1.69%+       1.63%       1.63%       1.63%       1.61%       1.65%
        Net investment incomeSections                           3.91%+       4.09%       4.23%       4.24%       4.04%       4.15%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share amounts, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

       +  Annualized.

      ++  Not annualized.

       #  Per share data are based on average shares outstanding.

      ## Ratios do not reflect expense reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------
                                                         GEORGIA FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                                   SEPTEMBER 30, 2002      -------------------------------------------------------
                                                           (UNAUDITED)        2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS A
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - beginning of period                         $ 10.63      $ 10.82     $ 10.26     $ 10.93     $ 10.95     $ 10.38
                                                              -------      -------     -------     -------     -------     -------
Income from investment operations#Sections -
  Net investment incomeSection                                $  0.24      $  0.50     $  0.52     $  0.52     $  0.55     $  0.56
  Net realized and unrealized gain (loss) on
    investments                                                  0.75        (0.17)       0.56       (0.67)      (0.02)       0.56
                                                              -------      -------     -------     -------     -------     -------
    Total from investment operations                          $  0.99      $  0.33     $  1.08     $ (0.15)    $  0.53     $  1.12
                                                              -------      -------     -------     -------     -------     -------
Less distributions declared to shareholders -
  From net investment income                                  $ (0.26)     $ (0.51)    $ (0.52)    $ (0.52)    $ (0.55)    $  (0.55)
  In excess of net investment income                             --          (0.01)       --          --         (0.00)+++     --
                                                              -------      -------     -------     -------     -------     -------
    Total distributions declared to shareholders              $ (0.26)     $ (0.52)    $ (0.52)    $ (0.52)    $ (0.55)    $ (0.55)
                                                              -------      -------     -------     -------     -------     -------
Net asset value - end of period                               $ 11.36      $ 10.63     $ 10.82     $ 10.26     $ 10.93     $ 10.95
                                                              -------      -------     -------     -------     -------     -------
Total return=/=                                                  9.37%++      3.03%      10.80%      (1.32)%      4.09%      11.02%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASection:
  Expenses##                                                     0.98%+       0.93%       0.90%       0.93%       0.97%       1.03%
  Net investment incomeSections                                  4.44%+       4.67%       4.95%       4.98%       4.97%       5.14%
PORTFOLIO TURNOVER                                                 12%          19%         24%         39%         35%         18%
NET ASSETS AT END OF PERIOD (000 OMITTED)                     $59,003      $54,179     $52,236     $48,054     $56,886     $59,546

 Section The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                           $  0.23      $  0.48     $  0.50     $  0.50     $  0.54     $  0.55
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                               1.18%+       1.13%       1.10%       1.11%       1.09%       1.13%
        Net investment incomeSections                            4.24%+       4.47%       4.75%       4.80%       4.85%       5.04%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to to less than $0.00 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share amounts, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

       +  Annualized.

      ++  Not Annualized.

     +++  Per share amount was less than $0.01.

       #  Per share data are based on average shares outstanding.

      ## Ratios do not reflect reductions from certain expense offset arrangements.

     =/= Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------
                                                         GEORGIA FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                                   SEPTEMBER 30, 2002      -------------------------------------------------------
                                                           (UNAUDITED)        2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS B
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - beginning of period                         $ 10.64      $ 10.83     $ 10.27     $ 10.93     $ 10.95     $ 10.38
                                                              -------      -------     -------     -------     -------     -------
Income from investment operations#Sections -
  Net investment incomeSection                                $  0.20      $  0.42     $  0.45     $  0.44     $  0.47     $  0.48
  Net realized and unrealized gain (loss) on
    investments                                                  0.74        (0.18)       0.55       (0.66)      (0.02)       0.56
                                                              -------      -------     -------     -------     -------     -------
Total from investment operations                              $  0.94      $  0.24     $  1.00     $ (0.22)    $  0.45     $  1.04
                                                              -------      -------     -------     -------     -------     -------
Less distributions declared to shareholders -
  From net investment income                                  $ (0.21)     $ (0.42)    $ (0.44)    $ (0.44)    $ (0.47)    $ (0.47)
  In excess of net investment income                             --          (0.01)       --          --         (0.00)+++    --
                                                              -------      -------     -------     -------     -------     -------
    Total distributions declared to shareholders              $ (0.21)     $ (0.43)    $ (0.44)    $ (0.44)    $ (0.47)    $ (0.47)
                                                              -------      -------     -------     -------     -------     -------
Net asset value - end of period                               $ 11.37      $ 10.64     $ 10.83     $ 10.27     $ 10.93     $ 10.95
                                                              -------      -------     -------     -------     -------     -------
Total return                                                     8.95%++      2.26%       9.97%      (2.06)%      4.22%      10.19%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASection:
  Expenses##                                                     1.73%+       1.68%       1.65%       1.68%       1.72%       1.77%
  Net investment incomeSections                                  3.69%+       3.91%       4.25%       4.24%       4.22%       4.39%
PORTFOLIO TURNOVER                                                 12%          19%         24%         39%         35%         18%
NET ASSETS AT END OF PERIOD (000 OMITTED)                     $17,084      $16,031     $17,376     $14,777     $14,591     $10,871

 Section The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                           $  0.19      $  0.40     $  0.43     $  0.42     $  0.45     $  0.47
      RATIOS (TO AVERAGE NET ASSETS)
        Expenses##                                               1.93%+       1.88%       1.85%       1.86%       1.84%       1.87%
        Net investment incomeSections                            3.49%+       3.71%       4.05%       4.06%       4.10%       4.29%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.00 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share amounts, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

       +  Annualized.

      ++  Not Annualized.

     +++  Per share amount was less than $0.01.

       #  Per share data are based on average shares outstanding.

      ## Ratios do not reflect reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------
                                                        MARYLAND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                                   SEPTEMBER 30, 2002     --------------------------------------------------------
                                                           (UNAUDITED)        2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS A
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - beginning of period                        $  11.21     $  11.35    $  10.81    $  11.49    $  11.47    $  10.89
                                                             --------     --------    --------    --------    --------    --------
Income from investment operations#Sections -
  Net investment incomeSection                               $   0.26     $   0.54    $   0.54    $   0.53    $   0.54    $   0.54
  Net realized and unrealized gain (loss) on
    investments                                                  0.65        (0.14)       0.54       (0.68)       0.02        0.59
                                                             --------     --------    --------    --------    --------    --------
    Total from investment operations                         $   0.91     $   0.40    $   1.08    $  (0.15)   $   0.56    $   1.13
                                                             --------     --------    --------    --------    --------    --------
Less distributions declared to shareholders -
  From net investment income                                 $  (0.27)    $  (0.54)   $  (0.54)   $  (0.53)   $  (0.54)   $  (0.54)
  In excess of net investment income                             --           --          --          --          --         (0.01)
                                                             --------     --------    --------    --------    --------    --------
    Total distributions declared to shareholders             $  (0.27)    $  (0.54)   $  (0.54)   $  (0.53)   $  (0.54)   $  (0.55)
                                                             --------     --------    --------    --------    --------    --------
Net asset value - end of period                              $  11.85     $  11.21    $  11.35    $  10.81    $  11.49    $  11.47
                                                             --------     --------    --------    --------    --------    --------
Total return=/=                                                  8.21%++      3.59%      10.26%      (1.27)%      4.94%      10.57%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA*:
  Expenses##                                                     1.00%+       0.95%       0.95%       0.96%       1.03%       1.09%
  Net investment incomeSections                                  4.53%+       4.73%       4.96%       4.85%       4.67%       4.79%
PORTFOLIO TURNOVER                                                  7%           8%         14%         24%         14%         21%
NET ASSETS AT END OF PERIOD (000 OMITTED)                    $138,070     $128,750    $125,316    $114,957    $131,261    $126,018

 Section The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                          $   0.25     $   0.52    $   0.52    $   0.51    $   0.53    $   0.53
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                               1.20%+       1.15%       1.15%       1.14%       1.15%       1.19%
        Net investment incomeSections                            4.33%+       4.53%       4.76%       4.67%       4.55%       4.69%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share amounts, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

       +  Annualized.

      ++  Not annualized.

       #  Per share data are based on average shares outstanding.

      ## Ratios do not reflect expense reductions from certain expense offset arrangements.

     =/= Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------
                                                        MARYLAND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                                   SEPTEMBER 30, 2002      -------------------------------------------------------
                                                           (UNAUDITED)        2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS B
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - beginning of period                         $ 11.20      $ 11.34     $ 10.81     $ 11.48     $ 11.47     $ 10.88
                                                              -------      -------     -------     -------     -------     -------
Income from investment operations#Sections -
  Net investment incomeSection                                $  0.22      $  0.46     $  0.47     $  0.46     $  0.45     $  0.47
  Net realized and unrealized gain (loss) on
    investments                                                  0.65        (0.13)       0.53       (0.67)       0.02        0.60
                                                              -------      -------     -------     -------     -------     -------
      Total from investment operations                        $  0.87      $  0.33     $  1.00     $ (0.21)    $  0.47     $  1.07
                                                              -------      -------     -------     -------     -------     -------
Less distributions declared to shareholders -
  From net investment income                                  $ (0.23)     $ (0.47)    $ (0.47)    $ (0.46)    $ (0.46)    $ (0.47)
  In excess of net investment income                             --           --          --          --          --         (0.01)
                                                              -------      -------     -------     -------     -------     -------
    Total distributions declared to shareholders              $ (0.23)     $ (0.47)    $ (0.47)    $ (0.46)    $ (0.46)    $ (0.48)
                                                              -------      -------     -------     -------     -------     -------
Net asset value - end of period                               $ 11.84      $ 11.20     $ 11.34     $ 10.81     $ 11.48     $ 11.47
                                                              -------      -------     -------     -------     -------     -------
Total return                                                     7.87%++      2.92%       9.46%      (1.82)%      4.18%       9.96%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASection:
  Expenses##                                                     1.65%+       1.60%       1.60%       1.61%       1.68%       1.74%
  Net investment incomeSections                                  3.88%+       4.08%       4.30%       4.21%       4.01%       4.12%
PORTFOLIO TURNOVER                                                  7%           8%         14%         24%         14%         21%
NET ASSETS AT END OF PERIOD (000 OMITTED)                     $33,755      $31,542     $28,859     $26,845     $28,902     $21,622

 Section The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment income**                                 $  0.21      $  0.44     $  0.47     $  0.44     $  0.45     $  0.46
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                               1.85%+       1.80%       1.80%       1.79%       1.80%       1.84%
        Net investment income**                                  3.68%+       3.88%       4.10%       4.03%       3.89%       4.02%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share amounts, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

       +  Annualized.

      ++  Not annualized.

      #   Per share data are based on average shares outstanding.

      ## Ratios do not reflect expense reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------------------------------------------------------
                                                 MASSACHUSETTS FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                                 SEPTEMBER 30, 2002     --------------------------------------------------------
                                                         (UNAUDITED)        2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------------------------
                                                            CLASS A
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - beginning of period                      $  10.90     $  11.11    $  10.60    $  11.35    $  11.34    $  10.86
                                                           --------     --------    --------    --------    --------    --------
Income from investment operations#Sections -
  Net investment incomeSection                              $  0.26      $   0.53    $   0.55    $   0.57    $   0.58    $  0.58
  Net realized and unrealized gain (loss) on
    investments                                                0.75        (0.21)       0.52       (0.76)      (0.01)       0.48
                                                           --------     --------    --------    --------    --------    --------
    Total from investment operations                       $   1.01     $   0.32    $   1.07    $  (0.19)   $   0.57    $   1.06
                                                           --------     --------    --------    --------    --------    --------
Less distributions declared to shareholders -
  From net investment income                               $  (0.26)    $  (0.52)   $  (0.56)   $  (0.56)   $  (0.56)   $  (0.58)
  In excess of net investment income                           --          (0.01)       --          --          --         (0.00)+++
                                                           --------     --------    --------    --------    --------    --------
    Total distributions declared to shareholders           $  (0.26)    $  (0.53)   $  (0.56)   $  (0.56)   $  (0.56)   $  (0.58)
                                                           --------     --------    --------    --------    --------    --------
Net asset value - end of period                             $ 11.65++   $  10.90    $  11.11    $  10.60    $  11.35    $  11.34

Total return=/=                                                9.50%        2.93%      10.44%      (1.57)%      5.11%       9.99%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASection:
  Expenses##                                                   0.96%+       0.92%       0.92%       0.92%       1.00%       1.06%
  Net investment incomeSections                                4.57%+       4.73%       5.10%       5.29%       5.08%       5.18%
PORTFOLIO TURNOVER                                                9%          13%         22%         35%         28%         24%
NET ASSETS AT END OF PERIOD (000 OMITTED)                  $236,235     $210,269    $216,272    $207,228    $239,980    $237,861

 Section The investment adviser voluntarily waived a portion of its fee for the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment income**                              $   0.25     $   0.51    $   0.53    $   0.55    $   0.57    $   0.57
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                             1.16%+       1.12%       1.12%       1.10%       1.12%       1.16%
        Net investment income**                                4.37%+       4.53%       4.90%       5.11%       4.96%       5.08%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share amounts, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

       +  Annualized.

      ++  Not Annualized.

     +++  Per share amount was less than $0.01.

       #  Per share data are based on average shares outstanding.

      ## Ratios do not reflect expense reductions from certain expense offset arrangements.

     =/= Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------------------------------------------------------
                                                 MASSACHUSETTS FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                                 SEPTEMBER 30, 2002      -------------------------------------------------------
                                                         (UNAUDITED)        2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------------------------
                                                            CLASS B
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - beginning of period                       $ 10.92      $ 11.12     $ 10.60     $ 11.35     $ 11.35     $ 10.87
                                                            -------      -------     -------     -------     -------     -------
Income from investment operations#Sections -
  Net investment incomeSection                              $  0.22      $  0.46     $  0.48     $  0.50     $  0.50     $  0.51
  Net realized and unrealized gain (loss) on
    investments                                                0.76        (0.20)       0.53       (0.76)      (0.01)       0.48
                                                            -------      -------     -------     -------     -------     -------
    Total from investment operations                        $  0.98      $  0.26     $  1.01     $ (0.26)    $  0.49     $  0.99
                                                            -------      -------     -------     -------     -------     -------
Less distributions declared to shareholders -
  From net investment income                                $ (0.23)     $ (0.45)    $ (0.49)    $ (0.49)    $ (0.49)    $ (0.51)
  In excess of net investment income                           --          (0.01)       --          --          --         (0.00)+++
                                                            -------      -------     -------     -------     -------     -------
    Total distributions declared to shareholders            $ (0.23)     $ (0.46)    $ (0.49)    $ (0.49)    $ (0.49)    $ (0.51)
                                                            -------      -------     -------     -------     -------     -------
Net asset value - end of period                             $ 11.67      $ 10.92     $ 11.12     $ 10.60     $ 11.35     $ 11.35
                                                            -------      -------     -------     -------     -------     -------
Total return                                                   9.03%++      2.35%       9.82%      (2.30)%      4.43%       9.25%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASection:
  Expenses ##                                                  1.61%+       1.57%       1.57%       1.57%       1.64%       1.71%
  Net investment incomeSections                                3.92%+       4.13%       4.45%       4.64%       4.43%       4.52%
PORTFOLIO TURNOVER                                                9%          13%         22%         35%         28%         24%
NET ASSETS AT END OF PERIOD (000 OMITTED)                   $45,351      $37,487     $30,057     $25,743     $25,616     $18,750

 Section The investment adviser voluntarily waived a portion of its fee for the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                         $  0.21      $  0.44     $  0.46     $  0.48     $  0.49     $  0.50
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                             1.81%+       1.77%       1.77%       1.75%       1.76%       1.81%
        Net investment incomeSections                          3.72%+       3.93%       4.25%       4.46%       4.31%       4.42%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share amounts, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

       +  Annualized.

      ++  Not Annualized.

     +++  Per share amount was less than $0.01.

       #  Per share data are based on average shares outstanding.

      ## Ratios do not reflect expense reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) BUSINESS AND ORGANIZATION

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a non-diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state.

INVESTMENT VALUATIONS -- Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

FUTURES CONTRACTS -- Each fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Each fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

INVESTMENT TRANSACTIONS AND INCOME -- Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY -- Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS -- The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by each fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions paid for the years ended March 31, 2002 and March 31, 2001 was as follows:

YEAR ENDED MARCH 31, 2002                            ALABAMA FUND        ARKANSAS FUND        CALIFORNIA FUND          FLORIDA FUND
-----------------------------------------------------------------------------------------------------------------------------------
Distribution declared from:
   Tax-exempt income                                  $ 4,758,547          $ 6,302,057            $19,837,666           $ 4,458,917

YEAR ENDED MARCH 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
Distribution declared from:
   Tax-exempt income                                  $ 4,518,655          $ 6,034,564            $13,568,650           $ 4,259,673

   Ordinary income                                             --              116,166                     --                    --
                                                      -----------------------------------------------------------------------------
   Total distributions declared                         4,518,655            6,150,730             13,568,650             4,259,673

YEAR ENDED MARCH 31, 2002                                                 GEORGIA FUND          MARYLAND FUND    MASSACHUSETTS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Distribution declared from:
   Tax-exempt income                                                       $ 3,177,134          $ 7,408,434             $11,779,280

YEAR ENDED MARCH 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
Distribution declared from:
   Tax-exempt income                                                       $ 3,077,455          $ 6,767,157             $12,189,275


As of March 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                   ALABAMA      ARKANSAS    CALIFORNIA       FLORIDA       GEORGIA      MARYLAND   MASSACHUSETTS
                                      FUND          FUND          FUND          FUND          FUND          FUND            FUND
--------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income    $      --    $       --    $       --   $     3,223     $      --    $       --      $       --
Undistributed tax-exempt
  income                           394,250       717,623     1,350,101       475,792       218,479       577,720         584,406
Undistributed long-term
  capital gain                      43,388            --            --            --            --            --              --
Capital loss carryforward               --    (6,184,660)   (2,905,040)   (5,933,050)     (869,915)   (3,339,194)     (2,406,209)
Unrealized gain                  2,704,207     6,907,869    12,352,854     3,098,789     2,750,425     7,428,982       8,667,332
Other tempory differences         (436,592)     (704,932)   (2,272,400)     (502,135)     (311,782)     (672,378)     (1,028,761)

At March 31, 2002, the following funds, for federal income tax purposes, had a capital loss carryforward which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

                       ALABAMA        ARKANSAS      CALIFORNIA         FLORIDA          GEORGIA        MARYLAND        MASSACHUSETTS
EXPIRATION DATE           FUND            FUND            FUND            FUND             FUND            FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 2003         $ --         $   --         $   862,104      $3,736,603         $  --         $   --               $   --
March 31, 2004           --          5,952,932         403,290           --             349,051       1,883,528            1,468,435
March 31, 2005           --            215,971         588,165       1,290,661            --          1,055,172              405,183
March 31, 2006           --             --              --             781,761            --             --                   --
March 31, 2007           --             --              --               --               --             --                  242,062
March 31, 2008           --             15,757                           --               --             --                   --
March 31, 2009           --             --           1,051,481           --             520,864         400,494               --
March 31, 2010           --             --              --             164,025            --             --                  290,529
                       -----        ----------      ----------      ----------         --------      ----------           ----------
   Total                $--         $6,184,660      $2,905,040      $5,973,050         $869,915      $3,339,194           $2,406,209
                       -----        ----------      ----------      ----------         --------      ----------           ----------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST -- Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER -- The Trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the period ended September 30, 2002, were 0.35% of average daily net assets on an annualized basis.

Each fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of each fund, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent

Trustee unfunded defined benefit plan for active Trustees. The pension expenses and one-time plan settlement expenses included in Trustees' compensation for inactive trustees for the six months ended September 30, 2002 were as follows:

                                           PENSION                SETTLEMENT
                                           EXPENSE                   EXPENSE
-------------------------------------------------------------------------------
Alabama Fund                                $  269                   $13,918
Arkansas Fund                               $  201                   $14,306
California Fund                             $  252                   $ 8,386
Florida Fund                                $  327                   $14,217
Georgia Fund                                $1,632                   $12,016
Maryland Fund                               $  332                   $14,467
Massachusetts Fund                          $  353                   $15,016

ADMINISTRATOR -- The trust has an administrative services agreement with MFS to provide each fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

                First $2 billion               0.0175%
                Next $2.5 billion              0.0130%
                Next $2.5 billion              0.0005%
                In excess of $7 billion        0.0000%

DISTRIBUTOR -- MFD, a wholly owned subsidiary of MFS, as distributor, received the following amounts as its portion of the sales charge on sales of Class A shares for the period ended September 30, 2002:

ALABAMA            ARKANSAS          CALIFORNIA             FLORIDA             GEORGIA            MARYLAND       MASSACHUSETTS
   FUND                FUND                FUND                FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
$19,365             $44,348             $44,445             $24,021             $15,426             $26,972             $34,205

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of each fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of each fund's average daily net assets attributable to Class A shares. For the period ended September 30, 2002, MFD retained the following service fees for accounts not attributable to a securities dealer:

ALABAMA            ARKANSAS          CALIFORNIA             FLORIDA             GEORGIA            MARYLAND       MASSACHUSETTS
   FUND                FUND                FUND                FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
$   894             $   656             $ 1,606                 $--             $   337               2,942             $28,763

During the six months ended September 30, 2002, fees incurred under the distribution plan as a percentage of each fund's average daily net assets attributable to Class A shares on an annualized basis were as follows:

ALABAMA            ARKANSAS          CALIFORNIA             FLORIDA             GEORGIA            MARYLAND      MASSACHUSETTS
   FUND                FUND                FUND                FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
   0.25%               0.10%               0.10%               0.00%               0.25%               0.35%              0.35%

Payments of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the trust may determine for the Alabama, Arkansas, California, Florida, and Georgia funds. Payment of the 0.25% per annum Class A service fee by the Florida Fund will commence on such date as the Trustees of the trust may determine. In the case of the Arkansas and California Funds, a portion of the service fee is currently being paid by each fund; payment of the remaining portion of the Class A service fee will become payable on such date as the Trustees of the trust may determine.

Each fund's distribution plan provides that the fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer. Class B service fees during the period ended September 30, 2002 were as follows:

ALABAMA            ARKANSAS          CALIFORNIA             FLORIDA             GEORGIA            MARYLAND       MASSACHUSETTS
   FUND                FUND                FUND                FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
    $34                 $27                $427                 $--                  $9                $437               $224

During the six months ended September 30, 2002, fees incurred under the distribution plan as a percentage of average daily net assets attributable to Class B shares on an annualized basis were as follows:

ALABAMA             ARKANSAS         CALIFORNIA             FLORIDA             GEORGIA            MARYLAND       MASSACHUSETTS
   FUND                FUND                FUND                FUND                FUND                FUND                FUND
-------------------------------------------------------------------------------------------------------------------------------
   1.00%               0.90%               0.90%               0.80%               1.00%               1.00%               1.00%

MFS retained no service fees with respect to California Class C shares. Fees incurred under the distribution plan for the period ended September 30, 2002 were 1.00% of the fund's average daily net assets attributable to Class C shares of the California Fund on an annualized basis. Except in the case of the 0.25% per annum first year Class B shares service fee, payments by the Florida Fund will not be implemented until such date as the Trustees of the trust may determine. In the case of the Arkansas and California funds, the Class B share service fee is 0.25% per annum, for the first year and is currently 0.10% per annum on Class B shares held over one year.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended September 30, 2002, for Class A, Class B, and Class C shares, were as follows:

                  ALABAMA          ARKANSAS        CALIFORNIA           FLORIDA           GEORGIA       MARYLAND      MASSACHUSETTS
CDSC IMPOSED         FUND              FUND              FUND              FUND              FUND           FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A           $     --          $     --          $     70          $  2,700          $     --          $    500       $     --
Class B             18,686             6,492           103,285            17,574            25,906            16,234         16,577
Class C           $     --                --             8,037                --                --                --            --

SHAREHOLDER SERVICING AGENT -- MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows (000 Omitted):

                   ALABAMA          ARKANSAS        CALIFORNIA           FLORIDA           GEORGIA       MARYLAND     MASSACHUSETTS
                      FUND              FUND              FUND              FUND              FUND           FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
Purchases         $ 13,566          $ 17,774          $ 65,408          $ 18,892          $  8,232       $ 11,801          $ 33,974
Sales               13,521             9,074            43,617            13,175             8,732         12,351            21,750

The cost and unrealized appreciation or depreciation in value of the investments owned by each fund, as computed on a federal income tax basis, are as follows (000 Omitted):

                   ALABAMA          ARKANSAS      CALIFORNIA         FLORIDA         GEORGIA          MARYLAND        MASSACHUSETTS
                      FUND              FUND            FUND            FUND            FUND              FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
Aggregate Cost     $91,777          $127,403        $437,701         $92,276         $66,766          $153,867             $249,122
                   -------          --------        --------         -------         -------          --------             --------
Gross unrealized
  appreciation     $ 9,215          $ 14,594        $ 45,271         $ 8,984         $ 7,562          $ 17,009              $27,939
Gross unrealized
  depreciation        (92)              (31)         (2,967)            (74)             (5)             (169)              (1,125)
                   -------          --------        --------         -------         -------          --------             --------
Net unrealized
  appreciation     $ 9,123          $ 14,563        $ 42,304         $ 8,910         $ 7,557          $ 16,840             $ 26,814
                   =======          ========        ========         =======         =======          ========             ========

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

CLASS A SHARES                                     ALABAMA FUND                   ARKANSAS FUND                 CALIFORNIA FUND
                                         ----------------------          ---------------------           ----------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2002 (000 OMITTED)         SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                 693        $  7,333             908        $  9,295           4,961        $ 29,097
Shares issued to shareholders in
  reinvestment of distributions             113           1,191             169           1,721             721           4,201
Shares reacquired                        (1,057)        (11,133)           (655)         (6,724)         (3,719)        (21,812)
                                         ------         -------            ----          ------          ------         -------
   Net increase (decrease)                 (251)       $ (2,609)            422        $  4,292           1,963        $ 11,486
                                         ======         =======            ====          ======          ======         =======

YEAR ENDED MARCH 31, 2002 (000 OMITTED)  SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                 978        $ 10,280           1,402        $ 14,211          10,239        $ 59,507
Shares issued to shareholders in
  reinvestment of distributions             173           1,817             261           2,647           1,159           6,749
Shares reacquired                          (841)         (8,795)         (1,003)        (10,138)         (8,207)        (47,667)
                                           ----        --------          ------        --------          ------        --------
  Net increase                              310        $  3,302             660        $  6,720           3,191        $ 18,589
                                           ====        ========          ======        ========          ======        ========

                                                   FLORIDA FUND                    GEORGIA FUND                    MARYLAND FUND
                                       ------------------------           ---------------------           ----------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2002 (000 OMITTED)       SHARES            AMOUNT           SHARES         AMOUNT           SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------------

Shares sold                               760           $ 7,671              314         $3,450              575         $ 6,611
Shares issued to shareholders in
  reinvestment of distributions            82               820               83            903              170           1,945
Shares reacquired                        (461)           (4,628)            (298)        (3,258)            (577)         (6,609)
                                         ----           -------             ----         ------             ----          ------
  Net increase                            381           $ 3,863               99         $1,095              168         $ 1,947
                                         ====           =======             ====         ======             ====          ======

YEAR ENDED MARCH 31, 2002 (000 OMITTED) SHARES           AMOUNT           SHARES         AMOUNT           SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                             1,613           $16,012              706         $7,685            1,205         $13,620
Shares issued to shareholders in
  reinvestment of distributions           125             1,243              126          1,361              284           3,234
Shares reacquired                      (1,303)          (12,926)            (563)        (6,066)          (1,048)        (11,937)
                                       ------           -------             ----         ------           ------         -------
  Net increase                            435           $ 4,329              269         $2,980              441         $ 4,917
                                       ======           =======             ====         ======           ======         =======

                                                                                                              MASSACHUSETTS FUND
                                                                                                            --------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002 (000 OMITTED)                                                         SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                                1,573         $17,826
Shares issued to shareholders in
  reinvestment of distributions                                                                              220           2,460
Shares reacquired                                                                                           (811)         (9,098)
                                                                                                           -----         -------
  Net increase                                                                                               982         $11,188
                                                                                                           =====         =======
YEAR ENDED MARCH 31, 2002 (000 OMITTED)                                                                   SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                                2,008         $22,341
Shares issued to shareholders in
  reinvestment of distributions                                                                              387           4,301
Shares reacquired                                                                                         (2,576)        (28,619)
                                                                                                          ------        --------
  Net decrease                                                                                              (181)       $ (1,977)
                                                                                                          ======        ========

CLASS B SHARES                                     ALABAMA FUND                   ARKANSAS FUND                     CALIFORNIA FUND
                                         ----------------------           ---------------------           -------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2002 (000 OMITTED)         SHARES          AMOUNT           SHARES         AMOUNT           SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                 252         $ 2,684              223         $2,289            2,671            $15,722
Shares issued to shareholders in
  reinvestment of distributions              15             163               11            111              165                963
Shares reacquired                           (77)           (810)             (94)          (957)          (1,531)            (8,952)

                                           ----          ------             ----         ------           ------            -------
  Net increase                              190         $ 2,037              140         $1,443            1,305            $ 7,733
                                           ====         =======             ====         ======           ======            =======

YEAR ENDED MARCH 31, 2002 (000 OMITTED)  SHARES          AMOUNT           SHARES         AMOUNT           SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                 499         $ 5,248              294         $2,979            4,125            $24,056
Shares issued to shareholders in
  reinvestment of distributions              24             252               21            215              280              1,633
Shares reacquired                          (396)         (4,166)            (417)        (4,243)          (3,493)           (20,287)
                                           ----         -------             ----         ------           ------            -------
  Net increase (decrease)                   127         $ 1,334             (102)       $(1,049)             912            $ 5,402
                                           ====         =======             ====        =======           ======            =======

                                                   FLORIDA FUND                     GEORGIA FUND                      MARYLAND FUND
                                         ----------------------           ----------------------          -------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2002 (000 OMITTED)         SHARES          AMOUNT           SHARES          AMOUNT          SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                 518         $ 5,230              152          $1,653             325            $ 3,740
Shares issued to shareholders in
  reinvestment of distributions              20             201               16             170              32                366
Shares reacquired                          (375)         (3,755)            (172)         (1,864)           (322)            (3,695)
                                           ----          ------             ----          ------           -----             ------
  Net increase (decrease)                   163         $ 1,676               (4)         $  (41)             35             $  411
                                           ====         =======             ====          ======           =====             ======

YEAR ENDED MARCH 31, 2002 (000 OMITTED)  SHARES          AMOUNT           SHARES          AMOUNT          SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                 574         $ 5,697              399         $ 4,309             668             $7,587
Shares issued to shareholders in
  reinvestment of distributions              36             365               27             290              60                674
Shares reacquired                          (741)         (7,358)            (524)         (5,681)           (457)            (5,190)
                                           ----         -------             ----         -------            ----             -------
  Net increase (decrease)                  (131)        $(1,296)             (98)        $(1,082)            271             $3,071
                                           ====         =======             ====         =======            ====             =======

                                       59


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

                                                                                                             MASSACHUSETTS FUND
                                                                                                           --------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2002 (000 OMITTED)                                                                           SHARES        AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                                   698       $ 7,889
Shares issued to shareholders in
  reinvestment of distributions                                                                                45           503
Shares reacquired                                                                                            (291)       (3,306)
  Net increase                                                                                                452       $ 5,086

YEAR ENDED MARCH 31, 2002 (000 OMITTED)                                                                    SHARES        AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                                 1,262       $14,063
Shares issued to shareholders in
  reinvestment of distributions                                                                                69           767
Shares reacquired                                                                                            (601)       (6,683)
  Net increase                                                                                                730       $ 8,147
Class C Shares

                                                                                                               CALIFORNIA FUND
                                                                                                           --------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2002 (000 OMITTED)                                                                           SHARES        AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                                 1,812       $10,683
Shares issued to shareholders in
  reinvestment of distributions                                                                                80           465
Shares reacquired                                                                                            (718)       (4,206)
  Net increase                                                                                              1,174       $ 6,942

YEAR ENDED MARCH 31, 2002 (000 OMITTED)                                                                    SHARES        AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                                 4,902       $28,313
Shares issued to shareholders in
  reinvestment of distributions                                                                               132           771
Shares reacquired                                                                                          (4,580)      (26,437)
  Net increase                                                                                                454       $ 2,647

(6) Line of Credit

The trust and other affiliated funds participate in a $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to each of the funds for the period ended September 30, 2002 ranged from $294 to $1,922.

(7) Financial Instruments

Each fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FUTURES CONTRACTS

                                                                                                         UNREALIZED
FUND                             DESCRIPTION            EXPIRATION        CONTRACTS       POSITION     DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
Alabama Fund            Municipal Bond Index         December 2002           28             Short        $(143,500)
                                                                                                         ---------
Florida Fund            Municipal Bond Index         December 2002           23             Short        $(114,281)
                                                                                                         ---------
Georgia Fund            Municipal Bond Index         December 2002           18             Short        $ (92,250)
                                                                                                         ---------
Maryland Fund           Municipal Bond Index         December 2002           29             Short        $(144,094)
                                                                                                         ---------
Massachusetts Fund      Municipal Bond Index         December 2002           70             Short        $(347,813)
                                                                                                         ---------

At September 30, 2002 the funds had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) RESTRICTED SECURITIES

Each fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At September 30, 2002, the funds owned the following restricted securities, excluding securities issued under Rule 144A, which may not be publicly sold without registration under the Securities Act of 1933. Each fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith under the direction of the Trustees.

                                                                               DATE OF    SHARE/PAR
FUND               DESCRIPTION                                             ACQUISITION        AMOUNT          COST             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Alabama Fund       Guam Power Authority Rev., RITES AMBAC, 8.636s, 2013        5/20/99       500,000      $  527,792      $  621,610
                   Guam Power Authority Rev., RITES AMBAC, 8.136s, 2018        5/20/99     4,500,000       4,381,558       5,067,720
                   Puerto Rico Municipal Finance Agency, RITES,
                     FSA 9.145s, 2017                                           1/6/00       500,000         469,788         626,470
                   Puerto Rico Public Finance Corp., RITES AMBAC,
                     8.915s, 2013                                              3/31/99       500,000         507,630         679,980
                   Puerto Rico Public Finance Corp., RITES, AMBAC,
                     8.915s, 2016                                              9/30/99       500,000         558,757         680,600
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $ 7,676,380
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Fund      Commonwealth of Puerto Rico, RITES, MBIA,
                     9.685s, 2020                                              3/30/00     3,000,000       3,054,190     $ 4,111,200
                   Commonwealth of Puerto Rico, RITES, 9.185s, 2019            10/5/00     1,250,000       1,279,090       1,563,400
                   Puerto Rico Municipal Finance Agency, RITES,
                     FSA, 9.145s, 2017                                          1/6/00       735,000         690,906         920,911
                   Puerto Rico Municipal Finance Agency, RITES,
                     FSA, 9.145s, 2018                                          1/6/00     3,250,000       3,014,120       3,992,365
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $10,587,876
------------------------------------------------------------------------------------------------------------------------------------
California Fund    Los Angeles, CA, RITES, 8.626s, 2014                        7/20/99     5,405,000      $5,631,106     $ 7,278,481
                   Puerto Rico Commonwealth, Rol Series Ii R 124B, XLCA,
                     9.14s, 2017                                              10/22/01     1,500,000       1,801,942       2,041,560
                   Puerto Rico Commonwealth, Rol Series Ii R 184C,
                     FGIC, 9.29s, 2016                                          8/5/02     3,300,000       4,269,738       4,585,944
                   Southern California Metropolitan Water District, RITES,
                     9.606s, 2018                                              5/07/01     5,000,000       5,779,354       7,067,700
                   State of California, RITES, 7.606s, 2015                    3/10/99     5,000,000       4,922,400       5,653,900
                   State of California, RITES, 9.587s, 2017                     1/3/00     1,250,000       1,273,450       1,563,925
                   University of California Rev., RITES, MBIA,
                     8.376s, 2016                                              5/21/99     5,705,000       5,775,730       6,632,747
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $34,824,257
------------------------------------------------------------------------------------------------------------------------------------
Florida Fund       Commonwealth of Puerto Rico, RITES, 9.685s, 2019             4/6/00     1,000,000      $1,024,318     $ 1,370,400
                   State of Florida, RITES, 8.027s, 2017                       4/22/99     3,000,000       3,039,186       3,392,460
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $ 4,762,860
------------------------------------------------------------------------------------------------------------------------------------
Georgia Fund       Atlanta, GA, Water & Wastewater Rev., RITES,
                     FGIC, 9.027s, 2016                                        4/20/99     4,000,000      $4,572,538     $ 5,490,880
                   Fulton County, GA, Facilities Corp.,
                     AMBAC, 5.9s, 2019                                         12/9/99     1,000,000       1,000,000       1,167,720
                   Georgia Municipal Assn., Inc., Installment
                     Sale Program
                     (Atlanta Detention Center), FSA, 5s, 2014                11/18/98       850,000         850,000         923,899
                   Puerto Rico Municipal Finance Agency, RITES,
                     FSA, 10.143s, 2016                                         1/6/00       500,000         516,987         668,540
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $ 8,251,039
------------------------------------------------------------------------------------------------------------------------------------
Maryland Fund      Guam Power Authority Rev., RITES, AMBAC,
                     8.636s, 2015                                              5/20/99     1,680,000      $1,743,584     $ 2,039,890
                   Puerto Rico Electric Power Authority, Power Rev.,
                     RITES, FSA, 8.623s, 2015                                  9/16/99     1,400,000       1,367,100       1,662,500
                   Puerto Rico Municipal Finance Agency, RITES,
                     FSA, 9.145s, 2019                                          1/6/00     1,000,000         907,656       1,222,020
                   Puerto Rico Public Finance Corp., RITES, AMBAC,
                     8.915s, 2013                                              9/30/99       500,000         507,630         679,980
                   Puerto Rico Public Finance Corp., RITES, AMBAC,
                     8.915s, 2016                                              3/31/99     1,520,000       1,698,620       2,069,024
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $ 7,673,414
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Fund  Dudley-Charlton, MA, Regional School District,
                      FGIC, 8.646s, 2015                                       4/28/99     1,365,000      $1,480,157     $ 1,787,140
                    Dudley-Charlton, MA, Regional School District,
                      FGIC, 8.646s, 2016                                       4/28/99     1,430,000       1,540,136       1,865,978
                    Dudley-Charlton, MA, Regional School District,
                      FGIC, 8.646s, 2018                                       4/28/99     1,565,000       1,673,168       2,025,642
                    Massachusetts Bay Transit Authority, Pennsylvania
                      675A, RITES, 10.421s, 2016                               4/19/00     4,835,000       5,415,038       6,982,514
                    Massachusetts Water Resources Authority,
                      RITES, FGIC, 10.917s, 2019                               3/23/00     4,010,000       4,681,719       6,204,513
                    Puerto Rico Public Finance Corp.,
                      RITES, AMBAC, 8.915s, 2016                               3/31/99     2,500,000       2,793,783       3,403,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         $22,268,787
------------------------------------------------------------------------------------------------------------------------------------

At September 30, 2002, restricted securities constituted the following percentages of each fund's net assets:

  ALABAMA          ARKANSAS          CALIFORNIA           FLORIDA                GEORGIA          MARYLAND           MASSACHUSETTS
     FUND              FUND                FUND              FUND                   FUND              FUND                    FUND
----------------------------------------------------------------------------------------------------------------------------------
     7.5%             7.5%                 7.2%             4.6%                  10.8%              4.5%                    7.9%

                              AVOID A PAPER JAM --
                              SIGN UP FOR eDELIVERY

Reduce the piles of paper in your home while keeping up with the latest developments in your investment portfolio. With MFS' eDelivery service, you can receive e-mail notification whenever your latest MFS fund prospectuses, prospectus supplements, and shareholder reports are available.

These e-mails will contain links that will allow you to immediately download a file of the new report or prospectus, which can then be printed or simply reviewed right from your computer screen. The best part? Once you sign up for eDelivery, printed versions of these pieces will no longer be mailed to your home.

MFS eDelivery is available to shareholders who use MFS(R) Access*, the service that lets shareholders review their account information and request transactions online.

To sign up for eDelivery, visit MFS Account Access at www.mfs.com.

*MFS Access cannot be used for certain retirement plans. Account access to MFS-sponsored 401(k) plans, profit sharing plans, money purchase pension plans, and 403(b) plans is available through MFS(R) Retirement Access.

WANT TO GIVE A GIFT THAT WON'T GET
LOST, BROKEN, OR FORGOTTEN?

[GRAPHIC]

THEN CONSIDER GIVING SHARES OF A MUTUAL FUND.

Mutual fund shares make a unique gift to celebrate a birthday, graduation, wedding, retirement, or any other special occasion. MFS offers a special kit for those who wish to give shares of an MFS mutual fund.

WHAT'S IN THE KIT

-    a certificate you can send to the recipient to commemorate your gift

- the paperwork you must complete to purchase shares, open an account, or transfer shares on the recipient's behalf

- an MFS "ABCs of Investing" brochure that examines the potential benefits of gifting -- for the recipient and the giver

HOW TO OBTAIN THE KIT

-    Contact your investment professional, or

-    Call MFS at 1-800-225-2606 any business day from 8 a.m. to 8 p.m. ET

For a prospectus on any MFS product, call your investment professional or MFS.

MFS(R) MUNICIPAL SERIES TRUST

The following tables present certain information regarding the Trustees and officers of MFS Municipal Series Trust, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years duration, although the titles may not have been the same throughout.

                  NAME, AGE, POSITION WITH THE TRUST,
            PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55) Trustee, Chairman
Massachusetts Financial Services Company,
Chairman

JOHN W. BALLEN* (born 09/12/59) Trustee and President
Massachusetts Financial Services Company,
Chief Executive Officer and Director

KEVIN J. PARKE* (born 12/14/59) Trustee
Massachusetts Financial Services Company,
Chief Investment Officer, President and
Director

LAWRENCE H. COHN, M.D. (born 03/11/37)
Trustee
Brigham and Women's Hospital, Chief of
Cardiac Surgery; Harvard Medical School,
Professor of Surgery

THE HON. SIR J. DAVID GIBBONS, KBE
(born 06/15/27) Trustee
Edmund Gibbons Limited (diversified holding company),
Chief Executive Officer; Colonial Insurance Company Ltd.,
Director and Chairman; Bank of Butterfield, Chairman (until 1997)

WILLIAM R. GUTOW (born 09/27/41) Trustee
Private investor and real estate consultant;
Capitol Entertainment Management Company
(video franchise), Vice Chairman

J. ATWOOD IVES (born 05/01/36) Trustee
Private investor; KeySpan Corporation (energy related services),
Director; Eastern Enterprises (diversified services company),
Chairman, Trustee and Chief Executive Officer (until November 2000)

ABBY M. O'NEILL (born 04/27/28)
Trustee
Private investor; Rockefeller Financial Services, Inc. (investment advisers), Chairman and Chief Executive Officer

LAWRENCE T. PERERA (born 06/23/35)
Trustee
Hemenway & Barnes (attorneys), Partner

WILLIAM J. POORVU (born 04/10/35)
Trustee
Private investor; Harvard University Graduate School of Business
Administration, Class of 1961. Adjunct Professor in Entrepreneurship Emeritus; CBL & Associates Properties, Inc.
(real estate investment trust), Director;

J. DALE SHERRATT (born 09/23/38) Trustee
Insight Resources, Inc. (acquisition planning specialists),
President; Wellfleet Investments (investor in health care companies), Managing General Partner (since 1993);
Cambridge Nutraceuticals (professional nutritional products),
Chief Executive Officer (until May 2001);
Paragon Trade Brands, Inc. (disposable consumer products), Director

ELAINE R. SMITH (born 04/25/46) Trustee
Independent health care industry consultant

WARD SMITH (born 09/13/30) Trustee Private investor;
Sundstrand Corporation
(manufacturer of highly engineered products for industrial and aerospace applications), Director (until June 1999)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies ").

* "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)
Trustee, Chairman Massachusetts Financial Services Company, Chairman

JOHN W. BALLEN (born 9/12/59)
Trustee and President Massachusetts Financial Services Company,
Chief Executive Officer and Director

JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk
Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

STEPHEN E. CAVAN (born 11/06/53)
Secretary and Clerk Massachusetts Financial Services Company,
Senior Vice President, General Counsel and Secretary

ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice President
(since August 2000);
UAM Fund Services,
Senior Vice President (prior to August 2000)

RICHARD M. HISEY (born 08/29/58)
Treasurer
Massachusetts Financial Services Company,
Senior Vice President (since July 2002);
The Bank of New York,
Senior Vice President (September 2000 to July 2002); Lexington Global Asset Managers, Inc.,
Executive Vice President and General Manager
(prior to September 2000)

ELLEN MOYNIHAN (born 11/13/57)
Assistant Treasurer
Massachusetts Financial Services Company,
Vice President

JAMES O. YOST (born 06/12/60)
Assistant Treasurer
Massachusetts Financial Services Company,
Senior Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002. Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS.

Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

PORTFOLIO MANAGERS
Michael L. Dawson+
Geoffrey L. Schechter+

CUSTODIANS
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, NY 10081

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

INVESTOR SERVICE
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the
Deaf).

For share prices, account balances, exchanges or stock and bond outlooks, call toll free: 1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB
www.mfs.com

+  MFS Investment Management

MFS(R) MUNICIPAL
SERIES TRUST

------------
 PRSRT STD
U.S. POSTAGE
   PAID
   MFS
------------

MFS(R) Alabama Municipal Bond Fund
MFS(R) Arkansas Municipal Bond Fund
MFS(R) California Municipal Bond Fund
MFS(R) Florida Municipal Bond Fund
MFS(R) Georgia Municipal Bond Fund
MFS(R) Maryland Municipal Bond Fund
MFS(R) Massachusetts Municipal Bond Fund

[LOGO]

500 Boylston Street
Boston, MA 02116-3741


(C)2002 MFS Investment Management.(R)

MFS(R) investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.                         MST-3A-11/02/42M